UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7885

Name of Fund: Master Extended Market Index Series of Quantitative Master
              Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Master
      Extended Market Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/04

Date of reporting period: 01/01/04 - 06/30/04

Item 1 - Report to Stockholders

ML Extended Market Index Fund

Six Months Ended June 30, 2004

For the six months, the ML Extended Market Index Fund returned 5.93% versus a return of 5.82% for the benchmark, the Wilshire 4500 Index.

The first half of 2004 showed flat to positive returns for the global equity markets influenced mainly by indecisive global investors. This behavior stemmed from continued political tension in the U.S., violence in Iraq, record high oil prices, and improving economic data over the quarter. A shift in investor favor from low-quality, low-price, and high beta securities to higher-quality, higher-cap and lower-beta stocks took place at the end of 1Q2004 and grew stronger into 2Q2004.

The S&P500 Index closed at 1,140.84 on June 30th with a price return of 2.60% YTD. The DJIA closed at 10,435.48 with a price return of -0.18% while the NASDAQ returned 2.22% with a closing level of 2,047.79, showing technology stocks outperforming the broader market. European markets showed comparable gains with the FTSE 100 closing at 4,464.10, returning -0.29% in Sterling and the MSCI World Index up 2.53% in US dollars with a closing level of 1,062.51.

The portfolio met its objective of closely tracking the return of its benchmark. For the six month period ended June 30, 2004 the Wilshire 4500 Index returned 5.82%. For the period, performance showed that large-cap stocks under-performed small and mid-cap stocks, as the Wilshire 5000 Index returned 3.93%.

The six months ended with the US Federal Reserve's June 30th meeting where the anticipated rate hike proved less significant than expected at a quarter point increase. With this news, along with higher than expected GDP growth figures, the first two quarters ended with equity markets on the rise. With positive earnings and revenue growth continuing to surprise investors coupled with real growth anticipated to reach five-year highs, equity markets are expected to outperform cash and bonds for the rest of the year. As the Presidential campaigns move closer to election date, politics will continue to drive the market's uncertainty into the future along with the Fed's accommodative monetary policy. Overseas, politics will also be the main driver of future performance of international markets as the Iraqi hand-over took place at the end of June along with the EU and Canadian parliamentary elections. While the Euro is gradually losing considerable strength, returning -3.54% for the first half of the year, the Asian economy are gaining financial power represented by the Japanese Yen up 1.81% compared to the USD since December 31, 2004. With that, the portfolio is expected to continue to meet its objectives for the rest of 2004.

Master Extended Market Index Series                                June 30, 2004
Schedule of Investments

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.6%                      +  Aerosonic Corporation                                            200        $     1,180
                                      +  Armor Holdings, Inc.                                           2,300             78,200
                                         Cubic Corporation                                              1,500             31,395
                                      +  DRS Technologies, Inc.                                         1,581             50,434
                                         EDO Corporation                                                1,200             28,944
                                      +  ESCO Technologies Inc.                                           900             48,024
                                         Engineered Support Systems, Inc.                               1,955            114,387
                                      +  EnPro Industries, Inc.                                         1,000             22,980
                                      +  Esterline Technologies Corporation                               400             11,812
                                         GenCorp Inc.                                                   2,600             34,814
                                         HEICO Corporation (Class A)                                    1,792             24,998
                                      +  KVH Industries, Inc.                                             900             11,457
                                         Kaman Corp. (Class A)                                          1,400             19,586
                                         L-3 Communications Holdings, Inc.                              5,595            373,746
                                      +  MTC Technologies, Inc.                                           400             10,328
                                      +  Metrologic Instruments, Inc.                                   1,300             25,922
                                      +  SPACEHAB, Incorporated                                           500              1,835
                                      +  SatCon Technology Corporation                                    700              1,764
                                      +  Teledyne Technologies Incorporated                             1,900             38,038
                                      +  TransTechnology Corporation                                      300              2,106
                                      +  Trimble Navigation Limited                                     2,900             80,591
                                      +  Veeco Instruments Inc.                                         2,100             54,201
                                                                                                                     -----------
                                                                                                                       1,066,742

Air Transport - 0.4%                  +  AAR Corp.                                                      1,900             21,565
                                      +  AMR Corporation                                                9,900            119,889
                                      +  ATA Holdings Corp.                                             1,500              7,815
                                      +  AirTran Holdings, Inc.                                         3,500             49,490
                                      +  Alaska Air Group, Inc.                                         1,500             35,805
                                      +  America West Holdings Corporation (Class B)                    1,600             14,528
                                      +  Atlantic Coast Airlines Holdings, Inc.                         2,700             15,498
                                      +  Aviall, Inc.                                                   1,800             34,218
                                      +  Aviation General, Incorporated                                 1,200                 60
                                      +  Continental Airlines, Inc. (Class B)                           3,970             45,139
                                      +  EGL, Inc.                                                      2,895             77,007
                                      +  ExpressJet Holdings, Inc.                                      1,600             19,424
                                      +  Frontier Airlines, Inc.                                        2,100             22,848
                                      +  Great Lakes Aviation, Ltd.                                       700                630
                                      +  Hawaiian Holdings, Inc.                                        3,802             27,184
                                      +  JetBlue Airways Corporation                                    5,250            154,245
                                      +  LMI Aerospace, Inc.                                              900              1,170
                                      +  MAIR Holdings, Inc.                                            1,300             10,608
                                      +  Mesa Air Group, Inc.                                           1,900             15,371
                                      +  Midwest Express Holdings                                         800              3,336
                                      +  Northwest Airlines Corporation                                 5,100             56,712
                                      +  Petroleum Helicopters, Inc. (Non-voting)                         700             13,440
                                      +  Pinnacle Airlines Corp.                                        1,300             14,690
                                         SkyWest, Inc.                                                  3,400             59,194
                                      +  UAL Corporation                                                4,705              6,446

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Air Transport (concluded)             +  Vanguard Airlines, Inc.                                          200        $        --
                                                                                                                     -----------
                                                                                                                         826,312

Apparel - 1.2%                        +  Aeropostale, Inc.                                              2,650             71,312
                                      +  Ashworth, Inc.                                                 3,500             29,085
                                      +  bebe stores, inc.                                              3,400             68,000
                                         Brown Shoe Company, Inc.                                       1,200             49,116
                                         The Buckle, Inc.                                                 700             19,775
                                      +  Burke Mills, Inc.                                              1,400              1,764
                                      +  Cache, Inc.                                                    2,100             28,371
                                      +  Carter's, Inc.                                                   900             26,199
                                         Cherokee Inc.                                                    400             10,036
                                      +  Coach, Inc.                                                   10,090            455,967
                                      +  Columbia Sportswear Company                                    2,500            136,550
                                      +  DHB Capital Group Inc.                                         3,400             51,612
                                      +  Deckers Outdoor Corporation                                    1,300             38,337
                                         Escalade, Incorporated                                           600             13,866
                                      +  Fab Industries, Inc.                                             200                682
                                      +  Fossil, Inc.                                                   4,817            131,263
                                      +  GSI Commerce, Inc.                                             1,800             17,334
                                      +  Guess?, Inc.                                                   1,600             25,760
                                         Haggar Corp.                                                     300              6,045
                                      +  Hampshire Group, Limited                                         300              8,697
                                      +  Hartmarx Corporation                                           2,100             13,230
                                      +  JPS Industries Inc.                                              400              1,304
                                      +  J. Jill Group Inc.                                             1,900             44,821
                                      +  Jos. A. Bank Clothiers, Inc.                                   1,300             40,807
                                         Kellwood Co.                                                   1,600             69,680
                                         Kenneth Cole Productions, Inc. (Class A)                       1,100             37,697
                                         K-Swiss Inc. (Class A)                                         2,600             52,546
                                      +  LaCrosse Footwear, Inc.                                          500              3,990
                                      +  Magic Lantern Group, Inc.                                      1,000                900
                                      +  Marisa Christina, Incorporated                                   900              1,134
                                      +  Maxwell Shoe Company Inc. (Class A)                            1,965             45,667
                                      +  Mossimo, Inc.                                                    800              3,008
                                      +  Mothers Work, Inc.                                               300              6,171
                                         OshKosh B'Gosh, Inc. (Class A)                                   700             17,479
                                         Oxford Industries, Inc.                                        1,600             69,696
                                      +  Perry Ellis International, Inc.                                1,400             35,364
                                         Phillips-Van Heusen Corporation                                1,800             34,650
                                      +  Phoenix Footwear Group, Inc.                                   1,000             13,390
                                         Polo Ralph Lauren Corporation                                  2,500             86,125
                                         Quaker Fabric Corporation                                      1,400             10,793
                                      +  Quiksilver, Inc.                                               3,300             78,573
                                      +  Rocky Shoes & Boots, Inc.                                      1,100             26,125
                                         Russell Corporation                                            2,900             52,084
                                      +  Skechers U.S.A., Inc. (Class A)                                1,200             15,600
                                      +  Stage Stores, Inc.                                             1,700             64,022
                                      +  Steve Madden, Ltd.                                               800             15,976

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Apparel (concluded)                      The Stride Rite Corporation                                    2,400        $    26,472
                                         Superior Uniform Group, Inc.                                   1,500             23,835
                                         Tandy Brands Accessories, Inc.                                   200              2,700
                                      +  The Timberland Company (Class A)                               2,000            129,180
                                      +  Tropical Sportswear Int'l Corporation                          3,300             11,715
                                      +  Unifi, Inc.                                                    3,200              9,376
                                      +  Vans, Inc.                                                       900             18,495
                                      +  Warnaco Group, Inc.                                            2,700             57,429
                                         Weyco Group, Inc.                                                150              5,144
                                      +  Wolverine World Wide, Inc.                                     2,400             63,000
                                                                                                                     -----------
                                                                                                                       2,377,949

Banks - 6.1%                             ABC Bancorp                                                      600             12,204
                                         Alabama National BanCorporation                                  800             44,376
                                         Ameriana Bancorp                                                 200              2,972
                                         American National Bankshares Inc.                                400              8,712
                                         Arrow Financial Corporation                                      420             12,789
                                         Associated Banc-Corp.                                          6,832            202,432
                                         BCSB Bankcorp, Inc.                                            1,200             15,936
                                         BSB Bancorp, Inc.                                              1,300             46,215
                                      +  The Banc Corporation                                           4,700             30,597
                                         BancFirst Corporation                                            400             23,900
                                         BancorpSouth, Inc.                                             3,600             81,108
                                         Bank Mutual Corporation                                        2,500             27,250
                                         Bank of Granite Corp.                                            525             10,978
                                         Bank of Hawaii Corporation                                     3,700            167,314
                                         Bank of the Ozarks, Inc.                                         700             16,310
                                         BankAtlantic Bancorp, Inc. (Class A)                           3,300             60,885
                                      +  The Bankcorp Bank                                                400              7,084
                                         Banknorth Group, Inc.                                          9,914            322,007
                                         Bar Harbor Bankshares                                            200              5,200
                                         Berkshire Bancorp Inc.                                           300              5,175
                                         Berkshire Hills Bancorp, Inc.                                    300             11,130
                                         Boston Private Financial Holdings, Inc.                        2,600             60,216
                                         BostonFed Bancorp, Inc.                                        1,100             43,791
                                         Brookline Bancorp, Inc.                                        3,499             51,330
                                         Bryn Mawr Bank Corporation                                       400              9,100
                                         CB Bancshares, Inc.                                              495             46,134
                                         CFS Bancorp, Inc.                                                800             10,600
                                         Camco Financial Corporation                                      500              7,000
                                         Camden National Corporation                                      300              9,921
                                         Capital Bank Corporation                                       1,100             18,029
                                         Capital City Bank Group, Inc.                                    500             19,795
                                         Capitol Bancorp Ltd.                                             420             10,929
                                         Capitol Federal Financial                                      4,340            129,766
                                         Carrollton Bancorp                                               210              3,371
                                         Cascade Bancorp                                                  900             16,524
                                         Cavalry Bancorp, Inc.                                            400              6,392
                                      +  Center Bancorp, Inc.                                             520              5,819
                                      +  Central Coast Bancorp                                            502              9,187

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Banks (continued)                        Century Bancorp, Inc. (Class A)                                  200        $     6,578
                                         Chemical Financial Corporation                                 1,060             39,103
                                         Chesterfield Financial Corp.                                   1,000             31,100
                                         Chittenden Corporation                                         1,787             62,813
                                         Citizens Banking Corporation                                   3,300            102,465
                                         Citizens South Banking Corporation                             2,428             32,001
                                         City Holding Company                                           1,800             56,844
                                         City National Corporation                                      3,100            203,670
                                         CityBank                                                         300              9,609
                                         Clifton Savings Bancorp, Inc.                                    980             11,574
                                         CoBiz Inc.                                                     1,250             17,288
                                         The Colonial BancGroup, Inc.                                   7,155            130,006
                                         Columbia Bancorp                                                 400             11,688
                                         Columbia Banking System, Inc.                                  1,930             42,846
                                         Comm Bancorp, Inc.                                               100              4,120
                                         Commerce Bancorp, Inc.                                         4,360            239,844
                                         Commerce Bancshares, Inc.                                      4,177            191,912
                                         Commercial Bankshares, Inc.                                      356              9,459
                                         Commercial National Financial Corporation                        100              2,325
                                         Community Bank of Northern Virginia                              600              8,100
                                         Community Bank System, Inc.                                    1,600             36,464
                                         Community Banks, Inc.                                            488             14,333
                                         Community First Bankshares, Inc.                               2,935             94,478
                                         Community Trust Bancorp, Inc.                                    800             24,400
                                         Compass Bancshares, Inc.                                       7,020            301,860
                                         Corus Bankshares, Inc.                                         1,500             61,665
                                         Cullen/Frost Bankers, Inc.                                     3,440            153,940
                                         Doral Financial Corporation                                    6,750            232,875
                                         EFC Bancorp, Inc.                                                900             20,925
                                         East West Bancorp, Inc.                                        3,690            113,283
                                         Exchange National Bancshares, Inc.                               250              7,300
                                         FFLC Bancorp, Inc.                                               350              8,806
                                         FLAG Financial Corporation                                       500              6,460
                                         F.N.B. Corporation                                             2,769             56,488
                                         FNB Corp./North Carolina                                         300              5,850
                                         FNB Corporation/Virginia                                         300              8,646
                                         FNB Financial Services Corporation                             1,125             19,136
                                         Farmers Capital Bank Corporation                                 300             10,680
                                      +  Fidelity Federal Bancorp                                       1,200              1,764
                                      +  Financial Institutions, Inc.                                     100              2,470
                                         First Bancorp                                                    400             13,372
                                         First Busey Corporation                                          500             14,620
                                      +  First Cash Financial Services, Inc.                            1,800             38,304
                                         First Charter Corporation                                        600             13,074
                                         First Citizens BancShares, Inc. (Class A)                        600             73,200
                                         First Commonwealth Financial Corporation                       3,200             41,504
                                         First Federal Bancorp, Inc.                                      400              3,300
                                         First Federal Bancshares of Arkansas, Inc.                     1,200             23,412
                                         First Federal Capital Corp.                                    1,100             30,613

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Banks (continued)                        First Financial Bancorp                                        1,710        $    30,301
                                         First Financial Bankshares, Inc.                                 350             14,675
                                         First Financial Service Corporation                              270              6,588
                                         The First of Long Island Corporation                             200              9,156
                                         First M&F Corporation                                            300              9,342
                                         First Merchants Corporation                                      115              2,984
                                         First Midwest Bancorp, Inc.                                    2,175             76,582
                                         First Mutual Bancshares, Inc.                                  1,210             30,553
                                         First National Bankshares of Florida                           2,852             54,047
                                         First Niagara Financial Group, Inc.                            4,966             59,592
                                         First Oak Brook Bancshares, Inc.                                 450             13,635
                                         First Republic Bank                                              800             34,464
                                         First South Bancorp, Inc.                                        400              8,980
                                         First State Bancorporation                                     1,200             36,864
                                      +  Firstbank Corp.                                                1,950             79,463
                                         FirstBank NW Corp.                                               542             14,558
                                         FirstMerit Corporation                                         4,800            126,576
                                      +  Florida Banks, Inc.                                            1,500             32,445
                                         Foothill Independent Bancorp                                     400              8,348
                                      +  Franklin Bank Corporation                                      1,500             23,730
                                         Frontier Financial Corporation                                   400             13,976
                                         Fulton Financial Corporation                                   7,851            158,198
                                         German American Bancorp                                          561              9,425
                                         Gold Banc Corporation                                          3,900             60,450
                                         Great Southern Bancorp, Inc.                                     600             17,550
                                         Greater Bay Bancorp                                            3,764            108,780
                                         Greater Community Bancorp                                        425              6,065
                                         Hancock Holding Company                                        1,500             43,590
                                         Hanmi Financial Corporation                                    2,478             73,101
                                         Harbor Florida Bancshares, Inc.                                1,400             38,514
                                         Harleysville National Corporation                              1,368             35,021
                                      +  Heritage Commerce Corp.                                          700             10,206
                                         Hibernia Corporation (Class A)                                 9,200            223,560
                                         Home Federal Bancorp                                           1,200             30,000
                                         Horizon Financial Corp.                                          500              9,950
                                         Hudson City Bancorp, Inc.                                     11,820            395,261
                                         Hudson United Bancorp                                          3,440            128,243
                                         Humboldt Bancorp                                               2,025             42,343
                                         Independent Bank Corp. (Massachusetts)                           800             23,160
                                         Integra Bank Corporation                                       1,000             22,030
                                         Interchange Financial Services Corporation                       650             16,172
                                      +  Irwin Financial Corporation                                    1,500             39,600
                                         Jefferson Bancshares, Inc.                                     2,500             32,400
                                         LSB Bancshares, Inc.                                             500              8,075
                                         Lakeland Financial Corporation                                   200              6,700
                                         MASSBANK Corp.                                                   250              8,652
                                         Main Street Banks, Inc.                                        1,000             28,100
                                         MainSource Financial Group, Inc.                                 346              7,024
                                         Mercantile Bankshares Corporation                              5,077            237,705

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Banks (continued)                        Merchants Bancshares, Inc.                                       350        $     9,187
                                         Mid-State Bancshares                                           1,400             32,914
                                         Midwest Banc Holdings, Inc.                                    1,000             22,300
                                      +  NBT Bancorp Inc.                                               1,360             30,382
                                         NSD Bancorp, Inc.                                                120              2,809
                                         Nara Bancorp, Inc.                                             2,900             49,677
                                         National Commerce Financial Corporation                       11,750            381,875
                                         National Penn Bancshares, Inc.                                   630             18,736
                                         Net.B@nk, Inc.                                                 2,900             31,697
                                      +  NewAlliance Bancshares, Inc.                                   5,400             75,384
                                         North Valley Bancorp                                           1,500             23,775
                                         Northern States Financial Corporation                            300              8,100
                                         Norwood Financial Corp.                                          150              4,351
                                         Oak Hill Financial, Inc.                                         300              9,450
                                         OceanFirst Financial Corp.                                       700             16,765
                                         Ohio Valley Banc Corp.                                           700             23,100
                                         Old National Bancorp                                           4,126            102,449
                                         Old Second Bancorp, Inc.                                         400             21,100
                                         Omega Financial Corporation                                      400             13,772
                                         Oriental Financial Group Inc.                                  1,177             31,861
                                         PFF Bancorp, Inc.                                              1,640             61,074
                                         Pamrapo Bancorp, Inc.                                          1,000             23,450
                                         Park National Corporation                                        600             76,626
                                         Parkvale Financial Corporation                                   300              7,902
                                         Peapack-Gladstone Financial Corporation                          330             10,600
                                         PennFed Financial Services, Inc.                                 400             13,600
                                         Peoples Bancorp                                                  200              4,722
                                         Peoples Bancorp Inc.                                             595             15,821
                                         Peoples Bancorp of North Carolina                                200              3,840
                                         The Peoples BancTrust Company, Inc.                            1,120             15,859
                                         People's Bank                                                  5,342            166,403
                                         Peoples Financial Corporation                                  1,200             20,712
                                         Popular, Inc.                                                  8,100            346,437
                                         PrivateBancorp, Inc.                                           1,300             35,698
                                         Prosperity Bancshares, Inc.                                    1,100             26,785
                                         Provident Bancorp, Inc.                                        1,772             20,201
                                         Provident Bancshares Corporation                               2,856             82,367
                                         Provident Financial Holdings, Inc.                               400              9,460
                                         Quaker City Bancorp, Inc.                                        800             43,952
                                         Republic Bancorp Inc.                                          3,028             42,089
                                         Republic Bancorp, Inc. (Class A)                                 975             19,685
                                         Riggs National Corporation                                     2,940             62,093
                                         Royal Bancshares of Pennsylvania, Inc.                           524             12,995
                                      +  S1 Corporation                                                 6,000             59,640
                                      +  S&T Bancorp, Inc.                                              1,500             47,970
                                         S.Y. Bancorp, Inc.                                               200              4,682
                                         Sandy Spring Bancorp, Inc.                                       650             22,587
                                         The Savannah Bancorp, Inc.                                       121              3,418
                                         Seacoast Banking Corporation of Florida                          870             18,209

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Banks (concluded)                        Second Bancorp, Incorporated                                     400        $    12,516
                                         Shore Bancshares, Inc.                                           300              7,662
                                      +  Signature Bank                                                   600             14,256
                                      +  Silicon Valley Bancshares                                      2,275             90,204
                                         Simmons First National Corporation (Class A)                     400             10,412
                                         Sky Financial Group, Inc.                                      5,000            123,650
                                         The South Financial Group, Inc.                                4,900            138,866
                                         Southwest Bancorp, Inc.                                          700             12,775
                                         Southwest Bancorporation of Texas, Inc.                        2,000             88,240
                                         Southwest Georgia Financial Corporation                          110              2,668
                                         State Bancorp, Inc.                                              439             10,722
                                         State Financial Services Corporation                             400             11,864
                                         Sterling Bancshares, Inc.                                      3,950             56,050
                                         Suffolk Bancorp                                                  700             22,820
                                         Summit Bancshares, Inc.                                          400             11,640
                                      +  Sun Bancorp, Inc.                                                500             11,195
                                      +  Sun Bancorp, Inc. (New Jersey)                                   798             16,965
                                         Susquehanna Bancshares, Inc.                                   1,972             49,616
                                         TCF Financial Corporation                                      4,445            258,032
                                         Texas Regional Bancshares, Inc. (Class A)                      1,750             80,343
                                         Tompkins Trustco, Inc.                                           440             20,900
                                         TriCo Bancshares                                                 900             17,010
                                         TrustCo Bank Corp NY                                           3,960             51,876
                                         Trustmark Corporation                                          3,000             86,760
                                      +  U.S.B. Holding Co., Inc.                                         798             18,290
                                         UCBH Holdings, Inc.                                            3,375            133,380
                                         UMB Financial Corporation                                      1,310             67,622
                                         Umpqua Holdings Corporation                                    2,911             61,102
                                         Union Bankshares Corporation                                     400             12,640
                                         UnionBanCal Corporation                                        8,900            501,960
                                         United Bancorp, Inc.                                             254              3,533
                                         United Bankshares, Inc.                                        2,600             84,500
                                         United Community Financial Corp.                               1,632             21,216
                                         Unizan Financial Corp.                                         1,132             29,545
                                         Vail Banks, Inc.                                               1,200             14,928
                                         Valley National Bancorp                                        5,148            130,141
                                      +  Virginia Commerce Bancorp, Inc.                                1,300             38,363
                                         WSFS Financial Corporation                                       500             24,335
                                         Warwick Community Bancorp, Inc.                                  300              9,615
                                         Washington Trust Bancorp, Inc.                                   800             20,776
                                         WesBanco, Inc.                                                 1,200             34,956
                                         West Coast Bancorp                                               800             17,152
                                         Westamerica Bancorporation                                     1,800             94,410
                                         Westcorp                                                       3,221            146,394
                                         Whitney Holding Corporation                                    2,550            113,909
                                         Wilmington Trust Corporation                                   3,800            141,436
                                         Wintrust Financial Corporation                                 1,650             83,342
                                         Yardville National Bancorp                                     1,600             40,000
                                                                                                                     -----------
                                                                                                                      11,964,927

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Business Machines - 2.3%              +  3Com Corporation                                              21,790        $   136,188
                                      +  3D Systems Corporation                                           600              6,864
                                      +  AVICI SYS INC.                                                 1,915             24,902
                                      +  ActivCard Corp.                                                3,700             26,862
                                      +  Adaptec, Inc.                                                  9,400             79,524
                                      +  Advanced Digital Information Corporation                       5,200             50,440
                                         American Software, Inc. (Class A)                              3,400             20,706
                                         Analogic Corporation                                           1,400             59,402
                                      +  Applied Films Corporation                                        800             23,216
                                      +  Arbitron Inc.                                                  1,800             65,736
                                      +  Artesyn Technologies, Inc.                                     3,100             27,900
                                      +  Ascential Software Corporation                                 4,190             66,998
                                      +  Avocent Corporation                                            2,700             99,198
                                      +  BEA Systems, Inc.                                             25,240            207,473
                                         Black Box Corporation                                          1,400             66,164
                                      +  Borland Software Corporation                                   4,800             40,752
                                      +  Brooktrout Inc.                                                2,100             22,701
                                         California First National Bancorp                                600              7,968
                                      +  Communication Intelligence Corporation                           700                343
                                      +  Computer Horizons Corp.                                        1,900              7,581
                                      +  Concurrent Computer Corporation                                3,900              7,722
                                      +  Convera Corporation                                            2,100              4,851
                                      +  Cosine Communications, Inc.                                      410              1,755
                                      +  Cray, Inc.                                                     4,600             30,452
                                      +  Crossroads Systems, Inc.                                       1,100              1,925
                                         Diebold, Incorporated                                          4,100            216,767
                                      +  Digital Lightwave, Inc.                                        3,600              6,228
                                      +  EMC Corporation                                                  101              1,151
                                      +  Enterasys Networks, Inc.                                      10,500             22,155
                                      +  Exabyte Corporation                                              300                258
                                      +  Extended Systems Incorporated                                    100                500
                                         Fair, Isaac and Company, Incorporated                          4,051            135,222
                                      +  Flow International Corporation                                   900              3,231
                                      +  Foundry Networks, Inc.                                         8,300            116,781
                                      +  General Binding Corporation                                      500              7,745
                                      +  Hanger Orthopedic Group, Inc.                                  2,900             33,988
                                      +  Hypercom Corporation                                           2,100             17,745
                                         IKON Office Solutions, Inc.                                    9,200            105,524
                                      +  Imagistics International Inc.                                    900             31,860
                                      +  Immersion Corporation                                            200                954
                                      +  Input/Output, Inc.                                             4,900             40,621
                                      +  Integrated Device Technology, Inc.                             4,200             58,128
                                      +  Intergraph Corp.                                               3,016             77,994
                                      +  Interland, Inc.                                                3,250              9,133
                                      +  InterVoice-Brite, Inc.                                         1,600             18,352
                                      +  InVision Technologies, Inc.                                    1,400             69,860
                                         Iomega Corporation                                             3,060             17,075
                                      +  Island Pacific, Inc.                                           6,800              4,420

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Business Machines (concluded)         +  Juniper Networks, Inc.                                        23,847        $   585,921
                                      +  LTX Corporation                                                2,800             30,268
                                      +  Lantronix, Inc.                                                2,100              2,625
                                      +  MIPS Technologies, Inc. (Class A)                              2,000             12,240
                                         MSC.Software Corp.                                             1,300             11,635
                                      +  MTI Technology Corporation                                       200                362
                                      +  Maxtor Corporation                                            13,112             86,933
                                      +  McDATA Corporation (Class A)                                   5,000             26,900
                                      +  Media 100 Inc.                                                   200                  3
                                         Microchip Technology                                          12,049            380,025
                                      +  Micromuse, Inc.                                                4,700             31,443
                                      +  Micros Systems, Inc.                                           1,700             81,549
                                      +  Network Engines, Inc.                                          7,500             20,400
                                      +  Omnicell, Inc.                                                   500              7,305
                                      +  PTEK Holdings, Inc.                                            3,385             39,029
                                      +  PalmOne, Inc.                                                  2,963            103,024
                                      +  Procom Technology, Inc.                                          100                126
                                      +  Pure World, Inc.                                               1,300              2,587
                                      +  Roxio, Inc.                                                    5,000             24,550
                                      +  SanDisk Corporation                                            8,590            186,317
                                      +  ScanSource, Inc.                                                 600             35,652
                                      +  Scientific Technologies Incorporated                             300              1,590
                                      +  Sigma Designs, Inc.                                            3,300             26,334
                                      +  Silicon Graphics, Inc.                                        12,500             27,500
                                      +  Sorrento Networks Corporation                                     30                103
                                      +  Storage Technology Corporation                                 5,700            165,300
                                      +  SumTotal Systems Inc                                             445              2,892
                                      +  Sybase, Inc.                                                   5,555             99,990
                                      +  Tech Data Corporation                                          3,200            125,216
                                         The Titan Corporation                                          3,100             40,238
                                         Total System Services, Inc.                                   11,100            243,090
                                      +  TransAct Technologies Incorporated                               940             29,666
                                      +  Trans-Industries, Inc.                                           100                188
                                      +  Visual Networks, Inc.                                          1,300              3,926
                                      +  Vitria Technology, Inc.                                        2,075              6,372
                                      +  White Electronic Designs Corporation                           3,100             16,244
                                                                                                                     -----------
                                                                                                                       4,540,858

Business Services - 10.6%             +  @Road, Inc.                                                    2,300             17,595
                                      +  24/ 7 Real Media, Inc.                                         1,940             10,709
                                      +  4Kids Entertainment, Inc.                                        600             14,352
                                         ABM Industries, Inc.                                           2,900             56,463
                                         ADVO Systems, Inc.                                             1,800             59,256
                                      +  AMN Healthcare Services, Inc.                                  1,720             26,299
                                      +  ANSYS, Inc.                                                    1,400             65,800
                                         ARAMARK Corporation (Class B)                                  5,690            163,644
                                      +  Accrue Software, Inc.                                            300                  0
                                      +  Actuate Corporation                                            3,700             14,615
                                      +  Adept Technology, Inc.                                           200                230

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Business Services (continued)         +  Administaff, Inc.                                              1,800        $    29,880
                                      +  Advent Software, Inc.                                          2,500             45,175
                                      +  The Advisory Board Company                                       900             32,040
                                      +  Aether Systems, Inc.                                           2,600              8,944
                                      +  Affymetrix, Inc.                                               3,560            116,519
                                      +  Agile Software Corporation                                     3,100             27,125
                                      +  Akamai Technologies, Inc.                                      8,000            143,600
                                      +  Aksys, Ltd.                                                    1,800             10,494
                                         Alamo Group Inc.                                                 600              9,540
                                      +  Alliance Data Systems Corporation                                700             29,575
                                      +  The Allied Defense Group, Inc.                                 1,000             17,970
                                      +  Alteon Inc.                                                    2,500              2,950
                                      +  Altiris, Inc.                                                  1,500             41,415
                                         Ambassadors Group, Inc.                                          300              7,053
                                         Ambassadors International, Inc.                                  600              7,674
                                      +  American Ecology Corporation                                   1,460             17,491
                                      +  American Independence Corporation                                 48                793
                                      +  American Online Latin America, Inc. (Class A)                 15,500             10,695
                                      +  American Science and Engineering                               1,200             25,104
                                      +  American Superconductor Corporation                            1,100             14,388
                                      +  Analysts International Corporation                               200                616
                                      +  Ansoft Corporation                                               500              7,630
                                      +  AnswerThink Consulting Group, Inc.                             2,400             13,752
                                      +  Anteon International Corporation                               1,300             42,406
                                      +  aQuantive, Inc.                                                4,545             44,905
                                      +  Arena Pharmaceuticals, Inc.                                    3,340             18,236
                                      +  Ariba, Inc.                                                   16,300             32,274
                                      +  Art Technology Group, Inc.                                     8,300              9,960
                                      +  Artemis International Solutions Corporation                       12                 27
                                      +  Ask Jeeves, Inc.                                               3,460            135,044
                                      +  Aspen Technology, Inc.                                         4,000             29,040
                                      +  Atari, Inc.                                                    8,600             20,726
                                      +  Authentidate Holding Corp.                                     1,900             20,767
                                         BHA Group Holdings, Inc.                                         600             22,710
                                      +  The BISYS Group, Inc.                                           5200             73,112
                                      +  BSQUARE Corporation                                            4,600              4,600
                                      +  Bankrate, Inc.                                                   900              7,704
                                      +  Baran Group Ltd.                                                 102                612
                                      +  Barrett Business Services, Inc.                                  400              5,808
                                      +  BearingPoint, Inc.                                             9,900             87,813
                                      +  Bestway, Inc.                                                    300              3,789
                                      +  BindView Development Corporation                               7,300             25,550
                                      +  Blue Coat Systems, Inc.                                        1,070             35,834
                                      +  Blue Martini Software, Inc.                                    1,400              6,202
                                      +  Bottomline Technologies, Inc.                                    100              1,055
                                         Bowne & Co., Inc.                                              2,000             31,700
                                      +  Braun Consulting, Inc.                                           800              1,440
                                      +  Bright Horizons Family Solutions, Inc.                           700             37,527
                                         The Brink's Company                                            3,100            106,175

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Business Services (continued)         +  BroadVision, Inc.                                              1,988        $     8,354
                                      +  Brocade Communications Systems, Inc.                          15,400             92,092
                                      +  CACI International Inc. (Class A)                              1,700             68,748
                                         CDI Corp.                                                      1,200             41,520
                                         CDW Corporation                                                4,845            308,917
                                         CERBCO, Inc. (Class A)                                           500              4,650
                                      +  CIBER, Inc.                                                    3,800             31,236
                                      +  CSG Systems International, Inc.                                3,865             80,006
                                      +  Career Education Corporation                                   5,468            249,122
                                      +  Carreker Corporation                                           1,400             14,028
                                         Cascade Corporation                                            1,500             46,875
                                      +  Casella Waste Systems, Inc.                                    1,100             14,465
                                      +  Catalina Marketing Corporation                                 2,200             40,238
                                      +  Catapult Communications Corporation                              500             11,500
                                      +  Cell Genesys, Inc.                                             3,550             36,885
                                      +  Centra Software, Inc.                                          1,000              2,250
                                      +  Century Business Services, Inc.                                4,545             19,816
                                      +  Ceridian Corporation                                           8,100            182,250
                                      +  Cerner Corporation                                             2,100             93,618
                                         Certegy Inc.                                                   3,600            139,680
                                      +  Charles River Associates Incorporated                          1,400             43,330
                                      +  CheckFree Corp.                                                4,790            143,700
                                      +  Childtime Learning Centers, Inc.                                 300                693
                                      +  ChoicePoint Inc.                                               5,333            243,505
                                      +  Chordiant Software, Inc.                                       4,100             18,696
                                      +  Clarus Corporation                                               200              2,314
                                      +  Clean Harbors, Inc.                                            2,400             22,752
                                      +  Click Commerce, Inc.                                           2,200             12,430
                                      +  Closure Medical Corporation                                      800             20,088
                                      +  Cognizant Technology Solutions Corporation                     7,400            188,034
                                      +  Commerce One, Inc.                                             4,960              4,712
                                         Computer Programs and Systems, Inc.                              500             10,190
                                      +  Concord Communications, Inc.                                   1,090             12,437
                                      +  Concur Technologies, Inc.                                      1,900             20,330
                                      +  Connetics Corporation                                          2,100             42,420
                                      +  Copart, Inc.                                                   5,050            134,835
                                      +  Corillian Corporation                                          2,200             11,088
                                      +  Corinthian Colleges, Inc.                                      5,135            127,040
                                      +  Corio, Inc.                                                      400                868
                                      +  Cornell Companies, Inc.                                          700              9,520
                                         The Corporate Executive Board Company                          2,800            161,812
                                      +  CoStar Group Inc.                                              1,100             50,523
                                         Courier Corporation                                              225              9,391
                                      +  Covansys Corporation                                           1,400             14,462
                                      +  Credit Acceptance Corporation                                    886             13,352
                                      +  Critical Path, Inc.                                              225                310
                                      +  Cross Country Healthcare, Inc.                                 3,100             56,265
                                      +  CuraGen Corporation                                            2,300             13,823
                                      +  CyberSource Corporation                                        3,700             30,932

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Business Services (continued)         +  DSL.net, Inc.                                                  1,000        $       300
                                      +  DST Systems, Inc.                                              5,200            250,068
                                      +  Daleen Technologies, Inc.                                        100                  4
                                      +  Datastream Systems, Inc.                                       1,200              7,776
                                      +  Deltathree.com, Inc. (Class A)                                   100                215
                                      +  Dendrite International, Inc.                                   2,100             39,018
                                      +  DeVry, Inc.                                                    4,000            109,680
                                      +  Digimarc Corporation                                           1,200             16,020
                                      +  Digital Generation Systems, Inc.                               4,400              6,512
                                      +  Digital Impact, Inc.                                             200                380
                                      +  Digital Insight Corporation                                    2,500             51,825
                                      +  Digital River, Inc.                                            1,400             45,682
                                      +  Digitas Inc.                                                   2,169             23,924
                                      +  Discovery Partners International                               1,200              6,120
                                      +  Diversa Corporation                                            2,300             23,299
                                      +  divine, Inc. (Class A)                                             1                  0
                                      +  DocuCorp International, Inc.                                   2,500             21,900
                                      +  Dot Hill Systems Corp.                                         3,900             43,719
                                      +  DoubleClick Inc.                                               7,000             54,390
                                      +  Dyax Corp.                                                     3,000             35,250
                                      +  E-LOAN, Inc.                                                   5,000             13,500
                                      +  EPIQ Systems, Inc.                                             1,100             15,950
                                      +  EVCI Career Colleges Incorporated                              1,775             18,655
                                      +  EarthLink, Inc.                                                9,600             99,360
                                      +  EasyLink Services Corporation (Class A)                           50                 81
                                      +  Echelon Corporation                                            2,400             26,856
                                      +  Eclipsys Corporation                                           2,500             38,150
                                      +  eCollege.com                                                   2,300             36,800
                                      +  Education Management Corporation                               4,200            138,012
                                      +  eFunds Corporation                                             3,100             54,250
                                      +  eGain Communications Corporation                                  20                 20
                                      +  eLoyalty Corporation                                              40                252
                                      +  Embarcadero Technologies, Inc.                                 1,100             13,596
                                      +  eMerge Interactive, Inc. (Class A)                             9,400             17,766
                                      +  Encysive Pharmaceuticals Inc.                                  2,500             21,250
                                      +  Ener,1 Inc.                                                    3,600              1,908
                                      +  Entrust Technologies Inc.                                        600              2,700
                                      +  Epicor Software Corporation                                    2,200             30,910
                                      +  E.piphany, Inc.                                                4,650             22,460
                                      +  ePresence, Inc.                                                  200                  0
                                      +  eResearch Technology, Inc.                                     2,875             80,500
                                      +  Euronet Worldwide, Inc.                                        2,645             61,179
                                      +  Evolve Software, Inc.                                            102                  0
                                      +  Evolving Systems, Inc.                                         3,200             15,200
                                      +  Exchange Application, Inc.                                        13                  0
                                      +  Exelixis, Inc.                                                 3,500             35,315
                                      +  Exponent, Inc.                                                   700             18,809
                                      +  Exult Inc.                                                     6,600             35,508
                                      +  F5 Networks, Inc.                                              2,000             52,960

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Business Services (continued)         +  FTI Consulting, Inc.                                           2,050        $    33,825
                                         FactSet Research Systems Inc.                                  1,700             80,359
                                      +  Falcon Products, Inc.                                            300                798
                                      +  FalconStor Software, Inc.                                      2,800             21,616
                                      +  Fargo Electronics                                                800              8,888
                                      +  Federal Agricultural Mortgage Corporation (Class A)              900             17,019
                                      +  FileNET Corporation                                            3,005             94,868
                                      +  FindWhat.com                                                   1,300             30,082
                                      +  First Consulting Group, Inc.                                   1,500              8,280
                                      +  Five Star Quality Care, Inc.                                       8                 35
                                      +  Forrester Research, Inc.                                       1,200             22,380
                                      +  Franklin Covey Co.                                               800              2,080
                                      +  FreeMarkets, Inc.                                              2,500             16,300
                                         G & K Services, Inc. (Class A)                                 1,800             72,342
                                         GTECH Holdings Corporation                                     2,900            134,299
                                      +  GTSI Corp.                                                     1,700             19,465
                                      +  Gaiam, Inc.                                                      460              3,119
                                      +  Gartner Group, Inc. (Class B)                                  2,600             33,514
                                      +  Genaissance Pharmaceuticals, Inc.                                900              3,753
                                      +  Genencor International Inc.                                    2,200             36,014
                                      +  General Magic, Inc.                                               35                  1
                                      +  Gentiva Health Services, Inc.                                  2,900             47,154
                                      +  The Geo Group Inc.                                               600             12,240
                                      +  Geoworks Corporation                                             200                 12
                                         Gevity HR, Inc.                                                1,600             41,904
                                      +  Gliatech Inc.                                                    100                  0
                                      +  Global Imaging Systems, Inc.                                   2,000             73,320
                                         Global Payments Inc.                                           2,360            106,247
                                         Grey Global Group Inc.                                            52             51,220
                                      +  Harris Interactive Inc.                                        3,400             22,848
                                         Harte-Hanks, Inc.                                              4,100            100,081
                                      +  Heidrick & Struggles International, Inc.                       1,800             53,424
                                      +  Hewitt Associates, Inc. (Class A)                              1,500             41,250
                                      +  Hudson Highland Group, Inc.                                    1,200             36,792
                                      +  Hyperion Solutions Corporation                                 2,753            120,361
                                      +  ICOS Corporation                                               3,700            110,408
                                      +  ICT Group, Inc.                                                  800              7,312
                                      +  IDT Corporation                                                1,400             25,242
                                      +  IDX Systems Corporation                                        1,400             44,646
                                      +  IPIX Corporation                                               1,580             22,073
                                      +  ITT Educational Services, Inc.                                 2,610             99,232
                                      +  Identix Incorporated                                           6,390             47,733
                                      +  iGATE Capital Corporation                                      2,100              8,358
                                      +  I-many, Inc.                                                   2,800              3,332
                                      +  The Immune Response Corporation                                  350                427
                                      +  Indus International, Inc.                                      1,400              2,940
                                      +  InFocus Corporation                                            3,900             33,150
                                      +  Infonet Services Corporation (Class B)                         7,700             13,475
                                      +  Informatica Corporation                                        3,200             24,416

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Business Services (continued)         +  Information Architects Corp.                                      26        $         6
                                      +  Inforte Corp.                                                  2,700             27,267
                                      +  InfoSpace, Inc.                                                1,840             69,994
                                      +  infoUSA Inc.                                                   1,300             13,182
                                      +  Innovative Solutions and Support, Inc.                         1,595             31,134
                                      +  Insurance Auto Auctions, Inc.                                    700             11,900
                                      +  InsWeb Corporation                                                83                367
                                         Integral Systems, Inc.                                           600              9,648
                                      +  Integrated Alarm Services Group, Inc.                          3,700             19,980
                                      +  Intelligroup, Inc.                                             3,800             19,684
                                      +  Intellisync Corporation                                        4,000             11,480
                                      +  Interactive Intelligence, Inc.                                   600              3,588
                                      +  InterActiveCorp                                               39,985          1,205,148
                                      +  The InterCept Group, Inc.                                      2,300             37,674
                                      +  Internap Network Services Corporation                         15,800             19,118
                                      +  Internet Security Systems, Inc.                                2,500             38,350
                                      +  Interwoven, Inc.                                               2,800             28,280
                                      +  Intevac, Inc.                                                  1,200             10,644
                                      +  Intrado Inc.                                                     900             14,481
                                      +  Intrusion Inc.                                                    25                 43
                                      +  Invitrogen Corporation                                         3,200            230,368
                                      +  Iron Mountain Incorporated                                     5,300            255,778
                                      +  iVillage Inc.                                                  1,400              8,890
                                      +  JDA Software Group, Inc.                                       2,900             38,193
                                         Jack Henry & Associates, Inc.                                  5,100            102,510
                                      +  Jacobs Engineering Group Inc.                                  3,185            125,425
                                         John H. Harland Company                                        1,700             49,895
                                      +  Jupitermedia Corporation                                       2,600             36,816
                                      +  Kana Software, Inc.                                            1,821              4,334
                                      +  Keane, Inc.                                                    3,636             49,777
                                      +  The Keith Companies, Inc.                                        100              1,440
                                         Kelly Services, Inc. (Class A)                                 1,900             56,620
                                      +  Keynote Systems, Inc.                                            500              6,875
                                      +  kforce.com, Inc.                                               1,870             17,653
                                      +  Kinder Morgan Management, LLC                                  2,401             88,285
                                      +  Knology, Inc.                                                    400              1,988
                                      +  Korn/Ferry International                                       3,000             58,110
                                      +  Kroll Inc.                                                     3,023            111,488
                                         Kronos, Inc.                                                   1,875             77,250
                                      +  LTC StorageNetworks, Inc.                                     14,900                  0
                                      +  Labor Ready, Inc.                                              2,500             38,750
                                      +  Lamar Advertising Company                                      5,407            234,393
                                      +  Laureate Education Inc                                         3,100            118,544
                                      +  Layne Christensen Company                                      2,000             33,100
                                      +  Learning Tree International, Inc.                              1,000             14,510
                                      +  Level 8 Systems, Inc.                                            100                 16
                                      +  Lightbridge, Inc.                                              2,219             12,426
                                      +  Lionbridge Technologies, Inc.                                  2,800             21,420
                                      +  Liquid Audio, Inc.                                               300                 87

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Business Services (continued)         +  LookSmart, Ltd.                                                6,410        $    13,910
                                      +  Loudeye Technologies, Inc.                                    11,000             17,050
                                      +  Luminex Corporation                                            1,200             12,072
                                      +  Lydall, Inc.                                                   1,000              9,770
                                      +  MAXIMUS, Inc.                                                    900             31,914
                                      +  META Group, Inc.                                                 100                391
                                      +  MPS Group, Inc.                                                3,800             46,056
                                      +  MPW Industrial Services Group, Inc.                              800              1,760
                                      +  MRO Software, Inc.                                             1,300             17,693
                                      +  Macrovision Corporation                                        2,690             67,331
                                      +  Magma Design Automation, Inc.                                  2,040             39,229
                                      +  The Management Network Group, Inc.                             3,900              9,711
                                      +  Manhattan Associates, Inc.                                     1,400             43,232
                                         Manpower Inc.                                                  4,916            249,585
                                      +  ManTech International Corporation (Class A)                    1,895             35,569
                                      +  Manugistics Group, Inc.                                        4,600             15,042
                                      +  MapInfo Corporation                                            1,200             12,720
                                      +  Marchex, Inc.                                                    400              4,464
                                      +  Marimba, Inc.                                                  1,545             12,561
                                      +  MarketWatch.com, Inc.                                            900             10,557
                                      +  Matria Healthcare, Inc.                                        1,325             33,218
                                      +  MatrixOne, Inc.                                                2,900             20,039
                                      +  Maxygen Inc.                                                   1,600             16,912
                                      +  Mechanical Technology Incorporated                             4,100             24,518
                                      +  Medical Staffing Network Holdings, Inc.                        1,800             11,592
                                      +  MemberWorks Incorporated                                       1,400             41,468
                                      +  Mentor Graphics Corporation                                    4,100             63,427
                                      +  Merge Technologies Incorporated                                  800             11,752
                                      +  MetaSolv, Inc.                                                 1,900              5,396
                                      +  Metro One Telecommunications, Inc.                             3,700              5,439
                                      +  Michael Baker Corporation                                        400              6,104
                                      +  MicroStrategy Incorporated (Class A)                           1,090             46,543
                                      +  Microvision, Inc.                                              1,300             10,920
                                      +  Millennium Cell Inc.                                           3,700              6,882
                                      +  Mindspeed Technologies Inc.                                    5,866             29,095
                                      +  Miravant Medical Technologies                                  2,800              4,480
                                      +  Modem Media Inc.                                                 300              1,578
                                      +  Moldflow Corporation                                             400              4,368
                                      +  NCO Group, Inc.                                                1,837             49,029
                                      +  NDCHealth Corporation                                          2,100             48,720
                                      +  NEON Systems, Inc.                                               100                362
                                      +  NIC Inc.                                                       3,200             22,944
                                      +  NMS Communications Corporation                                 1,400             10,332
                                      +  NMT Medical, Inc.                                                900              3,375
                                      +  NVE Corporation                                                  800             31,944
                                      +  NYFIX, Inc.                                                    1,900              9,291
                                      +  Nassda Corporation                                             1,600              6,624
                                         National Instruments Corporation                               4,500            137,925
                                      +  National Processing, Inc.                                      2,500             71,875

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Business Services (continued)         +  Natural Health Trends Corp.                                      240        $     3,468
                                         The Nautilus Group, Inc.                                       2,000             39,020
                                      +  Navigant Consulting, Inc.                                      2,700             57,888
                                      +  NaviSite, Inc.                                                    13                 51
                                      +  NeighborCare, Inc.                                             3,100             97,123
                                      +  Neoforma, Inc.                                                 1,220             14,811
                                      +  NeoRx Corporation                                                200                492
                                      +  Net Perceptions, Inc.                                            400                272
                                      +  Netegrity, Inc.                                                1,700             14,382
                                      +  NetFlix Inc.                                                   3,520            126,544
                                      +  netGuru, Inc.                                                    100                159
                                      +  NetIQ Corporation                                              2,796             36,907
                                      +  NetManage, Inc.                                                   57                445
                                      +  NetRatings, Inc.                                               1,900             30,951
                                      +  NetScout Systems, Inc.                                           200              1,318
                                      +  Netsol Technologies, Inc.                                         20                 45
                                      +  NetSolve, Incorporated                                         2,000             19,800
                                      +  Network Associates, Inc.                                       9,077            164,566
                                      +  New Century Equity Holdings Corp.                                200                 65
                                      +  The New Dun & Bradstreet Corporation                           4,200            226,422
                                      +  New Horizons Worldwide, Inc.                                     400              2,400
                                      +  Niku Corporation                                                  60                682
                                      +  Nuance Communications Inc.                                     2,100              9,576
                                      +  ONYX Software Corporation                                        650              2,697
                                      +  OPNET Technologies, Inc.                                       1,200             15,720
                                      +  On Assignment, Inc.                                            4,200             24,780
                                      +  On2.com Inc.                                                     200                138
                                      +  Onvia.com, Inc.                                                   60                357
                                      +  Open Solutions Inc.                                            1,000             24,980
                                      +  OpenTV Corp.                                                   8,613             17,915
                                      +  Openwave Systems Inc.                                          3,761             47,765
                                      +  Opsware, Inc.                                                  3,500             27,720
                                         Option Care, Inc.                                              1,225             18,693
                                      +  Orbital Sciences Corporation                                   2,900             40,049
                                      +  Orchid Biosciences, Inc.                                       1,545             11,896
                                      +  Overland Storage, Inc.                                           800             10,632
                                      +  PC Mall, Inc.                                                    100              1,888
                                      +  PC-Tel, Inc.                                                   1,100             12,980
                                      +  PDI, Inc.                                                        900             27,297
                                      +  PEC Solutions, Inc.                                              600              7,158
                                      +  PLATO Learning, Inc.                                           1,391             13,785
                                      +  PRG-Schultz International, Inc.                                5,700             31,179
                                      +  Packeteer, Inc.                                                1,900             30,685
                                      +  Pac-West Telecomm, Inc.                                        2,900              3,132
                                      +  PalmSource, Inc.                                                 969             16,609
                                      +  Paradigm Genetics, Inc.                                        1,300              1,027
                                      +  Paxar Corporation                                              3,500             68,320
                                      +  Pegasus Systems, Inc.                                          2,800             36,764
                                      +  Pegasystems Inc.                                                 500              4,375

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Business Services (continued)         +  Perot Systems Corporation (Class A)                            6,500        $    86,255
                                      +  Per-Se Technologies, Inc.                                      1,800             26,172
                                      +  Persistence Software, Inc.                                        10                 37
                                      +  Phoenix Technologies Ltd.                                      3,700             25,863
                                      +  Pixar, Inc.                                                    3,645            253,364
                                      +  Polycom, Inc.                                                  5,229            117,182
                                         Pomeroy Computer Resources, Inc.                               2,300             27,416
                                      +  Portal Software, Inc.                                          1,500              5,445
                                      +  Pre-Paid Legal Services, Inc.                                  1,100             26,213
                                      +  Priceline.com Incorporated                                     2,233             60,135
                                      +  Prime Medical Services, Inc.                                     900              7,146
                                      +  Primus Knowledge Solutions, Inc.                                 200                362
                                      +  Progress Software Corporation                                  2,900             62,843
                                      +  ProQuest Company                                               1,700             46,325
                                      +  ProsoftTraining.com                                              200                108
                                      +  Protection One, Inc.                                           5,100              1,377
                                         QAD Inc.                                                       1,700             18,037
                                      +  QRS Corporation                                                3,500             22,925
                                      +  Quality Systems, Inc.                                            400             19,636
                                      +  Quest Software, Inc.                                           4,400             56,760
                                         Quixote Corporation                                              500             10,025
                                      +  Quotesmith.com, Inc.                                             366              2,130
                                      +  Quovadx, Inc.                                                  1,500              1,800
                                      +  R.H. Donnelley Corporation                                     1,400             61,236
                                         RPC, Inc.                                                      1,800             28,422
                                      +  RSA Security Inc.                                              2,300             47,081
                                      +  Radiant Systems, Inc.                                          1,800              8,442
                                         Raven Industries, Inc.                                           300             10,659
                                      +  RealNetworks, Inc.                                             6,800             46,512
                                      +  Red Hat, Inc.                                                 11,100            254,967
                                         Register.com, Inc.                                             1,497              8,922
                                      +  RemedyTemp, Inc. (Class A)                                       400              4,840
                                         Renaissance Learning, Inc.                                     1,700             38,114
                                         Republic Services, Inc. (Class A)                              9,200            266,248
                                      +  Resources Connection, Inc.                                     1,800             70,398
                                      +  Retek Inc.                                                     3,000             18,420
                                         Reynolds & Reynolds Company (Class A)                          3,800             87,894
                                      +  Rigel Pharmaceuticals, Inc.                                      265              3,766
                                      +  Rural Cellular Corporation (Class A)                             400              3,548
                                      +  SAVVIS Communications Corporation                                600                828
                                      +  The SCO Group, Inc.                                            2,415             14,128
                                      +  SERENA Software, Inc.                                          3,300             62,997
                                      +  SFBC International, Inc.                                         750             23,497
                                      +  SITEL Corporation                                              3,800             16,036
                                      +  SM&A                                                           2,600             22,490
                                      +  SOURCECORP, Incorporated                                       1,200             33,024
                                      +  SPAR Group, Inc.                                               1,400              1,400
                                      +  SPSS Inc.                                                        709             12,741
                                      +  SRA International, Inc. (Class A)                                400             16,928

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Business Services (continued)            SS&C Technologies, Inc.                                        1,160        $    21,692
                                      +  Saba Software, Inc.                                              875              3,281
                                      +  SafeNet, Inc.                                                  1,334             36,925
                                      +  Sagnet Technology, Inc.                                          200                  3
                                      +  Salon Media Group, Inc.                                          600                108
                                      +  Sapient Corporation                                            7,400             44,474
                                      +  Scientific Learning Corporation                                  100                601
                                      +  SciQuest, Inc.                                                    26                161
                                      +  SeaChange International, Inc.                                  1,600             27,008
                                      +  Secure Computing Corporation                                   2,100             24,465
                                      +  SeeBeyond Technology Corporation                               3,800             14,326
                                      +  Selectica, Inc.                                                5,700             27,075
                                      +  Sequenom Inc.                                                  2,000              2,920
                                         The ServiceMaster Company                                     17,700            218,064
                                      +  Sirius Satellite Radio Inc.                                   72,225            222,453
                                      +  SmartServ Online, Inc.                                            16                 32
                                      +  Sonic Foundry, Inc.                                              300                505
                                      +  SonicWALL, Inc.                                                3,200             27,520
                                         Spartech Corporation                                           1,200             31,128
                                      +  Spherion Corporation                                           3,600             36,504
                                      +  SportsLine USA, Inc.                                             200                216
                                         The Standard Register Company                                  1,400             16,660
                                         StarTek, Inc.                                                  1,500             53,700
                                      +  Stericycle, Inc.                                               2,900            150,046
                                      +  Storage Computer Corporation                                     100                 30
                                      +  Stratasys, Inc.                                                1,120             27,731
                                      +  Strategic Diagnostics Inc.                                     6,000             25,200
                                         Strayer Education, Inc.                                        1,000            111,570
                                      +  TheStreet.com, Inc.                                            1,500              5,580
                                      +  Support.com, Inc.                                              4,400             38,192
                                      +  Sycamore Networks, Inc.                                       16,500             69,795
                                      +  Sykes Enterprises, Incorporated                                2,400             18,144
                                      +  Symyx Technologies                                             2,300             55,476
                                      +  Synopsys, Inc.                                                 8,805            250,326
                                      +  Synplicity, Inc.                                               1,600              9,598
                                         Syntel, Inc.                                                   1,200             19,860
                                         Sypris Solutions, Inc.                                           600             11,514
                                         TALX Corporation                                               1,455             35,546
                                      +  TETRA Technologies, Inc.                                       2,150             57,728
                                      +  TIBCO Software Inc.                                           14,400            121,680
                                      +  TRC Companies, Inc.                                              600             10,008
                                      +  Tapestry Pharmaceuticals Inc                                   8,800             15,400
                                      +  Technology Solutions Company                                     300                324
                                      +  Telecommunication Systems, Inc. (Class A)                        200              1,136
                                      +  TeleTech Holdings, Inc.                                        4,500             39,465
                                      +  Telik, Inc.                                                    2,830             67,552
                                      +  TenFold Corporation                                              200                254
                                      +  TeraForce Technology Corporation                                 600                104

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Business Services (continued)         +  Tetra Tech, Inc.                                               3,225        $    52,632
                                      +  Tier Technologies, Inc. (Class B)                                900              8,766
                                         Track Data Corporation                                        12,500             13,375
                                      +  Tradestation Group Inc.                                        2,500             17,975
                                      +  Transaction Systems Architects, Inc. (Class A)                 2,800             60,284
                                      +  Trident Microsystems, Inc.                                     1,950             21,860
                                      +  The TriZetto Group, Inc.                                         800              5,360
                                      +  Tularik Inc.                                                   4,800            119,040
                                      +  Tumbleweed Communications Corporation                            277              1,180
                                      +  UNOVA,  Inc.                                                   4,200             85,050
                                      +  URS Corporation                                                1,500             41,100
                                      +  The Ultimate Software Group, Inc.                              1,200             12,120
                                      +  United Online, Inc.                                            3,853             67,851
                                      +  Universal Access Global Holdings Inc.                            645                748
                                      +  Universal Electronics Inc.                                       600             10,518
                                      +  Universal Technical Institute Inc.                               455             18,186
                                      +  VA Linux Systems, Inc.                                         7,300             17,885
                                      +  VASCO Data Security International, Inc.                          200                430
                                      +  V.I. Technologies, Inc.                                        5,036              5,540
                                      +  VIA NET.WORKS, Inc.                                           16,800             13,272
                                      +  ValueClick, Inc.                                               5,777             69,208
                                      +  Vastera, Inc.                                                  2,500              7,500
                                      +  Ventiv Health, Inc.                                            2,180             33,746
                                      +  Verint Systems Inc.                                            1,800             61,596
                                      +  VeriSign, Inc.                                                14,758            293,684
                                      +  Verisity Ltd.                                                  1,300              7,800
                                      +  Verity, Inc.                                                   2,685             36,274
                                      +  Versata, Inc.                                                     50                 90
                                      +  Verso Technologies, Inc.                                         570                969
                                      +  Vertel Corporation                                               300                 12
                                      +  Verticalnet, Inc.                                                460                713
                                      +  Viad Corp.                                                     5,000            135,050
                                      +  The viaLink Company                                              200                 11
                                      +  Viewpoint Corporation                                          6,030             11,879
                                      +  Vignette Corporation                                          15,500             25,730
                                      +  Viisage Technology, Inc.                                       3,500             30,520
                                      +  VitalWorks Inc.                                                2,700              9,342
                                      +  Volt Information Sciences, Inc.                                  600             18,906
                                      +  Waste Connections, Inc.                                        2,550             75,633
                                      +  WatchGuard Technologies, Inc.                                  2,000             14,440
                                         Watson Wyatt & Company Holdings                                1,640             43,706
                                      +  Wave Systems Corp. (Class A)                                   2,000              2,600
                                      +  WebEx Communications, Inc.                                     2,600             56,576
                                      +  WebMD Corporation                                             19,060            177,639
                                      +  webMethods, Inc.                                               3,100             26,567
                                      +  Websense, Inc.                                                 1,600             59,568
                                      +  Weight Watchers International, Inc.                            6,650            260,281
                                      +  Westaff, Inc.                                                    500              1,415
                                      +  Wind River Systems, Inc.                                       5,700             67,032

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Business Services (concluded)         +  Wireless Facilities, Inc.                                      3,700        $    36,371
                                      +  Witness Systems, Inc.                                          1,100             13,365
                                      +  WorldGate Communications, Inc.                                   200                420
                                      +  Wynn Resorts, Limited                                          4,600            177,698
                                      +  Xybernaut Corporation                                         10,000             16,800
                                      +  ZixIt Corporation                                              3,400             26,996
                                                                                                                     -----------
                                                                                                                      20,603,256

Chemicals - 1.4%                         A. Schulman, Inc.                                              3,000             64,470
                                      +  AEP Industries Inc.                                              400              4,364
                                         AMCOL International Corporation                                1,500             28,425
                                         Aceto Corporation                                                950             16,720
                                         Airgas, Inc.                                                   3,300             78,903
                                         Albemarle Corp.                                                2,600             82,290
                                         American Vanguard Corporation                                    100              3,373
                                         Arch Chemicals, Inc.                                             500             14,410
                                      +  Bio-Rad Laboratories, Inc. (Class A)                           1,300             76,518
                                         Brady Corporation                                                900             41,490
                                         Cabot Corporation                                              3,500            142,450
                                         Calgon Carbon Corporation                                      2,300             15,410
                                      +  Celgene Corporation                                            4,990            285,727
                                         Crompton Corporation                                           5,800             36,540
                                         Cytec Industries Inc.                                          1,800             81,810
                                      +  Entegris Inc.                                                  4,400             50,908
                                         Ferro Corporation                                              2,200             58,696
                                      +  Foamex International Inc.                                      4,800             23,376
                                      +  General Chemical Group Inc.                                    4,300                215
                                         Georgia Gulf Corporation                                       2,000             71,720
                                         H.B. Fuller Company                                            1,700             48,280
                                         Hawkins, Inc.                                                    300              3,594
                                      +  IMC Global Inc.                                                6,800             91,120
                                         KMG Chemicals, Inc.                                              550              1,705
                                      +  Kronos Worldwide, Inc.                                         1,633             55,849
                                      +  Landec Corporation                                             3,600             24,588
                                         The Lubrizol Corporation                                       3,415            125,057
                                         Lyondell Chemical Company                                     10,040            174,596
                                         MacDermid, Inc.                                                1,600             54,160
                                      +  Mace Security International, Inc.                                450              2,511
                                      +  Matrixx Initiatives, Inc.                                      2,100             21,399
                                      +  Millennium Chemicals Inc.                                      5,065             87,726
                                      +  NewMarket Corporation                                            120              2,576
                                      +  OM Group, Inc.                                                 2,300             75,923
                                      +  OXiGENE, Inc.                                                  2,000             12,600
                                         Olin Corporation                                               3,192             56,243
                                      +  Omnova Solutions Inc.                                          1,700             10,370
                                         Penford Corporation                                              400              7,020
                                      +  PolyOne Corporation                                            5,500             40,920
                                         Quaker Chemical Corporation                                      500             13,810
                                         RPM, Inc.                                                      6,800            103,360

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Chemicals (concluded)                 +  Rogers Corporation                                             1,000        $    69,900
                                         Rollins, Inc.                                                  2,500             57,525
                                         Schawk, Inc.                                                   1,100             15,367
                                         Sensient Technologies Corporation                              3,200             68,736
                                         Stepan Company                                                   400             10,460
                                      +  Terra Nitrogen Company, LP                                     2,700             32,400
                                      +  Tor Minerals International, Inc.                               1,300              5,525
                                         Tredegar Corporation                                           1,600             25,808
                                      +  Trex Company, Inc.                                               800             30,200
                                         The Valspar Corporation                                        2,900            146,276
                                         WD-40 Company                                                  1,700             50,898
                                      +  W.R. Grace & Co.                                               6,800             42,160
                                         Wellman, Inc.                                                  4,600             37,398
                                      +  Zoltex Companies, Inc.                                         1,100              7,865
                                                                                                                     -----------
                                                                                                                       2,791,740

Construction - 1.9%                   +  Ablest, Inc.                                                     400              2,364
                                      +  Advanced Lighting Technologies, Inc.                             200                 57
                                         American Woodmark Corporation                                    500             29,925
                                         Ameron International Corporation                                 400             13,652
                                         Apogee Enterprises, Inc.                                       2,900             30,160
                                      +  Armstrong Holdings, Inc.                                       2,500              3,325
                                         Beazer Homes USA, Inc.                                         1,088            109,137
                                         Brookfield Homes Corporation                                   1,000             26,190
                                         Building Materials Holding Corporation                         2,140             40,510
                                      +  Cavco Industries, Inc.                                           755             29,974
                                      +  Ceradyne, Inc.                                                 1,450             51,867
                                         D.R. Horton, Inc.                                             12,363            351,109
                                      +  Dominion Homes, Inc.                                             500             11,550
                                      +  Dycom Industries, Inc.                                         2,633             73,724
                                      +  EMCOR Group, Inc.                                                900             39,582
                                         Eagle Materials Inc.                                           1,240             88,065
                                         ElkCorp                                                        2,200             52,668
                                         Florida Rock Industries, Inc.                                  2,600            109,642
                                         Granite Construction Incorporated                              1,950             35,548
                                      +  Hovnanian Enterprises, Inc. (Class A)                          3,500            121,485
                                      +  Insituform Technologies, Inc. (Class A)                        1,600             26,032
                                      +  Integrated Electrical Services, Inc.                             100                805
                                         International Aluminum Corporation                               800             23,280
                                         The L.S. Starrett Company (Class A)                              300              4,845
                                         LSI industries Inc.                                              750              8,625
                                         Lafarge Corporation                                            4,300            186,190
                                         Lennar Corporation (Class A)                                   8,880            397,114
                                      +  Levitt Corporation                                               980             25,245
                                      +  M.D.C. Holdings, Inc.                                          2,013            128,047
                                         M/I Schottenstein Homes, Inc.                                  1,500             60,900
                                         Martin Marietta Materials, Inc.                                2,800            124,124
                                      +  MasTec, Inc.                                                   1,900             10,317
                                      +  Meritage Corporation                                             600             41,280

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Construction (concluded)              +  NCI Building Systems, Inc.                                     1,200        $    39,060
                                      +  NVR, Inc.                                                        423            204,817
                                         Noland Company                                                   200              8,466
                                      +  Orleans Homebuilders, Inc.                                       900             17,343
                                      +  Palm Harbor Homes, Inc.                                        2,400             42,552
                                      +  Patriot Transportation Holding, Inc.                             100              3,300
                                      +  Performance Technologies, Incorporated                           500              4,705
                                      +  Perini Corporation                                             1,400             14,938
                                      +  Quanta Services, Inc.                                          6,500             40,430
                                         The Ryland Group, Inc.                                         1,400            109,480
                                      +  SBA Communications Corporation                                 6,800             30,260
                                         Simpson Manufacturing Co., Inc.                                1,000             56,120
                                         Skyline Corporation                                              100              4,065
                                         Standard Pacific Corp.                                         2,100            103,530
                                         Technical Olympic USA, Inc.                                    2,800             62,384
                                         Texas Industries, Inc.                                         1,300             53,521
                                      +  Toll Brothers, Inc.                                            4,200            177,744
                                      +  U.S. Concrete, Inc.                                            1,400              9,870
                                      +  USG Corporation                                                3,900             68,562
                                         United Mobile Homes, Inc.                                        500              6,575
                                      +  WCI Communities, Inc.                                          2,600             58,006
                                      +  WESCO International, Inc.                                      1,600             29,440
                                         Walter Industries, Inc.                                        4,300             58,566
                                      +  West Corporation                                               3,200             83,680
                                      +  Westell Technologies, Inc.                                     6,000             30,600
                                      +  William Lyon Homes, Inc.                                         500             46,075
                                      +  Wilsons The Leather Experts Inc.                               1,300              5,057
                                      +  The Yankee Candle Company, Inc.                                2,200             64,350
                                                                                                                     -----------
                                                                                                                       3,690,834

Consumer Durables - 0.7%              +  American Technology Corporation                                1,700              9,792
                                      +  Applica Incorporated                                           1,665             14,819
                                         Bassett Furniture Industries, Incorporated                       700             15,232
                                      +  Champion Enterprises, Inc.                                     4,100             37,638
                                      +  Chromcraft Revington, Inc.                                       300              3,825
                                      +  CompX International Inc.                                         300              4,500
                                         Ethan Allen Interiors Inc.                                     1,900             68,229
                                         The First Years Inc.                                           1,800             33,480
                                         Flexsteel Industries, Inc.                                       200              4,680
                                         Furniture Brands International, Inc.                           2,600             65,130
                                      +  Gemstar-TV Guide International, Inc.                          24,600            118,080
                                      +  The Genlyte Group Incorporated                                   800             50,304
                                      +  Griffon Corporation                                            2,920             65,058
                                         Haverty Furniture Companies, Inc.                              1,100             19,228
                                      +  Helen of Troy Limited                                          2,400             88,488
                                      +  Interface, Inc.                                                3,400             29,682
                                         Kimball International (Class B)                                2,300             33,925
                                         Koss Corporation                                                 200              4,234
                                         La-Z-Boy Inc.                                                  3,100             55,738

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Consumer Durables (concluded)            Lifetime Hoan Corporation                                        400        $     9,116
                                      +  Mac-Gray Corporation                                             500              3,270
                                      +  Mohawk Industries, Inc.                                        3,664            268,681
                                         National Presto Industries, Inc.                                 400             16,492
                                      +  Restoration Hardware, Inc.                                     3,705             27,084
                                      +  Rockford Corporation                                           1,700              7,650
                                      +  The Rowe Companies                                               500              2,750
                                      +  Salton, Inc.                                                     600              3,216
                                      +  Select Comfort Corporation                                     2,100             59,640
                                         Stanley Furniture Company, Inc.                                1,000             42,110
                                         Sturm, Ruger & Company,  Inc.                                  1,600             19,376
                                      +  Tempur-Pedic International Inc.                                1,700             23,817
                                         Thomas Industries Inc.                                           800             26,560
                                         The Toro Company                                               1,445            101,251
                                      +  United Rentals, Inc.                                           4,300             76,927
                                      +  Virco Mfg. Corporation                                           642              4,436
                                      +  Water Pik Technologies, Inc.                                     600              9,936
                                      +  Wickes Inc.                                                      300                 18
                                                                                                                     -----------
                                                                                                                       1,424,392

Consumer Non-Durables - 0.1%          +  Alderwoods Group, Inc.                                         3,900             47,580
                                         Angelica Corporation                                             500             12,555
                                      +  Candela Corporation                                            1,100             10,780
                                      +  LECG Corporation                                               2,400             41,544
                                      +  Rewards Network Inc.                                           1,500             13,500
                                                                                                                     -----------
                                                                                                                         125,959

Containers - 0.3%                     +  Crown Holdings, Inc.                                           9,800             97,706
                                      +  Graphic Packaging Corporation                                    100                865
                                         Greif Bros. Corporation (Class A)                              1,200             50,700
                                      +  Mobile Mini, Inc.                                              1,900             53,979
                                      +  Owens-Illinois, Inc.                                           9,200            154,192
                                         Packaging Dynamics Corporation                                   500              6,925
                                         Silgan Holdings Inc.                                           1,000             40,310
                                         Sonoco Products Company                                        5,500            140,250
                                                                                                                     -----------
                                                                                                                         544,927

Domestic Oil - 2.6%                      AmeriVest Properties Inc.                                      4,400             25,916
                                         Berry Petroleum Company (Class A)                                400             11,764
                                         CONSOL Energy Inc.                                             5,610            201,960
                                      +  Cal Dive International, Inc.                                   3,100             93,992
                                      +  Callon Petroleum Company                                         700              9,982
                                      +  Carrizo Oil & Gas, Inc.                                        3,200             32,672
                                         Chesapeake Energy Corporation                                 14,700            216,384
                                      +  Clayton Williams Energy, Inc.                                    500             11,950
                                      +  Comstock Resources, Inc.                                       2,000             38,920
                                      +  Delta Petroleum Corporation                                    2,835             38,131
                                         Diamond Offshore Drilling, Inc.                                8,700            207,321
                                      +  Dorchester Minerals LP                                           400              7,608

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Domestic Oil (continued)              +  Edge Petroleum Corporation                                     1,900        $    32,300
                                      +  Enbridge Energy Management, LLC                                1,133             48,277
                                      +  Encore Acquisition Company                                     1,000             27,900
                                      +  Energy Partners, Ltd.                                          1,800             27,540
                                         Frontier Oil Corporation                                       2,800             59,332
                                      +  Global Industries, Ltd.                                       10,030             57,372
                                         Gulf Island Fabrication, Inc.                                  1,830             39,583
                                      +  GulfMark Offshore, Inc.                                        1,200             18,936
                                      +  Harvest Natural Resources, Inc.                                1,800             26,838
                                         Holly Corporation                                                800             29,920
                                      +  The Houston Exploration Company                                1,400             72,576
                                      +  KCS Energy, Inc.                                               1,400             18,648
                                      +  Magellan Midstream Partners, LP                                1,300             66,105
                                      +  Magnum Hunter Resources, Inc.                                  6,250             64,875
                                      +  Matrix Service Company                                         1,900             17,385
                                      +  McMoRan Exploration Co.                                        2,200             34,276
                                      +  The Meridian Resource Corporation                              3,500             24,290
                                      +  Mission Resources Corporation                                  4,800             27,360
                                         Murphy Oil Corporation                                         5,400            397,980
                                      +  National-Oilwell, Inc.                                         4,300            135,407
                                      +  Newfield Exploration Company                                   3,199            178,312
                                      +  PYR Energy Corporation                                           900              1,107
                                         Pacific Energy Partners, LP                                    2,100             54,684
                                      +  Parallel Petroleum Corporation                                 5,900             29,919
                                         Patina Oil & Gas Corporation                                   4,212            125,812
                                         Patterson-UTI Energy, Inc.                                     4,705            157,194
                                      +  PetroQuest Energy, Inc.                                        7,100             30,317
                                         Pioneer Natural Resources Company                              7,305            256,259
                                      +  Plains Exploration & Production Company                        5,384             98,796
                                         Pogo Producing Company                                         3,600            177,840
                                      +  Premcor Inc.                                                   3,300            123,750
                                      +  Pride International, Inc.                                      7,700            131,747
                                      +  Quicksilver Resources Inc.                                     1,410             94,569
                                      +  Remington Oil & Gas Corporation                                1,800             42,480
                                      +  Spinnaker Exploration Company                                  1,700             66,946
                                         St. Mary Land & Exploration Company                            2,200             78,430
                                      +  Stone Energy Corporation                                       1,379             62,993
                                      +  Sunoco Logistics Partners LP                                     800             28,720
                                      +  Superior Energy Services, Inc.                                 2,000             20,100
                                      +  Syntroleum Corporation                                         4,800             31,776
                                         TEPPCO Partners, LP                                            3,300            125,664
                                      +  Tatham Offshore, Inc.                                         15,700                 16
                                      +  Tesoro Petroleum Corporation                                   4,000            110,400
                                      +  TransMontaigne Inc.                                            2,000             10,760
                                      +  Ultra Petroleum Corp.                                          4,000            149,320
                                      +  Universal Compression Holdings, Inc.                           1,500             46,020
                                      +  Valero LP                                                      1,200             58,800
                                      +  Valley National Gases Incorporated                               500              5,100
                                      +  Varco International, Inc.                                      5,500            120,395

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Domestic Oil (concluded)                 Vintage Petroleum, Inc.                                        3,900        $    66,183
                                      +  Whiting Petroleum Corporation                                  1,100             27,665
                                         XTO Energy, Inc.                                              13,670            407,229
                                                                                                                     -----------
                                                                                                                       5,042,803

Drugs & Medicine - 10.1%              +  1-800 CONTACTS, INC.                                             600              8,901
                                      +  ABIOMED, Inc.                                                  1,100             13,838
                                      +  AMERIGROUP Corporation                                         1,100             54,120
                                      +  ARIAD Pharmaceuticals, Inc.                                    3,100             23,219
                                      +  ATS Medical, Inc.                                                900              3,384
                                      +  AVANIR Pharmaceuticals (Class A)                               3,000              5,040
                                      +  AVANT Immunotherapeutics, Inc.                                 3,800             10,108
                                      +  AVI BioPharma, Inc.                                            2,200              5,368
                                      +  aaiPharma Inc.                                                 2,300             12,466
                                      +  Abaxis, Inc.                                                   1,200             22,776
                                      +  Abgenix, Inc.                                                  5,300             62,116
                                      +  Able Laboratories, Inc.                                        2,000             41,120
                                      +  Accelry's Inc                                                  1,600             15,776
                                      +  Accredo Health, Incorporated                                   3,003            116,967
                                      +  Aclara Biosciences Inc.                                        5,800             26,100
                                      +  Advanced Medical Optics, Inc.                                  2,300             97,911
                                      +  Advanced Neuromodulation Systems, Inc.                         1,700             55,760
                                      +  Air Methods Corporation                                        1,700             14,722
                                      +  Albany Molecular Research, Inc.                                1,900             24,567
                                      +  Alexion Pharmaceuticals, Inc.                                  1,300             24,180
                                      +  Alfacell Corporation                                           3,400             24,990
                                      +  Align Technology, Inc.                                         3,500             66,500
                                      +  Alkermes, Inc.                                                 4,700             63,920
                                      +  Alliance Imaging, Inc.                                         1,700              7,769
                                      +  Allos Therapeutics Inc.                                        5,800             13,050
                                      +  Allscripts Healthcare Solutions, Inc.                          2,345             18,385
                                         Alpharma, Inc. (Class A)                                       2,200             45,056
                                      +  Amedisys, Inc.                                                 1,000             33,040
                                      +  American Healthways, Inc.                                      2,600             69,212
                                      +  American Medical Systems Holdings, Inc.                        2,000             67,400
                                      +  American Pharmaceutical Partners, Inc.                           850             25,823
                                      +  AmSurg Corp.                                                   2,800             70,364
                                      +  Amylin Pharmaceuticals, Inc.                                   6,600            150,480
                                      +  Andrx Group                                                    4,300            120,099
                                      +  Anika Therapeutics, Inc.                                       1,400             24,346
                                      +  Antigenics Inc.                                                3,300             28,248
                                      +  Aphton Corporation                                             5,585             22,340
                                      +  Apogent Technologies Inc.                                      5,630            180,160
                                      +  Apria Healthcare Group Inc.                                    2,800             80,360
                                      +  Aradigm Corporation                                            8,200              7,380
                                      +  ArQule, Inc.                                                   3,130             16,495
                                      +  Array BioPharma Inc.                                           1,400             11,130
                                         Arrow International, Inc.                                      2,400             71,808
                                      +  ArthroCare Corporation                                         2,000             58,160

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine (continued)          +  Aspect Medical Systems, Inc.                                     700        $    12,929
                                      +  AtheroGenics, Inc.                                             2,200             41,866
                                      +  Atrix Laboratories, Inc.                                       1,800             61,704
                                      +  Avigen, Inc.                                                   1,000              3,370
                                      +  Axonyx Inc.                                                      600              3,114
                                      +  Barr Laboratories, Inc.                                        5,263            177,363
                                         Beckman Coulter Inc.                                           3,500            213,500
                                      +  Beverly Enterprises, Inc.                                      6,400             55,040
                                      +  BioCryst Pharmaceuticals, Inc.                                 3,100             21,390
                                      +  BioLase Technology, Inc.                                       2,400             32,304
                                      +  BioMarin Pharmaceutical Inc.                                   6,500             39,000
                                      +  Biopure Corporation                                            3,000              2,100
                                      +  Biosite Diagnostics Incorporated                               1,360             61,091
                                      +  BioSource International, Inc.                                    100                706
                                      +  BioSpecifics Technologies Corp.                                1,000              2,000
                                      +  BioSphere Medical Inc.                                           900              2,880
                                      +  Bioveris Corporation                                           1,800             14,976
                                      +  Birman Managed Care, Inc.                                     11,900                 12
                                      +  Bone Care International, Inc.                                  1,800             42,156
                                      +  Bradley Pharmaceuticals, Inc.                                  1,600             44,640
                                      +  BriteSmile, Inc.                                                 388              4,086
                                      +  CIMA Labs Inc.                                                 2,005             67,629
                                         CNS, Inc.                                                      2,700             27,084
                                      +  CONMED Corporation                                             2,050             56,170
                                      +  CTI Molecular Imaging, Inc.                                    2,700             38,286
                                      +  CV Therapeutics, Inc.                                          2,700             45,252
                                      +  CYTOGEN Corporation                                              730             11,607
                                      +  Calypte Biomedical Corporation                                16,300              9,943
                                         Cambrex Corporation                                            1,100             27,753
                                      +  Cantel Medical Corp.                                             600             12,930
                                      +  Cardiac Science, Inc.                                          3,300              8,085
                                      +  CardioDynamics International Corporation                       2,400             12,120
                                      +  CardioTech International, Inc.                                 1,476              6,184
                                      +  Cell Therapeutics, Inc.                                        3,000             22,110
                                      +  Centene Corporation                                            1,650             63,608
                                      +  Cephalon, Inc.                                                 3,200            172,800
                                      +  Cerus Corporation                                              1,400              3,360
                                      +  Charles River Laboratories International, Inc.                 2,600            127,062
                                      +  Cholestech Corporation                                           900              7,335
                                      +  ChromaVision Medical Systems, Inc.                            11,200             20,944
                                      +  Ciphergen Biosystems, Inc.                                     1,400             10,248
                                      +  CollaGenex Pharmaceuticals, Inc.                               2,500             23,550
                                      +  Columbia Laboratories, Inc.                                    2,500              8,650
                                      +  Community Health Care                                          5,000            133,850
                                      +  Compex Technologies, Inc.                                      2,700             16,605
                                      +  Conceptus, Inc.                                                1,000             11,250
                                      +  Conventry Health Care Inc.                                     5,100            249,390
                                         Cooper Companies, Inc.                                         2,000            126,340

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine (continued)          +  Corautus Genetics Inc.                                           142        $       824
                                      +  Corixa Corporation                                             3,800             17,746
                                      +  CorVel Corporation                                               100              2,835
                                      +  Covance Inc.                                                   3,500            135,030
                                      +  CryoLife, Inc.                                                 2,400             12,648
                                      +  Cubist Pharmaceuticals, Inc.                                   3,600             39,960
                                      +  Curative Health Services, Inc.                                 1,935             16,757
                                      +  Curis, Inc.                                                    2,300             10,166
                                      +  Cyberonics, Inc.                                               1,800             60,048
                                      +  Cypress Bioscience, Inc.                                         300              4,086
                                      +  Cytyc Corporation                                              6,200            157,294
                                         D & K Healthcare Resources, Inc.                                 900             10,800
                                         DENTSPLY International Inc.                                    4,550            237,055
                                      +  DJ Orthopedics Incorporated                                      500             11,500
                                      +  DOV Pharmaceutical, Inc.                                       2,100             29,316
                                      +  DUSA Pharmaceuticals, Inc.                                       600              5,700
                                      +  Dade Behring Holdings Inc.                                     2,575            122,364
                                         Datascope Corp.                                                1,400             55,566
                                      +  DaVita, Inc.                                                   6,100            188,063
                                      +  Daxor Corporation                                                900             19,395
                                      +  Dendreon Corporation                                           3,430             42,017
                                         Diagnostic Products Corporation                                1,300             57,122
                                      +  Diametrics Medical, Inc.                                         200                 46
                                      +  Digene Corporation                                             1,000             36,530
                                      +  Discovery Laboratories, Inc.                                   2,600             24,934
                                      +  Durect Corporation                                             3,000             10,470
                                      +  Dynacq Healthcare, Inc.                                        2,000             11,800
                                      +  EPIX Medical, Inc.                                             1,400             29,540
                                         E-Z-EM, Inc.                                                     600             11,028
                                      +  Edwards Lifesciences Corporation                               3,400            118,490
                                      +  Emisphere Technologies, Inc.                                   2,300              9,430
                                      +  Encore Medical Corporation                                       400              2,520
                                      +  Endo Pharmaceuticals Holdings, Inc.                            8,200            192,290
                                      +  Endocardial Solutions, Inc.                                    1,000             10,350
                                      +  Endologix, Inc.                                                  200                978
                                      +  EntreMed, Inc.                                                 4,300              8,643
                                      +  Enzo Biochem, Inc.                                               641              9,615
                                      +  Enzon, Inc.                                                    2,600             33,176
                                      +  Eon Labs, Inc.                                                 5,500            225,115
                                      +  Escalon Medical Corp.                                            725              6,938
                                      +  Exact Sciences Corporation                                     1,600              9,840
                                      +  Eyetech Pharmaceuticals Inc.                                     100              4,292
                                      +  First Health Group Corp.                                       5,200             81,172
                                      +  First Horizon Pharmaceutical Corporation                       1,750             33,075
                                      +  Fonar Corporation                                             17,300             21,971
                                      +  Genaera Corporation                                            3,100             12,958
                                      +  Gene Logic Inc.                                                1,900              7,695
                                      +  Genelabs Technologies, Inc.                                    2,000              4,620
                                      +  Genentech, Inc.                                               27,440          1,542,128

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine (continued)          +  Genesis HealthCare Corporation                                 1,150        $    33,396
                                      +  Genitope Corporation                                           2,100             20,729
                                      +  Gen-Probe Incorporated                                         3,200            151,424
                                      +  Genta Incorporated                                             9,700             24,250
                                      +  Geron Corporation                                              3,100             25,079
                                      +  GlycoGenesys, Inc.                                               800                520
                                      +  Guilford Pharmaceuticals Inc.                                  4,900             23,275
                                      +  Haemonetics Corporation                                        1,500             44,475
                                      +  Health Net Inc.                                                6,480            171,720
                                         Healthcare Services Group, Inc.                                  900             13,770
                                      +  HealthExtras, Inc.                                             3,100             51,367
                                      +  HealthTronics Surgical Services, Inc.                          1,100              8,789
                                      +  Hemispherx Biopharma, Inc.                                     1,300              4,472
                                      +  Henry Schein, Inc.                                             2,500            157,850
                                         Hillenbrand Industries, Inc.                                   3,145            190,115
                                      +  Hi-Tech Pharmacal Co., Inc.                                    1,250             20,425
                                      +  Hollis-Eden Pharmaceuticals, Inc.                              2,300             27,715
                                      +  Hologic, Inc.                                                  1,000             23,250
                                         Hooper Holmes, Inc.                                            2,600             14,924
                                      +  Human Genome Sciences, Inc.                                    6,000             69,780
                                      +  Hydron Technologies, Inc.                                      2,900              1,131
                                      +  ICU Medical, Inc.                                              1,600             53,648
                                      +  IDEXX Laboratories, Inc.                                       2,500            157,350
                                      +  I-Flow Corporation                                             1,100             13,046
                                      +  II-VI Incorporated                                               800             24,528
                                      +  ILEX Oncology, Inc.                                            2,645             66,098
                                      +  IMPAC Medical Systems, Inc.                                      600              8,778
                                      +  INAMED Corporation                                             2,400            150,840
                                      +  IVAX Corporation                                              11,155            267,608
                                      +  Imclone Systems                                                4,621            396,436
                                      +  Immucor, Inc.                                                  1,700             55,335
                                      +  ImmunoGen, Inc.                                                2,400             14,664
                                      +  Immunomedics, Inc.                                             3,000             14,610
                                      +  Impax Laboratories, Inc.                                       3,700             71,706
                                      +  Incyte Genomics, Inc.                                          6,500             49,660
                                      +  Indevus Pharmaceuticals, Inc.                                  4,800             29,520
                                      +  Inkine Pharmaceutical Company, Inc.                            1,400              5,432
                                      +  Insmed Incorporated                                            4,200              9,408
                                      +  Inspire Pharmaceuticals, Inc.                                  1,900             31,768
                                      +  Integra LifeSciences Holdings                                  1,900             67,013
                                      +  InterMune Inc.                                                 2,800             43,176
                                      +  IntraBiotics Pharmaceuticals, Inc.                                16                 62
                                      +  Introgen Therapeutics, Inc.                                    3,500             14,945
                                      +  Intuitive Surgical, Inc.                                       1,950             37,050
                                         Invacare Corp.                                                 1,800             80,496
                                      +  Inveresk Research Group, Inc.                                  2,000             61,680
                                      +  Inverness Medical Innovations, Inc.                              828             18,133
                                      +  Isis Pharmaceuticals, Inc.                                     4,400             25,256
                                      +  K-V Pharmaceutical Company (Class A)                           1,900             43,871

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine (continued)          +  Kendle International Inc.                                      1,200        $     9,300
                                      +  Kensey Nash Corporation                                        1,300             44,850
                                      +  Kindred Healthcare, Inc.                                       2,190             57,707
                                      +  Kinetic Concepts, Inc.                                         1,015             50,648
                                      +  Kyphon Inc.                                                    1,900             53,542
                                      +  LCA-Vision Inc.                                                1,300             37,869
                                      +  La Jolla Pharmaceutical Company                                3,700              8,991
                                      +  Laboratory Corporation of America Holdings                     8,935            354,719
                                         Landauer, Inc.                                                   400             17,864
                                      +  The Langer Biomechanics Group, Inc.                              300              1,860
                                      +  Large Scale Biology Corp.                                      1,000              1,380
                                      +  LecTec Corporation                                               800                536
                                      +  Lexicon Genetics Incorporated                                  2,100             16,464
                                      +  Life Medical Sciences, Inc.                                    8,500              3,060
                                      +  Lifecell Corporation                                           3,000             33,870
                                      +  Lifecore Biomedical, Inc.                                        700              4,270
                                      +  LifePoint Hospitals, Inc.                                      2,700            100,494
                                      +  Ligand Pharmaceuticals Incorporated (Class B)                  4,375             76,038
                                      +  Lincare Holdings Inc.                                          5,800            190,588
                                      +  MGI Pharma, Inc.                                               4,400            118,844
                                      +  MIM Corporation                                                3,700             32,190
                                      +  MacroChem Corporation                                          1,100              1,507
                                      +  Magellan Health Services, Inc.                                 1,379             46,127
                                         Mannatech, Incorporated                                        1,300             12,480
                                      +  Martek Biosciences Corporation                                 2,200            123,574
                                      +  Maxim Pharmaceuticals, Inc.                                    3,300             31,845
                                      +  Medarex, Inc.                                                  4,700             34,263
                                      +  MedCath Corporation                                            1,900             38,000
                                      +  The Med-Design Corporation                                       600              1,248
                                      +  Medical Action Industries Inc.                                   800             14,720
                                      +  The Medicines Company                                          2,770             84,513
                                         Medicis Pharmaceutical (Class A)                               3,000            119,850
                                      +  Medis Technologies Ltd.                                        1,030             16,707
                                      +  MedQuist Inc.                                                  1,000             11,450
                                      +  MedSource Technologies, Inc.                                   4,500             31,950
                                      +  Medwave, Inc.                                                    300              1,548
                                         Mentor Corporation                                             2,800             96,012
                                         Meridian Bioscience, Inc.                                        900              9,971
                                      +  Merit Medical Systems, Inc.                                    2,768             44,094
                                      +  Millennium Pharmaceuticals, Inc.                              16,838            232,364
                                         Mine Safety Appliances Company                                 1,500             50,550
                                      +  Molecular Devices Corporation                                  1,000             17,780
                                      +  Myriad Genetics, Inc.                                          1,600             23,872
                                      +  NBTY Inc.                                                      4,200            123,438
                                      +  NPS Pharmaceuticals, Inc.                                      2,240             47,040
                                      +  Nabi Biopharmaceuticals                                        3,400             48,348
                                      +  National Dentex Corporation                                      100              2,898
                                         National Healthcare Corporation                                  400             11,204
                                      +  Natrol, Inc.                                                     400              1,140

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine (continued)             Natures Sunshine Products, Inc.                                  800        $    11,392
                                      +  Natus Medical Incorporated                                     4,200             26,754
                                      +  Nektar Therapeutics                                            4,600             91,816
                                      +  NeoPharm, Inc.                                                 2,786             28,779
                                      +  Neose Technologies, Inc.                                       1,200              9,996
                                      +  Neurocrine Biosciences, Inc.                                   2,145            111,218
                                      +  Neurogen Corporation                                           1,200              8,976
                                      +  Northfield Laboratories Inc.                                   2,100             29,946
                                      +  Novavax, Inc.                                                  2,400             12,936
                                      +  Noven Pharmaceuticals, Inc.                                    2,100             46,242
                                      +  Nutraceutical International Corporation                        1,400             29,834
                                      +  Nuvelo, Inc.                                                   3,121             30,024
                                      +  OSI Pharmaceuticals, Inc.                                      2,413            169,972
                                         Oakley, Inc.                                                   4,200             54,348
                                      +  Ocular Sciences, Inc.                                          1,700             64,600
                                      +  Odyssey Healthcare, Inc.                                       3,050             57,401
                                         Omnicare, Inc.                                                 5,800            248,298
                                      +  Onyx Pharmaceuticals, Inc.                                     2,300             97,428
                                      +  OraSure Technologies, Inc.                                     2,675             26,028
                                      +  Orthodontic Centers of America, Inc.                           3,700             30,303
                                      +  OrthoLogic Corp.                                               4,100             35,547
                                      +  Orthovita, Inc.                                                5,920             30,429
                                      +  Oscient Pharmaceutical Corporation                             2,700             13,797
                                      +  Osteotech, Inc.                                                3,300             21,417
                                         Owens & Minor, Inc.                                            2,300             59,570
                                         Oxford Health Plans, Inc.                                      4,495            247,405
                                      +  PAREXEL International Corporation                              2,700             53,460
                                      +  POZEN Inc.                                                     3,900             26,676
                                      +  PRAECIS Pharmaceuticals Incorporated                           3,100             11,780
                                      +  PSS World Medical, Inc.                                        5,600             62,720
                                      +  PacifiCare Health Systems, Inc.                                4,560            176,290
                                      +  Pain Therapeutics, Inc.                                        3,800             30,628
                                      +  Palatin Technologies, Inc.                                       100                421
                                      +  Par Pharmaceutical Cos Inc.                                    1,500             52,815
                                      +  Patterson Dental Company                                       3,900            298,311
                                      +  Pediatric Services of America, Inc.                            1,180             14,975
                                      +  Pediatrix Medical Group, Inc.                                  1,500            104,775
                                      +  Penwest Pharmaceuticals Co.                                    2,300             29,463
                                      +  Peregrine Pharmaceuticals, Inc.                                8,500             12,325
                                         Perrigo Company                                                5,000             94,850
                                      +  Pharmaceutical Product Development, Inc.                       3,500            111,195
                                      +  Pharmacopeia Drug Discovery, Inc.                                700              3,976
                                      +  Pharmacyclics, Inc.                                            2,290             23,289
                                      +  Pharmion Corp.                                                 1,900             92,948
                                      +  Pharmos Corporation                                            5,200             20,956
                                      +  Physiometrix, Inc.                                               100                164
                                         PolyMedica Corporation                                         1,600             49,664
                                      +  Priority Healthcare Corporation (Class B)                      2,700             61,965
                                      +  Progenics Pharmaceuticals, Inc.                                  500              8,420

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine (continued)          +  Protein Design Labs, Inc.                                      5,300        $   101,389
                                      +  Province Healthcare Company                                    2,300             39,445
                                      +  ProxyMed, Inc.                                                   300              5,058
                                         Psychemedics Corporation                                         125              1,312
                                      +  Psychiatric Solutions, Inc.                                    1,266             31,561
                                      +  Q-Med, Inc.                                                      700              5,915
                                      +  Quidel Corporation                                             1,900             11,191
                                      +  Radiologix, Inc.                                               1,100              4,972
                                      +  Regeneration Technologies, Inc.                                1,600             17,168
                                      +  Regeneron Pharmaceuticals, Inc.                                2,400             25,272
                                      +  RehabCare Group, Inc.                                          1,200             31,956
                                      +  Renal Care Group, Inc.                                         4,750            157,368
                                      +  Repligen Corporation                                           1,900              4,674
                                      +  Res-Care, Inc.                                                 1,200             15,240
                                      +  ResMed Inc.                                                    2,100            107,016
                                      +  Respironics, Inc.                                              2,100            123,375
                                      +  Retractable Technologies, Inc.                                 1,300              8,034
                                      +  Rita Medical Systems, Inc.                                       900              3,834
                                      +  STAAR Surgical Company                                         2,400             18,720
                                      +  STERIS Corporation                                             3,200             72,192
                                      +  Salix Pharmaceuticals, Ltd.                                    1,800             59,310
                                      +  Sangamo Biosciences, Inc.                                      1,300              7,826
                                      +  Santarus Inc.                                                    800             11,800
                                      +  Savient Pharmaceuticals Inc.                                   3,700              9,176
                                      +  SciClone Pharmaceuticals, Inc.                                 2,700             13,797
                                      +  Seattle Genetics, Inc.                                           700              4,921
                                         Select Medical Corporation                                     4,900             65,758
                                      +  Sepracor Inc.                                                  5,155            272,699
                                      +  Serologicals Corporation                                       2,385             47,676
                                      +  Sierra Health Services, Inc.                                   2,100             93,870
                                      +  Sirna Therapeutics, Inc.                                       2,015              5,924
                                      +  Sola International Inc.                                        1,200             20,676
                                      +  Sonic Innovations, Inc.                                        3,500             19,880
                                      +  SonoSite, Inc.                                                   800             19,128
                                      +  Sparta Surgical Corporation                                    1,900                  0
                                      +  Specialty Laboratories, Inc.                                     900              8,064
                                      +  Spectrum Pharmaceuticals Inc.                                     16                100
                                      +  Star Scientific, Inc.                                          4,600             18,216
                                      +  Sunrise Assisted Living, Inc.                                  1,300             50,882
                                      +  Sunrise Technologies International, Inc.                         400                  1
                                      +  SuperGen, Inc.                                                 2,330             15,029
                                      +  SurModics, Inc.                                                1,800             44,352
                                      +  Sybron Dental Specialties, Inc.                                2,300             68,655
                                      +  Synovis Life Technologies, Inc.                                2,100             22,575
                                      +  Tanox, Inc.                                                    3,800             72,466
                                      +  Targeted Genetics Corporation                                  8,500             13,345
                                      +  Techne Corporation                                             2,400            104,280
                                         Teva Pharmaceutical Industries Ltd. (ADR) (e)                      1                 67
                                      +  Theragenics Corporation                                        1,900              8,778

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine (concluded)          +  Third Wave Technologies                                        1,900        $     8,531
                                      +  Thoratec Laboratories Corporation                              3,400             36,482
                                      +  Titan Pharmaceuticals, Inc.                                    2,800              7,532
                                      +  Transgenomic, Inc.                                               900              1,233
                                      +  Transkaryotic Therapies, Inc.                                  2,500             37,400
                                      +  Triad Hospitals, Inc.                                          4,146            154,356
                                      +  Trimeris, Inc.                                                 1,600             23,088
                                      +  TriPath Imaging, Inc.                                          1,600             15,056
                                      +  Tripos, Inc.                                                     700              3,500
                                      +  US Oncology, Inc.                                              6,400             94,208
                                      +  U.S. Physical Therapy, Inc.                                      800             10,968
                                      +  USANA Health Sciences, Inc.                                    1,700             52,836
                                      +  United Surgical Partners International, Inc.                   1,400             55,258
                                      +  United Therapeutics Corporation                                2,100             53,865
                                      +  Universal Display Corporation                                  1,100             11,814
                                         Universal Health Services, Inc. (Class B)                      3,400            156,026
                                      +  Urologix, Inc.                                                 1,700             26,248
                                         Utah Medical Products, Inc.                                    1,100             29,062
                                      +  VCA Antech, Inc.                                               2,520            112,946
                                      +  VISX, Incorporated                                             2,300             61,456
                                      +  VIVUS, Inc.                                                    2,400              8,736
                                         Valeant Pharmaceuticals International                          3,900             78,000
                                      +  Valentis, Inc.                                                   193              1,343
                                      +  Varian Medical Systems, Inc.                                   3,860            306,291
                                      +  Vasomedical, Inc.                                              2,300              2,622
                                      +  VaxGen, Inc.                                                   1,500             21,240
                                      +  Ventana Medical Systems, Inc.                                  1,000             47,530
                                      +  Vertex Pharmaceuticals Incorporated                            4,262             46,200
                                      +  Viasys Healthcare Inc.                                         1,500             31,365
                                      +  Vical Incorporated                                             1,000              5,830
                                      +  Vicuron Pharmaceuticals Inc.                                   3,200             40,192
                                      +  Vion Pharmaceuticals, Inc.                                     3,300             13,398
                                      +  Viragen, Inc.                                                  1,390              1,946
                                      +  ViroPharma Incorporated                                          900              1,611
                                      +  VistaCare, Inc. (Class A)                                      1,605             29,773
                                         Vital Signs, Inc.                                                800             23,232
                                         West Pharmaceutical Services, Inc.                               700             29,610
                                      +  Wilson Greatbatch Technologies, Inc.                           2,000             55,900
                                      +  Women First HealthCare, Inc.                                   1,200                 30
                                      +  Wright Medical Group, Inc.                                     1,400             49,840
                                      +  XOMA Ltd.                                                      2,000              8,960
                                      +  Zila, Inc.                                                     2,700             13,257
                                      +  Zoll Medical Corporation                                         555             19,469
                                      +  Zymogentics, Inc.                                              2,000             38,000
                                                                                                                     -----------
                                                                                                                      19,779,117

Electronics - 6.0%                    +  8 X 8, Inc.                                                    7,300             16,790
                                      +  ACE*COMM Corporation                                              56                134
                                      +  ADE Corporation                                                  800             17,288

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Electronics (continued)               +  ANADIGICS, Inc.                                                2,200        $    11,350
                                      +  APAC Customer Services Inc.                                    3,100              5,363
                                      +  APW Ltd.                                                       3,800                  0
                                      +  ATMI, Inc.                                                     1,800             49,158
                                         AVX Corporation                                                9,100            131,495
                                      +  AXT, Inc.                                                      1,200              2,352
                                      +  Actel Corp.                                                    2,900             53,650
                                         Acuity Brands, Inc.                                            2,400             64,800
                                         Acxiom Corp.                                                   5,200            129,116
                                      +  Advanced Energy Industries, Inc.                               1,900             29,868
                                      +  Advanced Fibre Communications, Inc.                            4,000             80,800
                                      +  Advanced Power Technology, Inc.                                  500              6,225
                                      +  Agere Systems Inc. (Class A)                                  95,635            219,961
                                         Agilysys, Inc.                                                 2,200             30,338
                                      +  Airnet Communications Corporation                                200                140
                                      +  Alliance Fiber Optic Products, Inc.                            1,400              1,316
                                      +  Alliance Semiconductor Corporation                             5,000             29,750
                                      +  Alliant Techsystems Inc.                                       2,262            143,275
                                      +  American Physicians Capital, Inc.                                500             11,575
                                      +  American Technical Ceramics Corp.                                100                897
                                      +  Amkor Technology, Inc.                                        12,510            102,332
                                      +  Amphenol Corp. (Class A)                                       5,405            180,095
                                      +  Amtech Systems, Inc.                                             100                491
                                      +  Anaren Microwave, Inc.                                         1,200             19,608
                                      +  Anixter International Inc.                                     2,200             74,866
                                      +  Applera Corporation - Celera Genomics Group                    4,100             47,191
                                      +  Arris Group Inc.                                               5,200             30,888
                                      +  Arrow Electronics, Inc.                                        5,400            144,828
                                      +  Artisan Components, Inc.                                       1,400             36,120
                                      +  Aspect Communications Corporation                              3,500             49,700
                                      +  Asyst Technologies, Inc.                                       4,300             44,462
                                      +  Atheros Communications                                         1,600             16,864
                                      +  Atmel Corporation                                             26,900            159,248
                                      +  Audiovox Corporation (Class A)                                 2,200             37,136
                                      +  Avanex Corporation                                             3,400             13,226
                                      +  Avid Technology, Inc.                                          2,000            109,140
                                      +  Avnet, Inc.                                                    6,564            149,003
                                      +  Aware, Inc.                                                      900              3,555
                                      +  Axcelis Technologies, Inc.                                     6,400             79,616
                                      +  Axsys Technologies, Inc.                                       1,200             26,532
                                         BEI Technologies, Inc.                                         1,500             42,465
                                         Badger Meter, Inc.                                               100              4,425
                                         Bel Fuse Inc. (Class A)                                          900             32,364
                                         Belden Inc.                                                    1,900             40,717
                                      +  Bell Microproducts Inc.                                        3,335             26,980
                                      +  Benchmark Electronics, Inc.                                    2,400             69,840
                                         Boston Acoustics, Inc.                                           200              2,292
                                      +  Brooks Automation, Inc.                                        2,796             56,339
                                      +  Bruker BioSciences Corporation                                 5,300             25,811

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Electronics (continued)                  C&D Technologies, Inc.                                         1,100        $    19,613
                                      +  CCC Information Services Group Inc.                            1,367             22,952
                                      +  C-COR.net Corp.                                                1,800             18,522
                                      +  CEVA, Inc.                                                     1,100              8,701
                                      +  CHRONIMED Inc.                                                   800              6,520
                                      +  CMGI Inc.                                                     19,400             37,830
                                         CTS Corporation                                                2,100             25,326
                                      +  Cable Design Technology                                        2,600             27,560
                                      +  Cabot Microelectronics Corporation                             1,300             39,793
                                      +  Cadence Design Systems, Inc.                                  14,400            210,672
                                      +  California Amplifier, Inc.                                     2,600             18,382
                                      +  California Micro Devices Corporation                           2,300             26,519
                                      +  Caliper Life Sciences, Inc.                                    3,185             14,810
                                      +  Captaris Inc.                                                  1,900             12,274
                                         Celeritek, Inc.                                                  500              1,920
                                      +  Cepheid, Inc.                                                  1,600             18,464
                                         Champion Industries, Inc.                                        700              2,842
                                      +  Checkpoint Systems, Inc.                                       2,100             37,653
                                      +  ChipPAC, Inc.                                                  5,900             36,993
                                      +  Cirrus Logic, Inc.                                             4,100             24,641
                                      +  Coherent, Inc.                                                 2,600             77,610
                                         Cohu, Inc.                                                     1,300             24,752
                                      +  CommScope, Inc.                                                2,500             53,625
                                      +  Computer Network Technology Corporation                        1,700             10,183
                                      +  Comtech Telecommunications Corp.                               1,600             36,096
                                      +  Conexant Systems, Inc.                                        28,348            122,747
                                      +  Corvis Corporation                                            28,800             40,608
                                      +  Cox Radio, Inc. (Class A)                                      2,200             38,236
                                      +  Credence Systems Corporation                                   3,200             44,160
                                      +  Cree, Inc.                                                     3,900             90,792
                                      +  Cymer, Inc.                                                    2,205             82,555
                                      +  Cypress Semiconductor Corporation                              6,900             97,911
                                      +  DDi Corp.                                                      1,590             13,086
                                      +  DSP Group, Inc.                                                2,200             59,928
                                      +  Daktronics, Inc.                                               1,800             44,910
                                      +  Dataram Corporation                                              100                920
                                      +  Digital Theater Systems Inc.                                     300              7,845
                                      +  Dionex Corporation                                             1,600             88,272
                                      +  Ducommun Incorporated                                            500             10,690
                                      +  DuPont Photomasks, Inc.                                        2,200             44,726
                                      +  Dynamic Research Corporation                                   1,400             25,187
                                      +  EFJ, Inc.                                                      2,800             24,752
                                      +  EMCORE Corporation                                             1,900              6,194
                                      +  EMS Technologies, Inc.                                           600             11,658
                                      +  ESS Technology, Inc.                                           4,000             42,840
                                      +  Electro Scientific Industries, Inc.                            2,600             73,606
                                      +  Electroglas, Inc.                                              1,700              9,095
                                      +  Electronics for Imaging, Inc.                                  3,200             90,432
                                      +  eMagin Corporation                                               200                336

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Electronics (continued)               +  Emerson Radio Corp.                                            1,700        $     5,321
                                      +  Emulex Corporation                                             3,900             55,809
                                      +  Energizer Holdings, Inc.                                       4,500            202,500
                                      +  Energy Conversion Devices, Inc.                                1,100             12,386
                                      +  Entrada Networks, Inc.                                            25                  4
                                      +  Exar Corporation                                               3,900             57,174
                                      +  Excel Technology, Inc.                                           100              3,325
                                      +  FARO Technologies, Inc.                                        1,400             35,938
                                      +  FEI Company                                                    2,000             47,820
                                      +  FLIR Systems, Inc.                                             2,000            109,800
                                      +  FSI International, Inc.                                        1,800             14,058
                                      +  Fairchild Semiconductor Corporation                            5,400             88,398
                                      +  FormFactor Inc.                                                1,300             29,185
                                      +  FuelCell Energy, Inc.                                          2,700             31,536
                                      +  GTC Biotherapeutics, Inc.                                      2,400              3,768
                                      +  Gadzoox Networks, Inc.                                           500                  0
                                      +  General Cable Corporation                                      2,300             19,665
                                      +  Genesis Microchip Incorporated                                 3,100             42,687
                                      +  Getty Images, Inc.                                             3,100            186,000
                                      +  Glenayre Technologies, Inc.                                      500              1,150
                                      +  Glowpoint, Inc.                                                  200                378
                                         Harman International Industries, Incorporated                  3,800            345,800
                                      +  Harmonic Inc.                                                  4,200             35,784
                                         Harris Corporation                                             3,445            174,834
                                      +  Harvard Bioscience, Inc.                                       1,520              6,810
                                         Hearst-Argyle Television, Inc.                                 3,200             82,496
                                      +  Herley Industries, Inc.                                        2,075             40,545
                                      +  hi/fn, inc.                                                      447              5,342
                                      +  Hollywood Entertainment Corporation                            3,600             48,096
                                      +  Hungarian Telephone and Cable Corp.                              800              7,760
                                      +  Hutchinson Technology Incorporated                             2,495             61,352
                                      +  IRIS International Inc.                                        2,600             19,630
                                      +  IXYS Corporation                                               2,000             15,760
                                      +  Illumina, Inc.                                                 1,900             12,065
                                      +  Innovex, Inc.                                                  3,935             17,983
                                      +  Integrated Circuit Systems, Inc.                               3,900            105,924
                                      +  Integrated Silicon Solution, Inc.                              2,000             24,420
                                      +  Interactive Data Corporation                                   4,500             78,390
                                      +  Interlink Electronics, Inc.                                      100                975
                                      +  Intermagnetics General Corporation                             1,602             54,516
                                      +  International Rectifier Corp.                                  3,700            153,254
                                         Intersil Holding Corporation (Class A)                         6,976            151,100
                                      +  Itron, Inc.                                                    2,200             50,468
                                      +  Ixia                                                           2,100             20,664
                                         Keithley Instruments, Inc.                                       600             13,290
                                      +  Kemet Corp.                                                    4,700             57,434
                                      +  Kopin Corporation                                              4,100             20,951
                                      +  Kulicke and Soffa Industries                                   3,200             35,072
                                      +  LAM Research Corp.                                             7,600            203,680

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Electronics (continued)               +  LCC International, Inc. (Class A)                                100        $       490
                                      +  Laserscope                                                     1,650             45,457
                                      +  Lattice Semiconductor Corporation                              6,170             43,252
                                      +  LeCroy Corporation                                               500              9,005
                                      +  LightPath Technologies, Inc. (Class A)                           100                609
                                      +  Littelfuse Inc.                                                1,770             75,066
                                      +  MEMC Electronic Materials, Inc.                               10,500            103,740
                                      +  MKS Instruments, Inc.                                          2,853             65,105
                                      +  MRV Communications, Inc.                                       6,287             17,226
                                         MTS Systems Corporation                                        2,200             51,590
                                      +  M~WAVE, Inc.                                                     100                121
                                      +  Macromedia, Inc.                                               2,960             72,668
                                      +  Mattson Technology, Inc.                                       1,800             21,636
                                      +  Maxwell Technologies, Inc.                                       400              5,160
                                      +  Mercury Computer Systems, Inc.                                 1,400             34,720
                                      +  Mestek, Inc.                                                     500              8,305
                                         Methode Electronics                                            2,100             27,237
                                      +  Microsemi Corporation                                          3,500             49,735
                                      +  Mobility Electronics, Inc.                                     1,700             14,314
                                      +  Monolithic System Technology, Inc.                             2,155             16,227
                                      +  Mykrolis Corporation                                           2,400             41,808
                                      +  NETGEAR, Inc.                                                  1,100             11,814
                                      +  Nanogen, Inc.                                                  1,825             12,264
                                      +  Nanometrics Incorporated                                       2,000             22,760
                                      +  Nanophase Technologies Corporation                             3,000             22,410
                                      +  NeoMagic Corporation                                           1,600              4,640
                                      +  Neoware Systems, Inc.                                          1,000              8,270
                                      +  Netopia, Inc.                                                  3,400             22,440
                                      +  Newport Corporation                                            2,100             33,957
                                      +  Novoste Corporation                                            1,000              2,740
                                      +  Nu Horizons Electronics Corp.                                    800              7,200
                                      +  ON Semiconductor Corporation                                  15,350             77,057
                                      +  OSI Systems, Inc.                                                700             13,951
                                      +  OmniVision Technologies, Inc.                                  3,100             49,445
                                      +  Oplink Communications, Inc.                                    7,700             14,784
                                      +  Optical Communication Products, Inc.                             400                976
                                      +  P-Com, Inc.                                                      120                  5
                                      +  PDF Solutions, Inc.                                              200              1,694
                                      +  PLX Technology, Inc.                                           1,500             25,890
                                         Park Electrochemical Corp.                                     1,150             29,037
                                      +  ParkerVision, Inc.                                               800              4,560
                                      +  Parlex Corporation                                             1,100              7,150
                                      +  Paxson Communications Corporation                              3,600             11,700
                                      +  Pemstar Inc.                                                   2,700              6,264
                                      +  Pericom Semiconductor Corporation                              1,500             16,065
                                      +  Photon Dynamics, Inc.                                          1,600             56,112
                                      +  Pinnacle Systems, Inc.                                         3,200             22,880
                                      +  Pixelworks, Inc.                                               1,800             27,576
                                      +  Planar Systems Inc.                                              900             12,051

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Electronics (continued)               +  Plantronics, Inc.                                              2,600        $   109,460
                                      +  Plexus Corporation                                             2,000             27,000
                                      +  Powell Industries, Inc.                                          600             10,248
                                      +  Power Integrations, Inc.                                       1,800             44,820
                                      +  Powerwave Technologies, Inc.                                   3,200             24,640
                                         Preformed Line Products Company                                  900             20,970
                                      +  Proxim Corporation (Class A)                                  17,829             21,110
                                      +  Quantum Corporation-DLT & Storage Systems                      6,100             18,910
                                      +  QuickLogic Corporation                                           200                698
                                      +  REMEC, Inc.                                                    4,800             30,336
                                      +  RF Micro Devices, Inc.                                        10,835             81,263
                                      +  RadiSys Corporation                                              900             16,713
                                      +  Rambus Inc.                                                    6,400            113,728
                                      +  Rayovac Corporation                                            1,600             44,960
                                         Richardson Electronics, Ltd.                                     800              8,864
                                      +  Robotic Vision Systems, Inc.                                     100                260
                                      +  Rofin-Sinar Technologies, Inc.                                   900             22,851
                                      +  Rudolph Technologies, Inc.                                     1,000             18,190
                                      +  SAFLINK Corporation                                            3,300              7,722
                                      +  SBS Technologies, Inc.                                         2,300             36,961
                                      +  SCM Microsystems, Inc.                                           800              5,200
                                      +  SIPEX Corporation                                              1,900             10,830
                                      +  The Sagemark Companies Ltd.                                    1,200              3,600
                                      +  ScanSoft, Inc.                                                 6,318             31,274
                                         Seagate Technology                                             3,100             44,733
                                      +  Semitool, Inc.                                                 1,100             12,452
                                      +  Semtech Corporation                                            5,300            124,762
                                      +  Sigmatel Incorporated                                            600             17,436
                                      +  Sigmatron International, Inc.                                  1,200             14,784
                                      +  Silicon Image, Inc.                                            4,300             56,459
                                      +  Silicon Laboratories Inc.                                      2,900            134,415
                                      +  Silicon Storage Technology, Inc.                               5,300             54,590
                                      +  Siliconix Incorporated                                         1,800             89,316
                                      +  SimpleTech, Inc.                                                 600              2,046
                                      +  Sirenza Microdevices, Inc.                                     3,300             13,860
                                      +  SiRF Technology Holdings, Inc.                                 1,700             22,219
                                      +  Skyworks Solutions, Inc.                                       8,900             77,697
                                      +  SmartDisk Corporation                                            100                 14
                                      +  Somera Communications, Inc.                                    2,500              4,025
                                         SpectraLink Corporation                                        1,200             17,880
                                      +  Standard Microsystems Corporation                              1,400             32,648
                                      +  Stratex Networks, Inc.                                         5,000             14,750
                                      +  Suntron Corp.                                                    200              1,154
                                      +  Superconductor Technologies Inc.                               4,320              5,314
                                      +  Supertex, Inc.                                                   100              1,634
                                      +  SymmetriCom, Inc.                                              2,076             18,476
                                      +  Synaptics Incorporated                                         2,300             44,045
                                      +  TTM Technologies, Inc.                                         1,100             13,035
                                      +  Taser International, Inc                                       2,165             93,593

Master Extended Market Index Series                                June 30, 2004
Schedule of Investments (continued)

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Electronics (concluded)               +  Technitrol, Inc.                                               1,900        $    41,610
                                      +  Tegal Corporation                                             10,100             18,786
                                      +  Tekelec                                                        3,700             67,229
                                      +  Terayon Communication Systems, Inc.                            4,400             10,296
                                      +  Tessera Technologies Inc.                                      1,500             27,030
                                      +  Therma-Wave Inc.                                               5,500             27,115
                                      +  Three-Five Systems, Inc.                                       1,300              6,630
                                      +  Tollgrade Communications, Inc.                                   800              8,496
                                      +  Transmeta Corporation                                         10,000             21,900
                                      +  TranSwitch Corporation                                         3,600              6,372
                                      +  Tripath Technology Inc.                                        1,700              5,525
                                      +  TriQuint Semiconductor, Inc.                                   6,845             37,374
                                      +  Triton Network Systems, Inc.                                     100                  3
                                      +  Tvia, Inc.                                                       200                390
                                      +  Tweeter Home Entertainment Group, Inc.                         1,500              8,100
                                      +  Ultralife Batteries, Inc.                                        800             15,488
                                      +  Ultratech Stepper, Inc.                                        2,400             39,072
                                         United Industrial Corporation                                  1,800             42,030
                                         Unitil Corporation                                               600             15,810
                                      +  Valence Technology, Inc.                                       1,800              5,958
                                      +  Varian Inc.                                                    2,050             86,408
                                      +  Varian Semiconductor Equipment Associates, Inc.                2,100             80,976
                                      +  Vialta, Inc.                                                     105                 35
                                      +  ViaSat, Inc.                                                   1,400             34,930
                                         Vicor Corporation                                              1,800             32,886
                                      +  Virage Logic Corporation                                       1,300             11,830
                                      +  Vishay Intertechnology, Inc.                                   9,126            169,561
                                      +  Vitesse Semiconductor Corporation                             12,400             60,512
                                      +  Vyyo Inc.                                                         66                427
                                      +  WJ Communications, Inc.                                        3,600             12,744
                                      +  Western Digital Corporation                                   12,900            111,714
                                      +  Western Wireless Corporation (Class A)                         5,900            170,569
                                      +  Xicor, Inc.                                                    1,750             26,478
                                      +  YDI Wireless, Inc.                                                75                405
                                      +  Zebra Technologies Corporation (Class A)                       2,745            238,815
                                      +  Zhone Technologies, Inc.                                       4,325             16,695
                                      +  Zoran Corporation                                              3,361             61,674
                                                                                                                     -----------
                                                                                                                      11,711,792

Energy & Raw Materials - 2.5%         +  AMIS Holdings, Inc.                                              600             10,152
                                         APCO Argentina Inc.                                            1,000             35,740
                                         Alliance Resource Partners, LP                                 1,500             69,960
                                      +  Altair Nanotechnologies, Inc.                                  8,900             20,114
                                         Arch Coal, Inc.                                                3,700            135,383
                                      +  Atwood Oceanics, Inc.                                          1,400             58,450
                                         Barnwell Industries, Inc.                                        100              4,225
                                      +  Brigham Exploration Company                                    2,400             22,032
                                      +  Buckeye Partners, LP                                           1,200             48,660
                                         CARBO Ceramics Inc.                                              800             54,600

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Energy & Raw Materials (continued)       Cabot Oil & Gas Corporation (Class A)                          2,480        $   104,904
                                      +  Canyon Resources Corporation                                   5,600             21,784
                                      +  Cimarex Energy Co.                                             2,481             75,001
                                         Compass Minerals International, Inc.                             900             17,442
                                      +  Cooper Cameron Corporation                                     3,100            150,970
                                      +  Dawson Geophysical Company                                     1,500             32,655
                                      +  Denbury Resources Inc.                                         3,200             67,040
                                      +  Diodes Incorporated                                              700             16,583
                                      +  Dril-Quip, Inc.                                                  700             13,090
                                         ENSCO International Incorporated                               8,520            247,932
                                      +  Emex Corporation                                               4,203                 42
                                         Enterprise Products Partners LP                               11,905            252,981
                                      +  Evergreen Resources, Inc.                                      2,700            109,080
                                      +  The Exploration Company of Delaware                            1,000              3,700
                                      +  FMC Technologies,  Inc.                                        2,900             83,520
                                      +  Forest Oil Corporation                                         2,600             71,032
                                      +  Friede Goldman Halter, Inc.                                      500                  0
                                      +  Grant Prideco, Inc.                                            5,500            101,530
                                      +  Grey Wolf, Inc.                                               10,800             45,792
                                      +  Hanover Compressor Company                                     2,749             32,713
                                      +  Headwaters Incorporated                                        2,700             70,011
                                         Helmerich & Payne, Inc.                                        2,700             70,605
                                      +  Horizon Offshore, Inc.                                         4,800              4,752
                                      +  Hydril Company                                                 1,800             56,700
                                      +  Inergy, LP                                                     1,900             45,638
                                         Joy Global Inc.                                                3,000             89,820
                                      +  Kestrel Energy, Inc.                                             900                585
                                      +  Key Energy Services, Inc.                                      6,600             62,304
                                      +  Kirby Corporation                                              1,500             58,350
                                      +  Liquidmetal Technologies                                       2,600              3,692
                                         Lufkin Industries, Inc.                                          300              9,594
                                      +  Lynx Therapeutics, Inc.                                           14                 32
                                      +  MAXXAM Inc.                                                      600             15,960
                                         Massey Energy Company                                          4,700            132,587
                                      +  McDermott International, Inc.                                  5,700             57,912
                                         NL Industries, Inc.                                            2,900             42,050
                                         Natural Resource Parnters LP                                     200              7,614
                                      +  Newpark Resources, Inc.                                        4,800             29,760
                                         Noble Energy, Inc.                                             3,300            168,300
                                      +  Offshore Logistics, Inc.                                       2,200             61,864
                                      +  Oil States International, Inc.                                 1,300             19,890
                                      +  Parker Drilling Company                                        9,600             36,672
                                         Peabody Energy Corporation                                     2,995            167,690
                                         Penn Virginia Corporation                                        800             28,888
                                      +  Petroleum Development Corporation                              1,680             46,066
                                         Plains All American Pipeline, LP                               2,800             93,464
                                      +  Plains Resources Inc.                                          4,400             74,580
                                      +  Prima Energy Corporation                                       1,350             53,419
                                      +  Prolong International Corporation                              5,700              1,710

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Energy & Raw Materials (concluded)    +  Quantum Fuel Systems Technologies Worldwide, Inc.              1,300        $     7,904
                                         RGC Resources, Inc.                                              100              2,389
                                         Range Resources Corporation                                    5,000             73,000
                                      +  Reliant Resources, Inc.                                       16,500            178,695
                                      +  SEACOR SMIT Inc.                                               1,100             48,323
                                      +  Smith International, Inc.                                      5,200            289,952
                                      +  Southwestern Energy Company                                    3,000             86,010
                                      +  Swift Energy Company                                           1,900             41,914
                                      +  TC Pipelines, LP                                               1,100             35,375
                                         Texas Genco Holdings, Inc.                                       400             18,036
                                         Tidewater Inc.                                                 3,355             99,979
                                      +  Trico Marine Services, Inc.                                    5,700              2,565
                                         USEC Inc.                                                      4,000             35,080
                                      +  Unit Corporation                                               2,400             75,480
                                      +  W-H Energy Services, Inc.                                      2,900             56,840
                                      +  Weatherford International Ltd.                                 6,900            310,362
                                         Western Gas Resources, Inc.                                    3,800            123,424
                                      +  Westmoreland Coal Company                                        500              9,725
                                         World Fuel Services Corporation                                  600             27,048
                                      +  Xanser Corporation                                             1,300              3,198
                                                                                                                     -----------
                                                                                                                       4,942,915

Energy & Utilities - 2.8%                AGL Resources Inc.                                             3,800            110,390
                                         ALLETE, Inc.                                                   4,990            166,167
                                      +  ATG Inc.                                                       1,100                  0
                                      +  Active Power, Inc.                                             3,500             11,165
                                         Alliant Energy Corporation                                     6,200            161,696
                                         American States Water Company                                    950             22,078
                                         Aqua America Inc.                                              4,313             86,476
                                      +  Aquila, Inc.                                                   7,810             27,804
                                         Artesian Resources Corporation (Class A)                         150              3,968
                                         Atmos Energy Corporation                                       3,100             79,360
                                         Avista Corporation                                             2,900             53,418
                                         BIW Limited                                                      200              3,886
                                      +  Beacon Power Corporation                                       7,730              3,169
                                         Black Hills Corporation                                        1,700             53,550
                                         CH Energy Group, Inc.                                            900             41,796
                                         California Water Service Group                                   900             24,795
                                         Cascade Natural Gas Corporation                                  800             17,656
                                      +  Catalytica Energy Systems, Inc.                                2,766              7,855
                                         Central Vermont Public Service Corporation                     1,700             34,833
                                         Chesapeake Utilities Corporation                               1,400             31,780
                                         Cleco Corporation                                              2,800             50,344
                                         Connecticut Water Service, Inc.                                  400             10,264
                                         DPL Inc.                                                       8,435            163,808
                                         Delta Natural Gas Company, Inc.                                  100              2,475
                                         Duquesne Light Holdings Inc.                                   4,100             79,171
                                      +  El Paso Electric Company                                       3,900             60,216
                                         Empire District Electric Company                               2,700             54,297

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Energy & Utilities (concluded)           Energen Corporation                                            2,400        $   115,176
                                         Energy East Corporation                                        7,300            177,025
                                      +  Energy West Incorporated                                         200              1,332
                                         EnergySouth, Inc.                                                300             12,006
                                         Equitable Resources, Inc.                                      3,790            195,981
                                         Florida Public Utilities Company                                 133              2,406
                                         Great Plains Energy Incorporated                               3,900            115,830
                                         Green Mountain Power Corporation                               1,000             26,100
                                         Hawaiian Electric Industries, Inc.                             3,920            102,312
                                         IDAcorp Inc.                                                   2,100             56,700
                                         The Laclede Group, Inc.                                        2,000             54,820
                                         MDU Resources Group                                            5,650            135,769
                                         MGE Energy, Inc.                                                 300              9,789
                                         Middlesex Water Company                                          466              9,031
                                      +  NRG Energy, Inc.                                               5,130            127,224
                                         NSTAR                                                          3,100            148,428
                                         NUI Corporation                                                2,600             37,960
                                         National Fuel Gas Company                                      4,650            116,250
                                         New Jersey Resources Corporation                               2,140             88,981
                                         Northeast Utilities                                            8,200            159,654
                                         Northwest Natural Gas Company                                  1,500             45,750
                                         OGE Energy Corp.                                               5,000            127,350
                                         ONEOK, Inc.                                                    5,790            127,322
                                         Otter Tail Company                                             1,200             32,232
                                         PNM Resources Inc.                                             3,300             68,541
                                         Pennichuck Corporation                                           133              3,414
                                         Pepco Holdings, Inc.                                          10,273            187,790
                                      +  PetroCorp Incorporated (Escrow Shares)                           600                  0
                                         Piedmont Natural Gas Company, Inc.                             2,300             98,210
                                         Puget Energy, Inc.                                             5,500            120,505
                                         Questar Corporation                                            4,700            181,608
                                         SCANA Corporation                                              6,300            229,131
                                         SEMCO Energy, Inc.                                             5,800             33,756
                                         SJW Corp.                                                        300             10,200
                                      +  Sierra Pacific Resources                                       6,400             49,344
                                         South Jersey Industries, Inc.                                    800             35,200
                                      +  Southern Union Company                                         4,326             91,192
                                         Southwest Gas Corporation                                      1,500             36,195
                                         Southwest Water Company                                        1,426             17,854
                                      +  Streicher Mobile Fueling, Inc.                                   600                756
                                         UGI Corporation                                                3,280            105,288
                                         UIL Holdings Corporation                                       1,400             68,166
                                         UniSource Energy Corporation                                   2,600             64,610
                                         Vectren Corporation                                            3,300             82,797
                                      +  Veritas DGC  Inc.                                              2,940             68,061
                                         WGL Holdings Inc.                                              2,200             63,184
                                         WPS Resources Corporation                                      2,100             97,335
                                         Westar Energy, Inc.                                            5,225            104,030
                                         Wisconsin Energy Corporation                                   7,380            240,662
                                                                                                                     -----------
                                                                                                                       5,445,674

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Finance - 0.1%                           American Mortgage Acceptance Company                             500        $     6,860
                                      +  Bingham Financial Services Corporation (Escrow Shares)           700                  0
                                      +  CRIIMI MAE, Inc.                                               3,100             37,107
                                      +  The First Marblehead Corporation                               3,300            132,858
                                      +  Frontline Capital Group                                          300                  0
                                      +  Hoenig Group (Contingent Payment Rights)                       1,500                  0
                                                                                                                     -----------
                                                                                                                         176,825

Food & Agricultural - 2.2%            +  7-Eleven, Inc.                                                 6,900            123,165
                                         Alico, Inc.                                                      400             16,060
                                         American Italian Pasta Company (Class A)                         900             27,432
                                         The Andersons, Inc.                                              300              5,097
                                      +  Atlantic Premium Brands, Ltd.                                    600                780
                                         Bridgford Foods Corporation                                      500              4,200
                                         Bunge Limited                                                  6,800            264,792
                                      +  Cagle's Inc. (Class A)                                           200              2,770
                                      +  Chiquita Brands International, Inc.                            1,802             37,698
                                         Coca-Cola Bottling Co. Consolidated                              400             23,156
                                         Corn Products International, Inc.                              2,200            102,410
                                      +  Cuisine Solutions, Inc.                                        1,200              2,160
                                      +  Dairy Mart Convenience Stores, Inc.                              500                  0
                                      +  Dean Foods Company                                             8,761            326,873
                                      +  Del Monte Foods Company                                       12,900            131,064
                                         Delta and Pine Land Company                                    2,300             50,485
                                      +  Eden Bioscience Corporation                                    2,700              2,295
                                      +  Embrex, Inc.                                                     400              5,416
                                         Farmer Brothers Co.                                              200              5,366
                                      +  Fisher Communications, Inc.                                      100              5,033
                                         Flowers Foods, Inc.                                            2,675             69,951
                                         Fresh Brands, Inc.                                               900              6,921
                                         Fresh Del Monte Produce Inc.                                   4,500            113,715
                                      +  Gehl Company                                                   1,100             22,275
                                      +  Glacier Water Services, Inc.                                     200              3,690
                                         Golden Enterprises, Inc.                                         600              1,621
                                      +  Green Mountain Coffee, Inc.                                      400              7,428
                                      +  Griffin Land & Nurseries, Inc.                                 1,000             25,050
                                      +  Group 1 Software, Inc.                                           700             16,065
                                      +  Hain Celestial Group, Inc.                                     2,100             38,010
                                      +  Hansen Natural Corporation                                     1,100             27,687
                                      +  Harris & Harris Group, Inc.                                    2,000             24,460
                                      +  Hines Horticulture, Inc.                                       4,100             17,466
                                         Hormel Foods Corporation                                       7,890            245,379
                                      +  Imperial Sugar Company (New Shares)                               12                161
                                         Ingles Markets, Incorporated (Class A)                         1,800             20,106

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Food & Agricultural (concluded)          Interstate Bakeries Corporation                                2,625        $    28,481
                                      +  Ionatron Inc.                                                  2,165             12,232
                                      +  J & J Snack Foods Corp.                                          500             20,415
                                         The J.M. Smucker Company                                       3,319            152,376
                                      +  John B. Sanfilippo & Son, Inc.                                   600             16,032
                                         Kraft Foods Inc. (Class A)                                    17,380            550,598
                                         Lance, Inc.                                                    1,700             26,180
                                      +  Lifeway Foods, Inc.                                              900             13,644
                                      +  M&F Worldwide Corp.                                            1,000             13,700
                                         MGP Ingredients, Inc.                                            800             30,952
                                         Marsh Supermarkets, Inc. (Class B)                               700              9,450
                                      +  Maui Land & Pineapple Company, Inc.                              400             13,600
                                      +  Monterey Pasta Company                                           700              2,548
                                         Nash-Finch Company                                             1,520             38,046
                                      +  Neogen Corporation                                               875             15,060
                                      +  The Pantry, Inc.                                               1,300             28,340
                                      +  Peets Coffee & Tea Inc.                                          700             17,493
                                         PepsiAmericas, Inc.                                            8,227            174,741
                                      +  Performance Food Group Company                                 2,700             71,658
                                         Pilgrim's Pride Corporation                                    4,100            118,654
                                      +  Provena Foods Inc.                                             1,200              1,380
                                      +  Ralcorp Holdings, Inc.                                         1,732             60,966
                                         Rocky Mountain Chocolate Factory, Inc.                           660              8,336
                                         Sanderson Farms, Inc.                                          1,150             61,663
                                      +  The Scotts Company (Class A)                                   1,800            114,984
                                      +  Seneca Foods Corporation (Class A)                               200              3,650
                                      +  Smart & Final Inc.                                             1,700             20,434
                                      +  Smithfield Foods, Inc.                                         7,100            208,740
                                      +  Spartan Stores, Inc.                                             800              2,720
                                      +  Spectrum Organic Products, Inc.                                2,200              1,408
                                         Standard Commercial Corporation                                  700             12,635
                                         Tasty Baking Company                                             400              3,776
                                      +  Tejon Ranch Co.                                                  200              6,960
                                         Terra Industries, Inc.                                         4,600             25,898
                                         Tootsie Roll Industries, Inc.                                  2,899             94,218
                                         Tyson Foods, Inc. (Class A)                                   20,158            422,310
                                      +  Uni-Marts, Inc.                                                  900              1,962
                                      +  United Natural Foods, Inc.                                     3,200             92,512
                                      +  Wild Oats Markets, Inc.                                        3,400             47,838
                                      +  Willamette Valley Vineyards, Inc.                                800              1,960
                                      +  Zanett, Inc.                                                     500              1,950
                                      +  Zapata Corporation                                               100              6,135
                                                                                                                     -----------
                                                                                                                       4,332,872

Gold - 0.1%                           +  Glamis Gold Ltd.                                               7,900            138,487
                                      +  Gold Reserve Inc.                                              2,200              6,688
                                      +  Hanover Gold Company, Inc.                                    13,100              1,310

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Gold (concluded)                      +  MK Resources Company                                           2,000        $     4,760
                                      +  Meridian Gold Inc.                                             4,480             58,106
                                         Royal Gold, Inc.                                               2,835             40,172
                                      +  U.S. Gold Corporation                                         12,700              8,382
                                                                                                                     -----------
                                                                                                                         257,905

Insurance - 3.5%                         21st Century Insurance Group                                   5,300             68,582
                                         Alfa Corporation                                               3,500             49,000
                                      +  Alleghany Corporation                                            522            149,814
                                      +  Allmerica Financial Corporation                                3,800            128,440
                                         American Equity Investment Life Holding Company                1,100             10,945
                                         American Financial Group, Inc.                                 4,200            128,394
                                      +  American Medical Security Group, Inc.                            600             16,350
                                         American National Insurance Company                            1,600            147,728
                                         AmerUs Group Co.                                               2,800            115,920
                                      +  Arch Capital Group Ltd.                                        2,605            103,887
                                      +  Argonaut Group, Inc.                                           1,700             31,331
                                         Arthur J. Gallagher & Co.                                      4,800            146,160
                                         Assurant, Inc.                                                 4,005            105,652
                                      +  Atlantic American Corporation                                    700              1,932
                                         Baldwin & Lyons, Inc. (Class B)                                  850             22,814
                                         Berkley (W.R.) Corporation                                     5,085            218,401
                                         Bristol West Holdings, Inc.                                      880             16,007
                                         Brown & Brown                                                  3,300            142,230
                                      +  CNA Financial Corporation                                     13,029            385,528
                                      +  CNA Surety Corporation                                           800              8,760
                                      +  Clark, Inc.                                                    1,100             20,405
                                         The Commerce Group, Inc.                                       1,900             93,803
                                      +  Conseco, Inc.                                                  8,100            161,190
                                         Crawford & Company (Class B)                                   3,000             14,790
                                         Delphi Financial Group, Inc. (Class A)                         1,900             84,550
                                         Donegal Group Inc. (Class B)                                   1,566             31,461
                                         EMC Insurance Group, Inc.                                        500             11,680
                                         Erie Indemnity Company (Class A)                               3,500            163,730
                                         FBL Financial Group, Inc. (Class A)                              700             19,782
                                         FMS Financial Corporation                                        400              6,984
                                      +  FPIC Insurance Group, Inc.                                       600             14,814
                                         Fidelity National Financial, Inc.                              9,242            345,096
                                         The First American Financial Corporation                       4,435            114,822
                                         First United Corporation                                         400              7,784
                                         Fremont General Corporation                                    4,700             82,955
                                         Great American Financial Resources, Inc.                       2,910             46,269
                                         HCC Insurance Holdings, Inc.                                   3,600            120,276
                                         Harleysville Group Inc.                                        1,800             33,930
                                         Hilb, Rogal and Hamilton Company                               1,900             67,792
                                         Horace Mann Educators Corporation                              2,300             40,204
                                         Independence Holding Company                                     400             13,600
                                         Infinity Property and Casualty Corporation                     1,200             39,600

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Insurance (concluded)                    Kansas City Life Insurance Company                               400        $    16,836
                                         LandAmerica Financial Group, Inc.                              1,200             46,716
                                         The Liberty Corporation                                        1,200             56,340
                                      +  The MONY Group Inc.                                            3,600            112,680
                                      +  Markel Corporation                                               600            166,500
                                      +  Meadowbrook Insurance Group, Inc.                                400              2,120
                                         Merchants Group, Inc.                                            100              2,575
                                         Mercury General Corporation                                    2,900            143,985
                                         NYMAGIC, Inc.                                                    600             15,840
                                      +  National Medical Health Card Systems, Inc.                     1,000             26,840
                                         Nationwide Financial Services, Inc. (Class A)                  3,300            124,113
                                      +  The Navigators Group, Inc.                                       800             23,112
                                         Odyssey Re Holdings Corp.                                      3,500             84,000
                                      +  Ohio Casualty Corporation                                      4,600             92,598
                                         Old Republic International Corporation                        10,650            252,618
                                      +  PICO Holdings, Inc.                                              700             13,383
                                         PMA Capital Corporation (Class A)                              2,295             20,655
                                         The PMI Group, Inc.                                            4,900            213,248
                                      +  Penn Treaty American Corporation                               1,000              2,010
                                         Penn-America Group, Inc.                                         750             10,500
                                      +  Philadelphia Consolidated Holding Corp.                        1,300             78,091
                                         The Phoenix Companies, Inc.                                    5,600             68,600
                                         Presidential Life Corporation                                  1,800             32,436
                                      +  ProAssurance Corporation                                       2,300             78,453
                                         Protective Life Corporation                                    3,400            131,478
                                         RLI Corp.                                                        800             29,200
                                      +  RTW, Inc.                                                        200              1,288
                                         Radian Group Inc.                                              5,044            241,608
                                         Reinsurance Group of America, Incorporated                     3,300            134,145
                                         SCPIE Holdings  Inc.                                             400              3,640
                                         Selective Insurance Group, Inc.                                2,300             91,724
                                         StanCorp Financial Group, Inc.                                 1,600            107,200
                                         State Auto Financial Corporation                               1,625             49,920
                                         Sterling Financial Corporation                                 1,250             32,537
                                         Stewart Information Services Corporation                         900             30,393
                                         Transatlantic Holdings, Inc.                                   3,145            254,714
                                      +  Triad Guaranty Inc.                                              900             52,380
                                      +  UICI                                                           3,900             92,859
                                      +  U.S.I. Holdings Corporation                                    1,200             18,960
                                      +  Unico American Corporation                                       300              1,800
                                         United Fire & Casualty Company                                   300             17,325
                                      +  United National Group, Ltd.                                    2,200             33,242
                                         Unitrin, Inc.                                                  3,800            161,880
                                      +  Universal American Financial Corp.                             3,200             35,136
                                         Vesta Insurance Group, Inc.                                    1,900             12,293
                                      +  WellChoice Inc.                                                  400             16,560
                                         Zenith National Insurance Corp.                                1,700             82,620
                                                                                                                     -----------
                                                                                                                       6,850,543

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
International Oil - 0.2%              +  ATP Oil & Gas Corporation                                      3,700        $    28,379
                                         GlobalSantaFe Corporation                                     15,389            407,809
                                                                                                                     -----------
                                                                                                                         436,188

Liquor - 0.2%                         +  The Boston Beer Company, Inc. (Class A)                          600             12,084
                                      +  Central European Distribution Corporation                      1,875             48,581
                                      +  The Chalone Wine Group, Ltd.                                   1,900             20,425
                                      +  Constellation Brands, Inc. (Class A)                           5,440            201,987
                                      +  Genesee Corporation (Class B)                                  1,000              2,000
                                         National Beverage Corp.                                        2,300             22,839
                                         Pyramid Breweries Inc.                                           100                235
                                      +  The Robert Mondavi Corporation (Class A)                       1,300             48,126
                                                                                                                     -----------
                                                                                                                         356,277

Material & Services - 0.0%            +  Polymer Group, Inc. (Class B)                                      3                 37
                                                                                                                     -----------

Media - 4.5%                             A.H. Belo Corporation (Class A)                                6,580            176,673
                                      +  AMC Entertainment Inc.                                         2,200             33,814
                                      +  Acme Communications, Inc.                                      1,000              6,900
                                      +  Adolor Corporation                                             3,000             38,040
                                      +  Advanced Marketing Services, Inc.                              1,100             14,201
                                      +  America's Car-Mart, Inc.                                         500             15,015
                                         Banta Corporation                                              1,400             62,174
                                      +  Beasley Broadcast Group, Inc. (Class A)                          400              5,984
                                         Blockbuster Inc. (Class A)                                     3,900             59,202
                                      +  CNET Networks, Inc.                                            8,500             94,095
                                      +  CTN Media Group, Inc.                                             50                  1
                                      +  Cablevision Systems Corporation (Class A)                     12,500            245,625
                                         Cadmus Communications Corporation                                600              8,850
                                      +  Charter Communications, Inc. (Class A)                        17,600             68,992
                                      +  Consolidated Graphics, Inc.                                      500             22,025
                                      +  Cox Communications, Inc. (Class A)                            36,875          1,024,756
                                      +  Cross Media Marketing Corporation                                 29                  0
                                      +  Crown Media Holdings, Inc. (Class A)                           4,600             39,192
                                      +  Cumulus Media Inc. (Class A)                                   3,165             53,204
                                      +  The DIRECTV Group, Inc.                                       85,945          1,469,660
                                      +  Daily Journal Corporation                                        100              3,300
                                         The E.W. Scripps Company (Class A)                             5,120            537,600
                                      +  EchoStar Communications Corporation (Class A)                 15,765            484,774
                                      +  Emmis Communications Corporation (Class A)                     3,000             62,940
                                      +  Entercom Communications Corp.                                  2,700            100,710
                                      +  Entravision Communications Corporation (Class A)               3,000             23,040
                                      +  Fox Entertainment Group, Inc. (Class A)                       25,550            682,185
                                      +  GC Companies, Inc.                                               100                 55
                                      +  Gartner Group, Inc. (Class A)                                  4,700             62,134
                                      +  Gaylord Entertainment Company                                  1,920             60,269
                                         Gray Television, Inc.                                            900             12,501
                                         Hollinger International Inc.                                   4,580             76,898
                                      +  iBEAM Broadcasting Corporation                                    80                  0

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Media (concluded)                     +  Information Holdings Inc.                                      1,400        $    38,318
                                      +  Insight Communications Company, Inc.                           5,400             50,004
                                      +  Intraware, Inc.                                                  200                354
                                         John Wiley & Sons, Inc. (Class A)                              3,900            124,800
                                         Journal Communications, Inc.                                   2,500             47,075
                                      +  Journal Register Co.                                           1,200             24,000
                                         Lee Enterprises, Incorporated                                  2,600            124,826
                                      +  Liberty Media International, Inc.                              8,437            313,013
                                      +  Lifeline Systems, Inc.                                           400              9,464
                                      +  Lin TV Corp. (Class A)                                         2,700             57,240
                                      +  Lynch Interactive Corporation                                    100              3,407
                                      +  Martha Stewart Living Omnimedia, Inc. (Class A)                2,800             25,200
                                         The McClatchy Company (Class A)                                2,900            203,435
                                         Media General, Inc. (Class A)                                  1,300             83,486
                                      +  Mediacom Communications Corporation                            3,900             30,498
                                      +  Metro-Goldwyn-Mayer Inc.                                      13,254            160,373
                                      +  Network Equipment Technologies, Inc.                           1,400             11,424
                                      +  New Frontier Media, Inc.                                       3,000             25,590
                                      +  Nexstar Broadcasting Group, Inc.                               2,500             27,450
                                      +  Nucentrix Broadband Networks, Inc.                               100                  0
                                      +  PRIMEDIA Inc.                                                 15,834             44,018
                                      +  PanAmSat Corporation                                           9,310            216,178
                                      +  Penton Media, Inc.                                             1,700                680
                                      +  Playboy Enterprises, Inc.                                        800              9,288
                                         Pulitzer Inc.                                                    600             29,340
                                      +  Radio One, Inc. (Class A)                                      5,000             80,550
                                      +  Raindance Communications, Inc.                                 3,300              6,864
                                         The Reader's Digest Association, Inc. (Class A)                5,200             83,148
                                         Regal Entertainment Group (Class A)                            3,300             59,730
                                      +  Regent Communications, Inc.                                    1,900             11,761
                                      +  Saga Communications, Inc. (Class A)                              425              7,756
                                      +  Salem Communications Corporation (Class A)                     1,000             27,130
                                      +  Scholastic Corporation                                         2,110             63,194
                                         Sinclair Broadcast Group, Inc. (Class A)                       4,100             42,107
                                      +  The Source Information Management Company                      3,030             33,694
                                      +  Spanish Broadcasting System, Inc. (Class A)                    4,000             37,240
                                         Thomas Nelson, Inc.                                              800             18,192
                                      +  TiVo Inc.                                                      6,865             48,673
                                         Traffix, Inc.                                                  3,300             21,714
                                      +  USTMAN Technologies, Inc.                                     22,800                570
                                      +  United Capital Corp.                                           1,800             30,654
                                      +  UniverCell Holdings, Inc.                                      9,900                 89
                                      +  Valassis Communications, Inc.                                  2,400             73,128
                                      +  ValueVision International, Inc. (Class A)                      2,200             28,644
                                         The Washington Post Company (Class B)                            519            482,675
                                      +  Westwood One, Inc.                                             6,200            147,560
                                      +  XM Satellite Radio Holdings Inc. (Class A)                    10,475            285,863
                                      +  Young Broadcasting Inc. (Class A)                              2,400             31,560
                                                                                                                     -----------
                                                                                                                       8,826,766

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Miscellaneous - 0.1%                     Chemed Corporation                                               600        $    29,100
                                      +  Coinstar, Inc.                                                 2,300             50,531
                                         Ennis Business Forms, Inc.                                       400              7,800
                                      +  Gerber Scientific, Inc.                                        1,400              9,884
                                      +  Kaiser Ventures LLC (Series A)                                   200                  0
                                                                                                                     -----------
                                                                                                                          97,315

Miscellaneous Finance - 8.7%             1st Source Corporation                                         1,000             24,980
                                      +  ACE Cash Express, Inc.                                         1,240             31,856
                                         A.G. Edwards, Inc.                                             4,950            168,449
                                         AMCORE Financial, Inc.                                         1,500             45,240
                                         ASB Financial Corp.                                              300              6,597
                                      +  Accredited Home Lenders Holding Company                        1,200             33,780
                                         Advanta Corp.                                                  1,700             37,281
                                      +  Affiliated Managers Group, Inc.                                1,700             85,629
                                         Agree Realty Corporation                                       1,400             35,420
                                      +  Alliance Capital Management Holding LP                         5,500            186,725
                                         Allied Capital Corporation                                     7,970            194,627
                                      +  AmerAlia, Inc.                                                   900                414
                                         American Capital Strategies, Ltd.                              4,200            117,684
                                         American Financial Realty Trust                                1,500             21,435
                                         American Home Mortgage Investment Corp.                        2,344             60,780
                                      +  AmeriCredit Corp.                                              7,950            155,264
                                      +  Ameritrade Holding Corporation                                26,780            303,953
                                      +  Ampal-American Israel Corporation (Class A)                      100                317
                                         Anchor Bancorp, Inc.                                           1,600             42,304
                                      +  Apollo Investment Corporation                                  2,700             37,179
                                         Astoria Financial Corporation                                  4,500            164,610
                                         Atlantic Realty Trust                                            300              4,938
                                      +  Atlantis Plastics, Inc.                                          400              6,720
                                         BNP Residential Properties, Inc.                                 300              3,942
                                      +  BOK Financial Corporation                                      3,001            117,849
                                         BP Prudhoe Bay Royalty Trust                                   2,100             68,397
                                      +  BankUnited Financial Corporation (Class A)                     2,735             70,563
                                         Banner Corporation                                               600             17,436
                                      +  Bay View Capital Corporation                                   4,000              8,240
                                      +  Berkshire Hathaway Inc. (Class A)                                 69          6,137,550
                                      +  Berkshire Hathaway Inc. (Class B)                                 69            203,895
                                         BlackRock, Inc.                                                1,100             70,213
                                      +  Boca Resorts, Inc. (Class A)                                   1,300             25,766
                                         CIT Group Inc.                                                13,260            507,725
                                         CVB Financial Corp.                                            2,350             51,183
                                         Capital Corp of the West                                         300             11,652
                                      +  Capitalsource Inc.                                               300              7,335
                                         Cascade Financial Corporation                                    412              7,107
                                         Cash America International, Inc.                               1,700             39,100
                                         Cathay Bancorp, Inc.                                           1,511            100,784
                                         Cedar Shopping Centers Inc.                                    1,100             12,639
                                         Central Pacific Financial Corp.                                  800             22,000

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Finance (continued)     +  Cenveo Inc.                                                    3,000        $     8,790
                                      +  Ceres Group, Inc.                                              1,700             10,438
                                         Charter Financial Corporation                                    500             17,000
                                         Charter Municipal Mortgage Acceptance Company                  2,700             53,082
                                         Chicago Mercantile Exchange                                    2,260            326,276
                                      +  Citizens, Inc.                                                 1,039              8,520
                                         Coastal Financial Corporation                                    520              7,592
                                      +  Commercial Capital Bancorp, Inc.                               4,322             75,073
                                         Commercial Federal Corporation                                 2,500             67,750
                                      +  CompuCredit Corporation                                        1,900             32,870
                                      +  Corrections Corporation of America                             2,000             78,980
                                         Cotton States Life Insurance Company                           1,600             30,784
                                         Cross Timbers Royalty Trust                                    1,156             31,975
                                      +  Danielson Holding Corporation                                    700              4,837
                                         Dime Community Bancshares                                      3,700             64,676
                                         Downey Financial Corp.                                         1,200             63,900
                                         ESB Financial Corporation                                        629              7,869
                                         Eastern Virginia Bankshares, Inc.                                300              5,880
                                         Eaton Vance Corp.                                              3,900            149,019
                                      +  Encore Capital Group, Inc.                                     1,300             17,173
                                      +  ePlus inc.                                                     2,500             26,625
                                      +  eSPEED, Inc. (Class A)                                         1,900             33,535
                                      +  The FINOVA Group Inc.                                            900                126
                                      +  Falcon Financial Investment Trust                              4,000             31,200
                                         Fidelity Bankshares, Inc                                         900             31,905
                                      +  Financial Federal Corporation                                  1,100             38,786
                                      +  Financial Industries Corporation                                 600              5,568
                                         First Albany Companies Inc.                                    2,400             24,096
                                         First Community Bancorp                                        1,000             38,440
                                         First Defiance Financial Corp.                                   400              8,840
                                         First Financial Corporation                                      800             25,520
                                         First Financial Holdings, Inc.                                 1,400             40,334
                                         First Indiana Corporation                                        500              9,525
                                         First Place Financial Corp.                                      615             11,421
                                         First Sentinel Bancorp Inc.                                    1,480             30,414
                                      +  First Union Real Estate Equity & Mortgage Investments          6,356             20,085
                                      +  FirstFed Financial Corp.                                         800             33,280
                                         Flagstar Bancorp, Inc.                                         3,700             73,556
                                         Flushing Financial Corporation                                   750             13,238
                                         Friedman, Billings, Ramsey Group, Inc. (Class A)               8,110            160,497
                                         Gabelli Asset Management Inc. (Class A)                          400             17,000
                                      +  Giant Industries, Inc.                                         1,555             34,210
                                         Glacier Bancorp, Inc.                                            537             15,127
                                         Greater Delaware Valley Savings Bank                             710             19,702
                                         GreenPoint Financial Corp.                                     7,950            315,615
                                         HMN Financial, Inc.                                              900             22,725
                                         Heritage Financial Corporation                                   400              7,460
                                         Hudson River Bancorp, Inc.                                     1,500             25,605
                                         Hugoton Royalty Trust                                          3,400             77,724

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Finance (continued)        Humphrey Hospitality Trust, Inc.                                 300        $     1,326
                                         IBERIABANK Corporation                                           800             47,344
                                      +  ITLA Capital Corporation                                         200              8,114
                                         Independence Community Bank Corp.                              5,168            188,115
                                      +  Independence Federal Savings Bank                                242              4,888
                                         Independent Bank Corporation (Michigan)                        1,142             29,007
                                         IndyMac Bancorp, Inc.                                          4,000            126,400
                                         Innsuites Hospitality Trust                                      800              1,200
                                      +  Instinet Group Incorporated                                      200              1,056
                                         International Bancshares Corporation                           2,665            108,066
                                      +  Investment Technology Group, Inc.                              3,000             38,370
                                         Investors Financial Services                                   3,800            165,604
                                      +  iPayment Holdings, Inc.                                        1,400             57,400
                                         Jefferies Group, Inc.                                          3,200             98,944
                                      +  KFx Inc.                                                       1,700             12,954
                                         KNBT Bancorp Inc.                                              1,790             29,893
                                      +  Knight Trading Group, Inc.                                     6,900             69,138
                                      +  La Quinta Corporation                                          8,600             72,240
                                      +  LabOne, Inc.                                                   1,000             31,780
                                         LaBranche & Co. Inc.                                           3,300             27,786
                                      +  Ladenburg Thalmann Financial Services Inc.                     1,707              1,519
                                         Legg Mason, Inc.                                               4,075            370,866
                                         Leucadia National Corporation                                  3,893            193,482
                                      +  Liberty Self-Stor, Inc.                                        6,000              3,600
                                         Lincoln Bancorp                                                1,000             18,260
                                      +  Lipid Sciences, Inc.                                           1,000              4,380
                                         MAF Bancorp, Inc.                                              2,527            107,852
                                         MB Financial, Inc.                                             1,450             53,374
                                         MCG Capital Corporation                                        3,895             59,905
                                         Malan Realty Investors, Inc.                                     200                998
                                         Maxus Realty Trust, Inc.                                         300              3,675
                                      +  McGrath Rentcorp                                                 600             22,170
                                         Medallion Financial Corp.                                      4,000             31,800
                                      +  Metris Companies Inc.                                          3,500             30,415
                                      +  MicroFinancial Incorporated                                      500              1,695
                                         Mid Penn Bancorp, Inc.                                           105              2,929
                                         The Midland Company                                              200              5,930
                                         Monmouth Capital Corporation                                     400              2,348
                                         Monmouth Real Estate Investment Corporation (Class A)          2,200             17,138
                                         MutualFirst Financial Inc.                                       300              6,489
                                         NASB Financial Inc.                                              400             16,216
                                      +  Nastech Pharmaceutical Company                                 1,490             15,198
                                         National Financial Partners Corporation                        2,000             70,540
                                         The National Security Group, Inc.                                120              2,832
                                      +  National Western Life Insurance Company (Class A)                200             30,710
                                      +  Nelnet, Inc. (Class A)                                           500              8,875
                                         New Century Financial Corporation                              2,445            114,475
                                         New York Community Bancorp, Inc.                              15,464            303,558
                                      +  North American Scientific, Inc.                                  400              3,360

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Finance (continued)        Northwest Bancorp, Inc.                                        1,800        $    41,220
                                         Nuveen Investments (Class A)                                   5,800            155,440
                                      +  Ocwen Financial Corporation                                    2,400             28,896
                                         One Liberty Properties, Inc.                                     200              3,632
                                         PAB Bankshares, Inc.                                             600              7,284
                                         PMC Commercial Trust                                           2,125             30,600
                                         PVF Capital Corp.                                                266              4,235
                                         Pacific Capital Bancorp                                        2,710             76,232
                                         Partners Trust Financial Group, Inc.                             700             13,720
                                         The Peoples Holding Company                                      450             15,552
                                      +  Piper Jaffray Companies, Inc.                                    645             29,173
                                      +  Portfolio Recovery Associates, Inc.                            1,800             49,626
                                      +  Prime Group Realty Trust                                       1,300              6,864
                                         R & G Financial Corporation (Class B)                          1,800             59,508
                                         Raymond James Financial, Inc.                                  3,400             89,930
                                         Resource America, Inc. (Class A)                               1,000             23,600
                                         Roberts Realty Investors, Inc.                                   300              1,725
                                         SEI Investments Company                                        6,860            199,214
                                         SWS Group, Inc.                                                1,210             18,513
                                         Sanders Morris Harris Group Inc.                                 900             13,275
                                         Santander BanCorp                                              1,730             42,766
                                      +  Saxon Capital, Inc.                                            2,285             52,167
                                         Seacoast Financial Services Corporation                        2,476             85,670
                                         Security Bank Corporation                                        200              6,950
                                      +  Siebert Financial Corp.                                        3,300             12,362
                                         Sound Federal Bancorp, Inc.                                    2,700             36,234
                                         Sovereign Bancorp, Inc.                                          450              9,945
                                      +  Sports Resorts International, Inc.                             3,000             11,400
                                      +  Sterling Financial Corporation                                 2,059             65,620
                                         The Student Loan Corporation                                   1,032            140,868
                                         TF Financial Corporation                                         100              3,000
                                      +  Tarragon Realty Investors Inc.                                   453              6,682
                                      +  Transnational Financial Network                                1,500              1,395
                                         United Community Banks, Inc.                                   1,100             27,698
                                      +  United PanAm Financial Corp.                                   1,000             17,050
                                      +  UnitedGlobalCom Inc. (Class A)                                21,132            153,418
                                         Value Line, Inc.                                                 100              3,551
                                         W Holding Company, Inc.                                        7,420            127,401
                                      +  WFS Financial Inc.                                             2,560            126,746
                                         W.P. Carey & Co. LLC                                           1,400             41,692
                                         WVS Financial Corp.                                              200              3,502
                                         Waddell & Reed Financial, Inc. (Class A)                       3,500             77,385
                                         Washington Federal, Inc.                                       4,692            112,608
                                         Wayne Savings Bancshares, Inc.                                   151              2,378
                                         Waypoint Financial Corp.                                       2,525             69,665
                                         Webster Financial Corporation                                  3,000            141,060
                                      +  Wellsford Real Properties Inc.                                   900             13,995
                                         Wesco Financial Corporation                                      402            145,524
                                         White Mountains Insurance Group Inc.                             511            260,610

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Finance (concluded)     +  Willis Lease Finance Corporation                                 200        $     1,624
                                         Willow Grove Bankcorp, Inc.                                    2,300             36,593
                                      +  World Acceptance Corporation                                   2,300             42,159
                                      +  Wyndham International, Inc.                                      800                800
                                                                                                                     -----------
                                                                                                                      16,877,172

Motor Vehicles - 1.2%                    A.O. Smith Corporation                                         1,800             57,222
                                      +  A.S.V., Inc.                                                     800             25,048
                                      +  Aftermarket Technology Corp.                                     305              5,033
                                         American Axle & Manufacturing Holdings, Inc.                   3,300            119,988
                                         Arctic Cat Inc.                                                1,700             46,801
                                         ArvinMeritor, Inc.                                             3,800             74,366
                                         BorgWarner, Inc.                                               3,000            131,310
                                      +  CSK Auto Corporation                                           1,600             27,424
                                         Coachmen Industries, Inc.                                        700             11,193
                                      +  Collins & Aikman Corporation                                   6,800             38,012
                                         Donaldson Company, Inc.                                        4,900            143,570
                                      +  Dura Automotive Systems, Inc.                                  1,000              9,150
                                      +  Federal-Mogul Corporation                                      3,300                924
                                      +  Fleetwood Enterprises, Inc.                                    2,990             43,504
                                         Gentex Corporation                                             4,945            196,218
                                      +  Group 1 Automotive, Inc.                                       1,000             33,210
                                      +  IMPCO Technologies, Inc.                                       1,300              8,229
                                      +  Keystone Automotive Industries, Inc.                             600             16,734
                                      +  The Lamson & Sessions Co.                                        200              1,608
                                         Lear Corporation                                               3,645            215,019
                                         Lithia Motors, Inc.                                              700             17,346
                                      +  MarineMax, Inc.                                                  800             22,944
                                      +  Midas Group, Inc.                                                900             15,660
                                         Modine Manufacturing Co.                                       1,900             60,515
                                         Monaco Coach Corporation                                       1,700             47,889
                                      +  Monro Muffler Brake, Inc.                                        850             20,621
                                         Myers Industries, Inc.                                         1,837             25,902
                                         Noble International, Ltd.                                      1,100             27,247
                                         Oshkosh Truck Corporation                                      2,100            120,351
                                         Polaris Industries, Inc.                                       2,700            129,600
                                         Sonic Automotive, Inc.                                         1,700             37,655
                                         Spartan Motors, Inc.                                           2,700             33,075
                                         Standard Motor Products, Inc.                                  1,200             17,676
                                      +  Starcraft Corporation                                            945             12,795
                                      +  Stoneridge, Inc.                                                 900             15,300
                                         Superior Industries International, Inc.                        1,510             50,510
                                      +  TRW Automotive Holdings Corp.                                    200              3,770
                                         Thor Industries, Inc.                                          3,685            123,300
                                      +  Titan International, Inc.                                      2,700             27,783
                                      +  Tower Automotive, Inc.                                         7,000             25,480
                                         United Auto Group, Inc.                                        1,900             58,235
                                      +  United Defense Industries, Inc.                                2,840             99,400
                                         Winnebago Industries, Inc.                                     1,800             67,104
                                                                                                                     -----------
                                                                                                                       2,264,721

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Non-Durables - 1.9%                   +  Acclaim Entertainment Inc.                                     8,400        $     2,856
                                         Action Performance Companies, Inc.                             1,100             16,577
                                      +  Activision, Inc.                                               7,725            122,828
                                      +  American Greetings Corporation  (Class A)                      3,800             88,084
                                         Applebee's International, Inc.                                 5,665            130,408
                                      +  Benihana Inc. (Class A)                                          430              6,407
                                         Bob Evans Farms, Inc.                                          1,900             52,022
                                         Bowl America Incorporated (Class A)                              210              2,972
                                      +  The Boyds Collection, Ltd.                                     3,700             12,284
                                      +  Brinker International, Inc.                                    4,900            167,188
                                      +  Buca, Inc.                                                     2,600             13,858
                                         CBRL Group, Inc.                                               2,700             83,295
                                      +  CEC Entertainment Inc.                                         2,250             66,398
                                      +  CKE Restaurants, Inc.                                          2,300             30,659
                                      +  California Pizza Kitchen, Inc.                                 2,400             45,984
                                      +  Centillium Communications, Inc.                                2,400              9,192
                                      +  Championship Auto Racing Teams, Inc.                           1,700                 34
                                      +  Champps Entertainment, Inc.                                    2,800             23,128
                                      +  Checkers Drive-In Restaurants, Inc.                            2,700             31,185
                                      +  The Cheesecake Factory Incorporated                            2,945            117,182
                                      +  Chicago Pizza & Brewery, Inc.                                  1,100             16,731
                                         Churchill Downs Incorporated                                     200              8,140
                                      +  Dave & Buster's, Inc.                                            700             13,153
                                      +  Denny's Corp.                                                  2,700              5,724
                                      +  Department 56, Inc.                                              500              7,700
                                         Dover Motorsports, Inc.                                        7,400             29,600
                                      +  Drew Industries Incorporated                                   1,200             48,840
                                      +  Electronics Boutique Holdings Corp.                            1,600             42,144
                                      +  Equity Marketing, Inc.                                         1,200             14,940
                                         Handleman Company                                              1,500             34,740
                                      +  Hanover Direct, Inc.                                           4,100                574
                                      +  Hibbett Sporting Goods, Inc.                                   1,412             38,618
                                      +  Hollywood Media Corp.                                          4,300             15,695
                                         IHOP Corp.                                                       800             28,608
                                         International Speedway Corp. (Class A)                         3,000            145,920
                                      +  Isle of Capri Casinos, Inc.                                    3,100             54,095
                                      +  JAKKS Pacific, Inc.                                            2,513             52,245
                                      +  Jack in the Box Inc.                                           2,200             65,340
                                      +  Kreisler Manufacturing Corporation                               300              2,049
                                      +  Krispy Kreme Doughnuts, Inc.                                   2,600             49,634
                                         Lancaster Colony Corporation                                   2,000             83,280
                                         Landry's Restaurants, Inc.                                     1,700             50,813
                                      +  Lazare Kaplan International Inc.                                 300              2,535
                                      +  Leapfrog Enterprises, Inc.                                     1,800             35,802
                                      +  LodgeNet Entertainment Corporation                               700             11,550
                                         Lone Star Steakhouse & Saloon, Inc.                            2,200             59,818

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Non-Durables (concluded)              +  Luby's Cafeterias Inc.                                         1,100        $     7,601
                                      +  Marvel Enterprises, Inc.                                       5,700            111,264
                                      +  Midway Games Inc.                                              4,000             46,080
                                      +  Morgan's Foods, Inc.                                           1,600              2,480
                                         Movado Group, Inc.                                             1,400             24,150
                                      +  O'Charley's Inc.                                               2,505             43,061
                                         The Ohio Art Company                                             300              2,703
                                         Outback Steakhouse, Inc.                                       4,300            177,848
                                      +  PECO II, Inc.                                                    900                711
                                      +  P.F. Chang's China Bistro, Inc.                                1,495             61,519
                                      +  Panera Bread Company (Class A)                                 2,300             82,524
                                      +  Papa John's International, Inc.                                1,900             56,126
                                      +  Penn National Gaming, Inc.                                     3,200            106,240
                                      +  RARE Hospitality International, Inc.                           2,900             72,210
                                      +  RC2 Corporation                                                1,670             59,285
                                      +  Radio Unica Communications Corp. (Escrow Shares)                 500                  0
                                      +  Red Robin Gourmet Burgers                                        800             21,896
                                         Regis Corporation                                              2,500            111,475
                                         Riviana Foods Inc.                                               600             15,702
                                         Ruby Tuesday, Inc.                                             3,600             98,820
                                         Russ Berrie and Company, Inc.                                  1,300             25,259
                                      +  Ryan's Restaurant Group Inc.                                   2,600             41,080
                                      +  Samsonite Corporation                                          1,200              1,416
                                      +  Service Corporation International                             18,700            137,819
                                      +  Servotronics, Inc.                                               400              1,700
                                      +  Sonic Corp.                                                    4,625            105,219
                                      +  Sotheby's Holdings, Inc. (Class A)                             2,400             38,304
                                      +  The Steak 'n Shake Company                                       800             14,576
                                      +  Steinway Musical Instruments, Inc.                               510             17,896
                                      +  Stewart Enterprises, Inc. (Class A)                            3,900             31,746
                                      +  TAM Restaurants, Inc.                                          6,800                 27
                                      +  THQ Inc.                                                       2,900             66,410
                                      +  Take-Two Interactive Software, Inc.                            2,700             82,728
                                         The Topps Company, Inc.                                        2,400             23,280
                                      +  Trans World Entertainment Corporation                          2,200             22,044
                                         Triarc Companies, Inc. (Class B)                               3,700             37,629
                                         Tupperware Corporation                                         3,155             61,302
                                         World Wrestling Federation Entertainment, Inc.                   100              1,275
                                      +  Youbet.com, Inc.                                               3,090             12,762
                                                                                                                     -----------
                                                                                                                       3,764,996

Non-Ferrous Metals - 0.3%             +  A.M. Castle & Company                                            800              8,600
                                      +  Brush Engineered Materials Inc.                                  800             15,120
                                      +  Century Aluminum Company                                       1,000             24,790
                                      +  Coeur d'Alene Mines Corporation                               16,300             66,504
                                         Commercial Metals Company                                      1,700             55,165
                                      +  Commonwealth Industries, Inc.                                  2,500             25,850
                                      +  Encore Wire Corporation                                          885             24,399
                                      +  Hecla Mining Company                                          10,500             59,850

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Non-Ferrous Metals (concluded)        +  IMCO Recycling Inc.                                              800        $    10,576
                                      +  Kaiser Aluminum Corporation                                   10,800                432
                                         Minerals Technologies, Inc.                                    1,300             75,400
                                         Mueller Industries, Inc.                                       2,600             93,080
                                      +  RTI International Metals, Inc.                                   900             14,355
                                         Reliance Steel & Aluminum Co.                                  1,300             52,416
                                         Southern Peru Limited                                            900             37,197
                                      +  Stillwater Mining Company                                        784             11,768
                                      +  Titanium Metals Corporation                                      230             21,287
                                         Wolverine Tube, Inc.                                             900              9,810
                                                                                                                     -----------
                                                                                                                         606,599

Optical Photo & Equipment - 0.2%      +  August Technology Corp.                                          700              8,778
                                      +  BMC Industries, Inc.                                           1,100                  4
                                         CPI Corp.                                                      2,100             30,912
                                      +  CyberOptics Corporation                                        1,100             28,578
                                      +  Drexler Technology Corporation                                 2,095             27,926
                                         Imation Corp.                                                  1,900             80,959
                                      +  Ingram Micro Inc. (Class A)                                    9,430            136,452
                                      +  Lexar Media, Inc.                                              4,900             32,732
                                      +  Meade Instruments Corp.                                          200                638
                                      +  Panavision Inc.                                                  300              1,785
                                      +  Photronics, Inc.                                               3,100             58,714
                                      +  StockerYale, Inc.                                                100                205
                                      +  Zomax Incorporated                                             1,600              6,032
                                      +  Zygo Corporation                                                 700              7,833
                                                                                                                     -----------
                                                                                                                         421,548

Paper & Forest Products - 0.6%        +  Badger Paper Mills, Inc.                                         200                968
                                         Bowater Incorporated                                           3,200            133,088
                                      +  Buckeye Technologies Inc.                                        200              2,300
                                         CSS Industries, Inc.                                             700             24,528
                                      +  Caraustar Industries, Inc.                                     1,700             23,987
                                         Chesapeake Corporation                                           600             16,008
                                         Deltic Timber Corporation                                        700             26,880
                                      +  EarthShell Corporation                                           100                203
                                      +  Kadant Inc.                                                      480             11,102
                                         Longview Fibre Company                                         2,800             41,244
                                         P.H. Glatfelter Company                                        2,400             33,792
                                         Packaging Corp. of America                                     5,000            119,500
                                         Pope & Talbot, Inc.                                              900             17,793
                                         Potlatch Corporation                                           2,100             87,444
                                         Rayonier Inc.                                                  2,814            125,082
                                         Rock-Tenn Company (Class A)                                      900             15,255
                                      +  Smurfit-Stone Container Corporation                           15,380            306,831
                                         Universal Forest Products, Inc.                                1,400             45,150
                                         Wausau - Mosinee Paper Corporation                             3,100             53,630
                                                                                                                     -----------
                                                                                                                       1,084,785

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Producer Goods - 3.4%                 +  AGCO Corporation                                               5,023        $   102,319
                                         AMETEK, Inc.                                                   4,500            139,050
                                      +  Aaon, Inc.                                                       500             10,095
                                      +  Actuant Corporation (Class A)                                  1,800             70,182
                                      +  Aeroflex Incorporated                                          4,400             63,052
                                         Albany International Corp. (Class A)                           1,700             57,052
                                      +  Allied Motion Technologies, Inc.                                 115                553
                                         Applied Industrial Technologies, Inc.                          1,200             36,144
                                         AptarGroup, Inc.                                               1,800             78,642
                                      +  Arotech Corporation                                              200                418
                                      +  Astec Industries, Inc.                                         1,100             20,713
                                      +  BE Aerospace, Inc.                                             4,500             34,110
                                         Baldor Electric Company                                        1,300             30,355
                                         Barnes Group Inc.                                              2,100             60,858
                                      +  Blount International, Inc.                                       300              3,819
                                         Blyth, Inc.                                                    2,100             72,429
                                         Briggs & Stratton Corporation                                  1,400            123,690
                                         CIRCOR International, Inc.                                       600             12,234
                                         CLARCOR Inc.                                                   1,500             68,700
                                      +  CUNO Incorporated                                              1,500             80,025
                                      +  CYRO-CELL International, Inc.                                  1,900              3,515
                                      +  Capstone Turbine Corporation                                   4,100              8,923
                                      +  Catalyst Semiconductor, Inc.                                     200              1,360
                                         Chicago Rivet & Machine Co.                                      100              2,754
                                         Cognex Corporation                                             2,585             99,471
                                      +  Columbus McKinnon Corporation                                  3,100             21,917
                                      +  Comfort Systems USA, Inc.                                      1,900             12,141
                                      +  Concord Camera Corp.                                           1,800              5,940
                                      +  Culp, Inc.                                                       600              4,668
                                         Curtiss-Wright Corporation                                     1,000             56,190
                                      +  DiamondCluster International, Inc. (Class A)                   2,100             18,249
                                      +  Distributed Energy Systems Corp.                               7,600             20,672
                                      +  DuraSwitch Industries, Inc.                                      400                908
                                      +  Duratek, Inc.                                                    800             12,088
                                         The Eastern Company                                              200              3,340
                                      +  FMC Corporation                                                1,900             81,909
                                      +  The Fairchild Corporation (Class A)                            1,600              6,848
                                         Fastenal Company                                               4,745            269,658
                                         Fedders Corporation                                            4,220             18,357
                                         Federal Signal Corporation                                     4,000             74,440
                                      +  Fisher Scientific International Inc.                           3,865            223,204
                                      +  Flowserve Corporation                                          2,400             59,856
                                      +  Foster Wheeler Ltd.                                            4,800              6,672
                                         Franklin Electric Co., Inc.                                      600             22,656
                                      +  Gardner Denver Inc.                                            1,100             30,690
                                         The Gorman-Rupp Company                                          100              2,717
                                         Graco Inc.                                                     4,687            145,531
                                      +  GrafTech International Ltd.                                    5,400             56,484
                                         HNI Corporation                                                3,300            139,689

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Producer Goods (continued)               Hardinge, Inc.                                                   200        $     2,404
                                         Harsco Corporation                                             2,300            108,100
                                      +  Hayes Lemmerz International, Inc.                                800             12,080
                                         Helix Technology Corporation                                   2,500             53,325
                                         Herman Miller, Inc.                                            4,690            135,729
                                      +  Hexcel Corporation                                             1,700             19,686
                                      +  Hi-Shear Technology Corporation                                  700              2,303
                                         Hubbell Incorporated (Class B)                                 2,900            135,459
                                         Hughes Supply, Inc.                                            1,900            111,967
                                         IDEX Corporation                                               2,950            101,333
                                      +  Ibis Technology Corporation                                      100                608
                                      +  Ionics, Inc.                                                   1,400             39,550
                                         JLG Industries, Inc.                                           2,600             36,114
                                      +  Jacuzzi Brands, Inc.                                           4,500             36,270
                                      +  Jarden Corp.                                                   1,550             55,785
                                      +  Juno Lighting, Inc.                                              100              3,475
                                         Kaydon Corp.                                                   2,500             77,325
                                         Kennametal Inc.                                                2,000             91,600
                                      +  Kos Pharmaceuticals, Inc.                                      2,190             72,204
                                      +  L.B. Foster Company (Class A)                                    600              4,800
                                      +  Ladish Co., Inc.                                                 700              5,950
                                      +  Lawson Products, Inc.                                            600             22,890
                                         Lennox International Inc.                                      3,200             57,920
                                         Libbey, Inc.                                                     782             21,708
                                         Lincoln Electric Holdings, Inc.                                2,295             78,236
                                         Lindsay Manufacturing Co.                                        700             16,814
                                      +  Lone Star Technology                                           1,700             46,852
                                      +  MSC Industrial Direct Co., Inc. (Class A)                      2,500             82,100
                                      +  Magnetek, Inc.                                                 1,700             14,178
                                         The Manitowoc Co., Inc.                                        1,600             54,160
                                      +  Material Sciences Corporation                                    900              9,585
                                         Matthews International Corporation (Class A)                   1,200             39,528
                                      +  Maverick Tube Corporation                                      2,500             65,650
                                      +  Merix Corporation                                              2,300             26,082
                                      +  Micrel, Inc.                                                   5,060             61,479
                                         The Middleby Corporation                                         900             49,158
                                      +  Milacron Inc.                                                  3,000             12,000
                                         Minuteman International, Inc.                                    200              2,592
                                      +  Modtech Holdings, Inc.                                           900              6,948
                                      +  Moog Inc. (Class A)                                            1,550             57,520
                                         NACCO Industries, Inc. (Class A)                                 300             28,500
                                      +  NATCO Group Inc.                                                 800              6,168
                                         NN, Inc.                                                       1,000             12,710
                                         Nordson Corporation                                            1,900             82,403
                                      +  Oceaneering International, Inc.                                1,400             47,950
                                         Paul Mueller Company                                             100              3,160
                                         Pentair, Inc.                                                  5,850            196,794
                                      +  Plug Power Inc.                                                6,407             47,924
                                      +  Possis Medical, Inc.                                           1,600             54,640

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Producer Goods (concluded)               Precision Castparts Corp.                                      3,525        $   192,782
                                      +  Presstek, Inc.                                                 3,140             33,001
                                      +  Raytech Corporation                                            2,600              4,316
                                         Regal-Beloit Corporation                                       2,505             55,761
                                      +  Research Frontiers Incorporated                                  800              5,712
                                         Robbins & Myers, Inc.                                            900             20,205
                                         Ronson Corporation                                               926              2,130
                                         Roper Industries, Inc.                                         2,200            125,180
                                      +  SI International Inc.                                            470              9,583
                                         SPX Corporation                                                4,348            201,921
                                      +  Safeguard Scientifics, Inc.                                    7,100             16,330
                                         Sauer-Danfoss, Inc.                                            1,400             23,898
                                      +  Schuff Steel Company                                             500              1,225
                                      +  Selas Corporation of America                                     500              1,500
                                      +  Sequa Corporation (Class A)                                      500             29,235
                                      +  The Shaw Group Inc.                                            3,000             30,390
                                      +  Sonic Solutions                                                  900             19,125
                                      +  Spectrum Control, Inc.                                           200              1,594
                                         Standex International Corporation                                700             19,040
                                         Steelcase Inc. (Class A)                                       1,400             19,600
                                         Stewart & Stevenson Services, Inc.                             3,000             53,760
                                         Sun Hydraulics Corporation                                     1,700             29,954
                                      +  SystemOne Technologies Inc.                                      600                102
                                      +  TRM Corporation                                                1,365             19,642
                                         Technology Research Corporation                                1,500             18,510
                                         Tecumseh Products Company (Class A)                            1,600             65,904
                                         Teleflex Incorporated                                          2,200            110,330
                                         Tennant Company                                                  500             20,725
                                      +  Tenneco Automotive Inc.                                        1,900             25,137
                                      +  Terex Corporation                                              2,204             75,223
                                      +  ThermoGenesis Corp.                                            2,500             11,550
                                         The Timken Company                                             5,500            145,695
                                         Trinity Industries, Inc.                                       3,200            101,728
                                      +  Triumph Group, Inc.                                              800             25,544
                                         Twin Disc, Incorporated                                          100              2,440
                                         Valhi, Inc.                                                    7,440             84,593
                                         Valmont Industries, Inc.                                       1,100             25,190
                                         Watsco, Inc.                                                     500             14,035
                                         Watts Industries, Inc. (Class A)                               1,500             40,425
                                      +  Woodhead Industries, Inc.                                        500              7,730
                                         Woodward Governor Company                                        600             43,266
                                         X-Rite, Incorporated                                           1,000             14,540
                                         York International Corporation                                 2,200             90,354
                                                                                                                     -----------
                                                                                                                       6,625,908

Railroads & Shipping - 0.4%              Alexander & Baldwin, Inc.                                      2,700             90,315
                                      +  Diamondhead Casino Corporation                                 4,600              2,990
                                         Florida East Coast Industries, Inc.                            1,800             69,570
                                         GATX Corporation                                               2,700             73,440

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Railroads & Shipping (concluded)      +  General Maritime Corporation                                   1,600        $    43,904
                                      +  Genesee & Wyoming Inc. (Class A)                               2,200             52,140
                                      +  The Greenbrier Companies, Inc.                                   700             13,335
                                      +  International Shipholding Corporation                            300              4,470
                                      +  Kansas City Southern Industries, Inc.                          3,700             57,350
                                      +  Martin Midstream Partners, LP                                  1,100             30,800
                                         OMI Corporation (New Shares)                                   5,300             63,070
                                         Overseas Shipholding Group, Inc.                               2,200             97,086
                                      +  RailAmerica, Inc.                                              1,300             18,980
                                      +  SCS Transportation, Inc.                                       1,800             47,502
                                      +  Seabulk International, Inc.                                      100                825
                                         Wabtec Corporation                                             2,100             37,884
                                                                                                                     -----------
                                                                                                                         703,661

Real Property - 6.3%                     AMB Property Corporation                                       4,700            162,761
                                         Acadia Realty Trust                                            3,500             48,090
                                         Affordable Residential Communities                             1,000             16,600
                                      +  Alexander's, Inc.                                                200             33,548
                                         Alexandria Real Estate Equities, Inc.                          1,100             62,458
                                         American Land Lease, Inc.                                        400              7,544
                                      +  American Real Estate Partners, LP                              1,800             38,664
                                      +  American Realty Investors, Inc.                                  500              4,515
                                         Amli Residential Properties Trust                              1,250             36,675
                                      +  Annaly Mortgage Management Inc.                                7,300            123,808
                                         Anthracite Capital, Inc.                                       2,300             27,554
                                         Anworth Mortgage Asset Corporation                             2,500             29,700
                                         Archstone-Smith Trust                                         11,925            349,760
                                         Arden Realty, Inc.                                             4,050            119,111
                                         Associated Estates Realty Corporation                          4,400             35,420
                                         Avalonbay Communities, Inc.                                    4,445            251,231
                                      +  Avatar Holdings Inc.                                             600             24,960
                                         BRE Properties, Inc.                                           3,135            108,941
                                         BRT Realty Trust                                                 300              5,850
                                         Bedford Property Investors, Inc.                               1,000             29,240
                                      +  Big 5 Sporting Goods Corporation                                 400             10,476
                                         Boston Properties, Inc.                                        6,520            326,522
                                         Boykin Lodging Company                                         4,500             34,425
                                         Brandywine Realty Trust                                        2,720             73,957
                                         CBL & Associates Properties, Inc.                              2,200            121,000
                                      +  California Coastal Communities, Inc.                             400              7,995
                                         Camden Property Trust                                          3,000            137,400
                                         Capital Automotive                                             2,900             85,057
                                         Capital Title Group, Inc.                                      5,800             24,940
                                         Capstead Mortgage Corporation                                  2,500             33,625
                                         CarrAmerica Realty Corporation                                 3,100             93,713
                                         Catellus Development Corporation                               6,378            157,218
                                         CenterPoint Properties Corporation                             1,400            107,450
                                         Chelsea Property Group, Inc.                                   2,700            176,094
                                         Colonial Properties Trust                                      1,400             53,942

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Real Property (continued)                Commercial Net Lease Realty                                    2,191        $    37,685
                                         Cornerstone Realty Income Trust, Inc.                          6,200             54,374
                                         Corporate Office Properties Trust                                700             17,395
                                         Correctional Properties Trust                                    700             20,475
                                         Cousins Properties, Inc.                                       2,300             75,785
                                         Crescent Real Estate Equities Company                          7,600            122,512
                                         Developers Diversified Realty Corporation                      6,283            222,230
                                         Duke Realty Corporation                                        8,675            275,952
                                         EastGroup Properties, Inc.                                     1,200             40,404
                                         Entertainment Properties Trust                                 1,800             64,332
                                         Equity Inns Inc.                                               5,300             49,237
                                         Equity One, Inc.                                               2,855             51,618
                                         Essex Property Trust, Inc.                                     1,400             95,690
                                         Federal Realty Investment Trust                                3,040            126,434
                                      +  FelCor Lodging Trust Inc.                                      3,500             42,350
                                      +  First Acceptance Corporation                                   1,127              7,889
                                         First Industrial Realty Trust, Inc.                            3,000            110,640
                                         Forest City Enterprises, Inc. (Class A)                        2,600            137,800
                                      +  Gables Residential Trust                                       1,685             57,256
                                         General Growth Properties, Inc.                               13,300            393,281
                                         Getty Realty Corporation                                         900             22,644
                                         Glenborough Realty Trust Incorporated                          1,100             20,185
                                         Glimcher Realty Trust                                          2,700             59,724
                                         Government Properties Trust, Inc.                              3,600             37,620
                                      +  Grubb & Ellis Company                                            322                628
                                         HRPT Properties Trust                                         10,700            107,107
                                         Health Care Property Investors, Inc.                           8,100            194,724
                                         Health Care REIT, Inc.                                         3,400            110,500
                                         Healthcare Realty Trust, Inc.                                  2,600             97,448
                                         Heartland Partners LP (Class A)                                  100                655
                                         Heritage Property Investment Trust                             1,900             51,414
                                         Highland Hospitality Corporation                               2,100             21,105
                                         Highwoods Properties, Inc.                                     3,950             92,825
                                         Home Properties of New York, Inc.                              1,900             74,062
                                      +  HomeStore.com, Inc.                                            5,500             21,945
                                         Hospitality Properties Trust                                   3,805            160,952
                                      +  Host Marriott Corporation                                     18,100            223,716
                                         Impac Mortgage Holdings, Inc.                                  3,700             83,324
                                         Innkeepers USA Trust                                           4,700             48,457
                                         Investors Real Estate Trust                                    2,400             24,912
                                         iStar Financial Inc.                                           6,700            268,000
                                      +  Jones Lang Lasalle Inc.                                        1,900             51,490
                                         Keystone Property Trust                                        2,800             67,284
                                         Kilroy Realty Corporation                                      1,400             47,740
                                         Kimco Realty Corporation                                       6,950            316,225
                                      +  Koger Equity, Inc.                                             1,600             36,992
                                         Kramont Realty Trust                                           1,400             22,400
                                         LNR Property Corp.                                             1,345             72,966
                                         LTC Properties                                                   900             14,940

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Real Property (continued)                LaSalle Hotel Properties                                       1,000        $    24,400
                                         Lexington Corporate Properties Trust                           1,600             31,856
                                         Liberty Property Trust                                         4,760            191,400
                                         Luminent Mortgage Capital, Inc.                                  570              6,840
                                         MFA Mortgage Investments, Inc.                                 3,800             33,820
                                         Macerich Company                                               3,100            148,397
                                         Mack-Cali Realty Corporation                                   3,400            140,692
                                         Maguire Properties, Inc.                                       1,600             39,632
                                         Manufactured Home Communities, Inc.                            1,600             53,104
                                      +  MeriStar Hospitality Corporation                               2,100             14,364
                                         Mid-America Apartment Communities, Inc.                        1,200             45,468
                                         Mills Corp.                                                    3,100            144,770
                                      +  National Health Investors, Inc.                                1,600             43,504
                                         National Health Realty, Inc.                                     600             10,152
                                         Nationwide Health Properties, Inc.                             3,900             73,710
                                         New Plan Excel Realty Trust                                    5,600            130,816
                                         Newcastle Investment Corporation                               2,605             78,020
                                         Novastar Financial, Inc.                                       2,000             75,920
                                         OMEGA Healthcare Investors, Inc.                                 100              1,004
                                         PS Business Parks, Inc.                                          700             28,168
                                         Pan Pacific Retail Properties, Inc.                            2,809            141,911
                                         Parkway Properties, Inc.                                       1,200             53,340
                                         Pennsylvania Real Estate Investment Trust                      2,299             78,741
                                         Post Properties, Inc.                                          2,400             69,960
                                         Prentiss Properties Trust                                      2,600             87,152
                                         Price Legacy Corporation                                         425              7,845
                                         Public Storage, Inc.                                           7,905            363,709
                                         RAIT Investment Trust                                          1,400             34,510
                                         Ramco-Gershenson Properties Trust                                200              4,846
                                      +  Reading International, Inc. (Class A)                          1,000              8,700
                                         Realty Income Corporation                                      1,800             75,114
                                         Reckson Associates Realty Corporation                          4,970            136,476
                                         Redwood Trust, Inc.                                            1,500             83,520
                                         Regency Centers Corporation                                    3,700            158,730
                                         The Rouse Company                                              6,400            304,000
                                         SL Green Realty Corp.                                          2,400            112,320
                                      +  Santa Fe Financial Corporation                                   200              2,200
                                         Saul Centers, Inc.                                               400             12,844
                                         Senior Housing Properties Trust                                3,200             53,728
                                         Shurgard Storage Centers, Inc. (Class A)                       2,800            104,720
                                         Sizeler Property Investors, Inc.                                 800              7,368
                                         Sovran Self Storage, Inc.                                        700             26,726
                                         The St. Joe Company                                            4,700            186,590
                                      +  Stratus Properties Inc.                                          200              2,590
                                         Summit Properties Inc.                                         1,500             38,460
                                         Sun Communities, Inc.                                          1,000             37,650
                                      +  Sunset Financial Resources, Inc.                               1,795             18,363
                                         Tanger Factory Outlet Centers, Inc.                            1,400             54,740
                                         Taubman Centers, Inc.                                          3,000             68,670

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Real Property (concluded)                Thornburg Mortgage, Inc.                                       4,855        $   130,842
                                         Town & Country Trust                                           1,000             25,240
                                      +  Trammell Crow Company                                          1,000             14,100
                                      +  Transcontinental Realty Investors, Inc.                          100              1,351
                                         Trizec Properties, Inc.                                        7,900            128,454
                                         U.S. Restaurant Properties, Inc.                               2,900             44,051
                                         United Dominion Realty Trust, Inc.                             7,365            145,680
                                         Universal Health Realty Income Trust                             500             14,350
                                         Urstadt Biddle Properties                                      1,300             18,317
                                         Ventas, Inc.                                                   5,100            119,085
                                         Vornado Realty Trust                                           7,205            411,478
                                         Washington Real Estate Investment Trust                        1,800             52,884
                                         Weingarten Realty Investors, Inc.                              5,275            165,002
                                         Winston Hotels, Inc.                                           1,300             13,455
                                                                                                                     -----------
                                                                                                                      12,251,416

Retail - 4.5%                         +  99 Cents Only Stores                                           2,666             40,656
                                      +  1-800-FLOWERS.COM, Inc.                                        1,770             14,408
                                      +  A.C. Moore Arts & Crafts, Inc.                                 1,100             30,261
                                         Aaron Rents, Inc.                                              1,450             48,053
                                         Abercrombie & Fitch Co. (Class A)                              5,500            213,125
                                      +  Able Energy, Inc.                                                600              1,476
                                      +  Advance Auto Parts, Inc.                                       4,000            176,720
                                      +  Alloy, Inc.                                                    2,500             15,375
                                      +  Amazon.com, Inc.                                              24,640          1,340,416
                                      +  American Eagle Outfitters, Inc.                                4,105            118,676
                                      +  AnnTaylor Stores Corporation                                   3,875            112,298
                                         Arden Group, Inc. (Class A)                                      200             17,924
                                      +  Asbury Automotive Group, Inc.                                    400              6,000
                                      +  BJ's Wholesale Club, Inc.                                      4,800            120,000
                                      +  Barnes & Noble, Inc.                                           3,500            118,930
                                      +  The Bombay Company, Inc.                                       2,100             12,873
                                         The Bon-Ton Stores, Inc.                                       2,000             29,320
                                         Borders Group, Inc.                                            4,500            105,480
                                      +  Brightpoint, Inc.                                              1,999             27,486
                                      +  Brookstone, Inc.                                               1,375             27,569
                                         Burlington Coat Factory Warehouse Corporation                  2,400             46,320
                                      +  CarMax, Inc.                                                   5,900            129,033
                                         Casey's General Stores, Inc.                                   3,000             54,900
                                      +  Casual Male Retail Group, Inc.                                 3,900             28,470
                                         The Cato Corporation (Class A)                                 1,300             29,185
                                      +  Central Garden & Pet Company                                   1,800             64,386
                                      +  Charlotte Russe Holding Inc.                                   1,600             34,208
                                      +  Charming Shoppes, Inc.                                         6,855             61,215
                                      +  Chico's FAS, Inc.                                              4,450            200,962
                                      +  The Children's Place Retail Stores, Inc.                       1,605             37,750
                                         Christopher & Banks Corporation                                2,238             39,635
                                         Claire's Stores, Inc.                                          4,800            104,160
                                      +  Coldwater Creek Inc.                                             925             24,485

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Retail (continued)                    +  Cole National Corporation (Class A)                            1,000        $    23,350
                                      +  Cost Plus, Inc.                                                1,900             61,655
                                         Deb Shops, Inc.                                                  100              2,406
                                      +  Dollar Tree Stores, Inc.                                       6,605            181,175
                                      +  The Dress Barn, Inc.                                           1,853             31,723
                                      +  Drugstore.com, Inc.                                            3,400             11,866
                                      +  Duane Read Inc.                                                1,200             19,596
                                      +  EZCORP Inc. (Class A)                                          2,100             20,832
                                      +  The Finish Line, Inc.                                          1,200             36,204
                                      +  Finlay Enterprises, Inc.                                         600             11,292
                                         Flanigan's Enterprises, Inc.                                     200              1,318
                                         Foot Locker, Inc.                                              8,900            216,626
                                         Fred's, Inc.                                                   2,350             51,912
                                         Friedman's Inc. (Class A)                                      1,400              4,438
                                      +  Gadzooks, Inc.                                                   100                258
                                      +  Galyan's Trading Company                                       1,100             18,348
                                      +  GameStop Corporation                                           1,300             19,786
                                      +  Gander Mountain Company                                        1,400             32,130
                                      +  Genesco Inc.                                                   1,300             30,719
                                         Goody's Family Clothing, Inc.                                  2,000             20,740
                                      +  The Great Atlantic & Pacific Tea Company, Inc.                 2,400             18,384
                                      +  Greg Manning Auctions, Inc.                                    2,500             38,250
                                      +  Guitar Center, Inc.                                            1,400             62,258
                                      +  The Gymboree Corporation                                       2,900             44,544
                                         Hancock Fabrics, Inc.                                          2,700             34,425
                                      +  Hot Topic, Inc.                                                2,850             58,396
                                      +  Insight Enterprises, Inc.                                      3,800             67,488
                                      +  Jo-Ann Stores, Inc.                                            1,265             37,191
                                      +  Kirkland's, Inc.                                                 900             10,737
                                      +  Kmart Holding Corporation                                      5,580            400,644
                                      +  Linens 'n Things, Inc.                                         2,700             79,137
                                         Longs Drug Stores Corporation                                  2,200             52,514
                                      +  The Men's Wearhouse, Inc.                                      2,200             58,058
                                         Michael's Stores, Inc.                                         3,800            209,000
                                         Movie Gallery, Inc.                                            3,195             62,462
                                      +  Navarre Corporation                                            2,500             35,975
                                         The Neiman Marcus Group, Inc. (Class A)                        2,400            133,560
                                      +  O'Reilly Automotive, Inc.                                      3,155            142,606
                                      +  Overstock.com, Inc.                                              800             31,264
                                      +  PC Connection, Inc.                                            1,000              6,580
                                      +  PETCO Animal Supplies, Inc.                                    1,700             54,757
                                         PETsMART, Inc.                                                 8,900            288,805
                                      +  Pacific Sunwear of California, Inc.                            4,425             86,597
                                      +  Party City Corporation                                           900             11,241
                                      +  Pathmark Stores, Inc.                                          4,800             36,576
                                      +  Payless ShoeSource, Inc.                                       3,700             55,167
                                         The Pep Boys-Manny, Moe & Jack                                 3,400             86,190
                                         Pier 1 Imports, Inc.                                           5,100             90,219
                                      +  PriceSmart, Inc.                                                 300              1,875

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Retail (concluded)                    +  Provide Commerce                                                 700        $    13,797
                                      +  REX Stores Corporation                                           700              8,575
                                      +  Rent-A-Center Inc.                                             4,800            143,664
                                      +  Retail Ventures, Inc.                                          2,100             16,254
                                      +  Rite Aid Corporation                                          27,400            143,028
                                         Ross Stores, Inc.                                              8,600            230,136
                                         Ruddick Corporation                                            2,600             58,370
                                         Saks Incorporated                                              7,800            117,000
                                      +  School Specialty, Inc.                                         1,500             54,465
                                      +  Sharper Image Corporation                                      1,600             50,224
                                      +  Shoe Carnival, Inc.                                              700             10,507
                                      +  ShopKo Stores, Inc.                                            1,700             24,038
                                      +  The Sportsmans's Guide, Inc.                                   1,300             30,419
                                      +  Stamps.com Inc.                                                1,450             14,776
                                      +  Stein Mart, Inc.                                               1,700             27,642
                                      +  Systemax Inc.                                                    700              4,690
                                         The Talbots, Inc.                                              3,500            137,025
                                      +  Too Inc.                                                       2,000             33,400
                                      +  Tractor Supply Company                                         2,800            117,096
                                      +  Tuesday Morning Corporation                                    2,500             72,500
                                      +  Ultimate Electronics, Inc.                                     2,000              9,880
                                         UniFirst Corporation                                             400             11,636
                                      +  United Stationers, Inc.                                        2,000             79,440
                                      +  Urban Outfitters, Inc.                                         2,500            152,275
                                      +  VSI Holdings, Inc.                                               500                  0
                                         Weis Markets, Inc.                                             1,700             59,585
                                      +  West Marine, Inc.                                              1,200             32,220
                                      +  The Wet Seal, Inc. (Class A)                                   4,575             23,927
                                      +  Whitehall Jewelers, Inc.                                         900              6,732
                                         Whole Foods Market, Inc.                                       3,445            328,825
                                      +  Williams-Sonoma, Inc.                                          6,700            220,832
                                      +  Zale Corporation                                               4,000            109,040
                                                                                                                     -----------
                                                                                                                       8,865,027

Soaps & Cosmetics - 0.4%              +  Chattem, Inc.                                                  1,900             54,853
                                         Church & Dwight Co., Inc.                                      2,300            105,294
                                      +  Del Laboratories, Inc.                                           349             10,826
                                      +  Elizabeth Arden, Inc.                                          2,700             56,808
                                         The Estee Lauder Companies Inc. (Class A)                      7,580            369,752
                                         Inter Parfums, Inc.                                            1,200             25,020
                                         Nu Skin Enterprises, Inc. (Class A)                            4,200            106,344
                                      +  Playtex Products, Inc.                                         5,100             39,882
                                      +  Revlon, Inc. (Class A)                                         1,987              5,862
                                                                                                                     -----------
                                                                                                                         774,641

Steel - 0.3%                          +  AK Steel Holding Corporation                                   6,500             34,255
                                         Ampco-Pittsburgh Corporation                                     200              2,572
                                         Carpenter Technology Corporation                               1,200             40,860
                                      +  Cleveland-Cliffs Inc.                                            900             50,751

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Steel (concluded)                     +  Cold Metal Products, Inc.                                      1,400        $        --
                                         Friedman Industries, Incorporated                                600              2,760
                                         Gibraltar Steel Corporation                                    1,200             39,384
                                         Intermet Corporation                                           6,400             27,520
                                      +  International Steel Group, Inc.                                1,000             29,750
                                      +  Keystone Consolidated Industries, Inc.                           700                 70
                                      +  NS Group, Inc.                                                   200              3,288
                                      +  National Steel Corp.                                          11,100                 22
                                      +  Northwest Pipe Company                                           300              5,295
                                      +  Northwestern Steel and Wire Company                            9,000                  9
                                      +  Olympic Steel, Inc.                                            1,405             28,690
                                      +  Oregon Steel Mills, Inc.                                       2,500             36,850
                                         Quanex Corporation                                             1,000             48,700
                                         Roanoke Electric Steel Corporation                               700              9,520
                                         Ryerson Tull, Inc.                                             1,000             15,880
                                         Schnitzer Steel Industries, Inc. (Class A)                     1,950             66,222
                                      +  Shiloh Industries, Inc.                                          400              5,864
                                      +  Steel Dynamics, Inc.                                           3,800            108,794
                                         Steel Technologies Inc.                                          700             15,456
                                      +  Weirton Steel Corporation                                        300                  0
                                                                                                                     -----------
                                                                                                                         572,512

Technology - 0.1%                     +  AT&T Latin America Corp. (Class A)                             7,300                 51
                                      +  Airgate PCS, Inc.                                                400              7,320
                                      +  Calico Commerce, Inc.                                            200                  0
                                      +  GoRemote Internet Communications, Inc.                         3,600              6,624
                                      +  International FiberCom, Inc.                                     200                  0
                                      +  Internet Capital Group, Inc.                                   4,175             31,897
                                      +  InterWorld Corporation                                           110                  8
                                      +  Komag, Incorporated                                            2,700             37,719
                                         Lawson Software, Inc.                                          3,100             21,948
                                      +  MAPICS, Inc.                                                   1,300             13,728
                                      +  Mobius Management Systems, Inc.                                1,100              6,743
                                      +  NetObjects Inc.                                                  200                  1
                                      +  Redback Networks Inc.                                          2,800             17,948
                                      +  Tyler Technologies, Inc.                                       2,100             19,866
                                      +  WilTel Communications Group, Inc.                              1,400                  0
                                                                                                                     -----------
                                                                                                                         163,853

Telephone - 2.3%                         Adtran, Inc.                                                   4,480            149,498
                                         Advanced Switching                                               100                  0
                                      +  Alamosa Holdings, Inc.                                         4,060             29,841
                                      +  Alaska Communications Systems Holdings, Inc.                   1,800             10,980
                                      +  American Tower Corporation (Class A)                          13,700            208,240
                                      +  Applied Digital Solutions, Inc.                                7,105             17,407
                                      +  Applied Innovation Inc.                                          600              2,406
                                         Applied Signal Technology, Inc.                                1,300             45,565
                                         Atlantic Tele-Network, Inc.                                      200              6,420
                                      +  autobytel.com inc.                                             2,200             19,976

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Telephone (continued)                 +  Boston Communications Group, Inc.                              2,900        $    29,725
                                         CT Communications, Inc.                                          800             12,040
                                      +  Carrier Access Corporation                                     2,000             23,840
                                      +  CellStar Corporation                                           3,155             23,221
                                      +  Centennial Communications Corp.                                3,800             27,170
                                      +  Choice One Communications Inc.                                 6,900              1,449
                                      +  Cincinnati Bell Inc.                                           9,600             42,624
                                      +  Commonwealth Telephone Enterprises, Inc.                       2,000             89,540
                                      +  Copper Mountain Networks, Inc.                                   230              2,792
                                      +  Covad Communications Group, Inc.                              11,600             27,724
                                      +  Covista Communications, Inc.                                     300                780
                                      +  Crown Castle International Corp.                              12,340            182,015
                                         D&E Communications, Inc.                                         699              9,381
                                      +  Davel Communications, Inc.                                     6,900                 55
                                      +  Ditech Communications Corporation                              1,600             37,344
                                      +  Dobson Communications Corporation (Class A)                    3,900             12,519
                                      +  Equinix, Inc.                                                    515             17,479
                                      +  Extreme Networks, Inc.                                         7,100             39,192
                                      +  FiberNet Telecom Group, Inc.                                      10                 10
                                      +  Finisar Corporation                                            9,300             18,414
                                      +  Focal Communications Corporation                                  64                  0
                                      +  General Communication, Inc. (Class A)                          3,400             26,996
                                      +  Global Crossing Ltd.                                           2,195             34,264
                                      +  GoAmerica, Inc.                                                   50                 42
                                      +  Hector Communications Corporation                                100              2,070
                                         Hickory Tech Corporation                                         800              8,088
                                      +  High Speed Access Corp. (Liquidating Shares)                     600                  0
                                      +  I.D. Systems, Inc.                                             1,500             22,605
                                      +  Inet Technologies, Inc.                                        2,300             28,681
                                      +  Integrated Telecom                                               300                  0
                                      +  InteliData Technologies Corporation                            3,200              2,112
                                      +  InterDigital Communications Corporation                        2,800             52,668
                                         Inter-Tel Inc.                                                 2,300             57,431
                                      +  j2 Global Communications, Inc.                                 1,400             38,920
                                      +  Leap Wireless International, Inc.                              1,500                 26
                                      +  Level 3 Communications, Inc.                                  42,080            149,384
                                      +  Liberty Media Corporation (Class A)                          168,745          1,517,018
                                      +  McLeod USA Incorporated (Class A)                             11,038              5,298
                                      +  McLeod USA Incorporated (Litigation Trust Certificates)       16,016                  0
                                      +  MPower Holding Corporation                                       107                126
                                      +  NTL Incorporated                                               5,722            329,702
                                      +  Net2000 Communications, Inc.                                     300                  0
                                      +  Net2Phone, Inc.                                                5,800             26,274
                                      +  Nextel Partners, Inc. (Class A)                               11,365            180,931
                                         North Pittsburgh Systems, Inc.                                   600             12,030
                                      +  Novatel Wireless, Inc.                                         2,286             60,579
                                      +  Optical Cable Corporation                                        247              1,309
                                      +  Paradyne Networks, Inc.                                        2,200             12,100
                                      +  Pegasus Communications Corporation                               340              8,316
                                      +  Price Communications Corporation                               3,420             50,479

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Telephone (concluded)                 +  Primus Telecommunications Group, Incorporated                  7,800        $    39,624
                                      +  RCN Corporation                                                6,800                884
                                      +  Sonus Networks, Inc.                                          14,600             69,788
                                      +  SpectraSite, Inc.                                              2,340            101,135
                                      +  Stratos Lightwave, Inc.                                          390              2,133
                                         Sunrise Telecom Incorporated                                   4,800             12,480
                                         SureWest Communications                                          700             22,120
                                      +  TALK America Holdings, Inc.                                    3,733             28,632
                                         Telephone and Data Systems, Inc.                               3,400            242,080
                                      +  Tellular Corporation                                             200              1,438
                                      +  Terremark Worldwide, Inc.                                      8,000              6,800
                                      +  Time Warner Telecom, Inc. (Class A)                            3,600             15,084
                                      +  Triton PCS Holdings, Inc. (Class A)                            2,300             10,028
                                      +  Tut Systems, Inc.                                                100                315
                                      +  US LEC Corp. (Class A)                                           500              2,030
                                      +  US Unwired Inc. (Class A)                                      3,700             10,915
                                      +  UbiquiTel Inc.                                                 4,100             17,302
                                      +  Ulticom, Inc.                                                  1,700             19,890
                                      +  United States Cellular Corporation                             5,200            200,460
                                         Warwick Valley Telephone Company                                 400              8,500
                                      +  Z-Tel Technologies, Inc.                                         200                268
                                                                                                                     -----------
                                                                                                                       4,527,002

Tire & Rubber Goods - 0.1%               American Biltrite Inc.                                           200              1,820
                                         Bandag, Incorporated                                           1,000             44,530
                                         Carlisle Companies Incorporated                                2,200            136,950
                                      +  SRI/Surgical Express, Inc.                                     1,000              6,500
                                      +  TBC Corporation                                                1,300             30,940
                                                                                                                     -----------
                                                                                                                         220,740

Tobacco - 0.1%                           DIMON Incorporated                                             2,700             15,444
                                         Schweitzer-Manduit International, Inc.                           900             27,567
                                         Universal Corporation                                          1,845             93,984
                                         Vector Group Ltd.                                              3,869             60,937
                                                                                                                     -----------
                                                                                                                         197,932

Transportation - 0.0%                 +  Celadon Group, Inc.                                            1,700             29,920
                                         Maritrans Inc.                                                   500              7,525
                                         Overnite Corporation                                             800             23,520
                                                                                                                     -----------
                                                                                                                          60,965

Travel & Recreation - 1.7%            +  All-American SportPark, Inc.                                   4,038                242
                                      +  Alliance Gaming Corporation                                    4,200             72,072
                                      +  Amerco                                                         1,300             30,875
                                      +  American Classic Voyages Co.                                     100                  0
                                         Ameristar Casinos, Inc.                                        1,600             53,728
                                      +  Argosy Gaming Company                                          1,800             67,680
                                      +  Aztar Corporation                                              2,200             61,600
                                      +  Bally Total Fitness Holding Corporation                        4,800             24,000

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Travel & Recreation (continued)       +  Bluegreen Corporation                                            300        $     4,140
                                         Boyd Gaming Corporation                                        3,600             95,652
                                      +  Buckhead America Corporation                                     600                 48
                                      +  Caesars Entertainment, Inc                                    17,035            255,525
                                         Callaway Golf Company                                          4,100             46,494
                                         Carmike Cinemas, Inc..                                         1,400             55,230
                                         Cedar Fair, LP                                                 2,400             75,720
                                         Central Parking Corporation                                    2,000             37,380
                                         Choice Hotels International, Inc.                              2,100            105,336
                                      +  Dick's Sporting Goods, Inc.                                    2,400             80,040
                                      +  Dollar Thrifty Automotive Group, Inc.                          1,500             41,160
                                         Dover Downs Gaming & Entertainment, Inc.                         610              6,862
                                      +  Empire Resorts, Inc.                                             400              5,592
                                      +  Full House Resorts, Inc.                                       1,000                770
                                      +  Glassmaster Company                                            1,200                360
                                      +  Hudson Hotels Corporation                                        800                  0
                                      +  Huffy Corporation                                                100                115
                                      +  International Leisure Hosts, Ltd.                                400              2,000
                                         Jameson Inns, Inc.                                               400                864
                                      +  Johnson Outdoors Inc. (Class A)                                1,700             33,065
                                      +  K2 Inc.                                                        1,392             21,854
                                      +  Lakes Gaming Inc.                                              2,600             30,134
                                      +  MGM Mirage Inc.                                                8,300            389,602
                                      +  MTR Gaming Group, Inc.                                         3,400             37,230
                                         Mandalay Resort Group                                          3,500            240,240
                                         Marcus Corporation                                               900             15,525
                                         Marine Products Corp.                                            400              7,420
                                      +  Mikohn Gaming Corporation                                      4,900             23,667
                                      +  Monarch Casino & Resort, Inc.                                  2,300             32,430
                                      +  Multimedia Games, Inc.                                         2,300             61,686
                                      +  Navigant International, Inc.                                     900             16,011
                                      +  Orbitz, Inc. (Class A)                                         1,500             32,430
                                      +  Pinnacle Entertainment, Inc.                                   3,500             44,135
                                      +  President Casinos, Inc.                                        2,300                230
                                      +  Prime Hospitality Corp.                                        2,700             28,674
                                      +  Renaissance Entertainment Corporation                          4,700                470
                                      +  Rent-Way, Inc.                                                 1,200             10,800
                                         Royal Caribbean Cruises Ltd.                                  11,935            518,098
                                         SCP Pool Corporation                                           2,100             94,500
                                      +  Scientific Games Corporation                                   3,700             70,818
                                      +  ShoLodge, Inc.                                                   300              1,650
                                      +  Shuffle Master, Inc.                                           2,062             74,871
                                      +  Six Flags, Inc.                                                4,100             29,766
                                      +  Sonesta International Hotels Corporation (Class A)               200              1,190
                                         Speedway Motorsports, Inc.                                     2,000             66,880
                                      +  The Sports Authority, Inc.                                     1,692             60,743
                                      +  Sports Entertainment Enterprises, Inc.                         7,300                876
                                         Station Casinos, Inc.                                          3,400            164,560
                                      +  Stellent, Inc.                                                 1,100              9,394

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Common Stocks                                                   Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Travel & Recreation (concluded)       +  Travis Boats & Motors, Inc.                                      500       $        350
                                         Vail Resorts, Inc.                                             1,700             32,572
                                      +  WMS Industries Inc.                                            1,800             53,640
                                      +  WestCoast Hospitality Corporation                                300              1,605
                                                                                                                    ------------
                                                                                                                       3,330,601

Trucking & Freight - 0.9%                Arkansas Best Corporation                                      1,500             49,380
                                         BancTrust Financial Group, Inc.                                  300              5,241
                                         C.H. Robinson Worldwide, Inc.                                  4,800            220,032
                                         CNF Transportation Inc.                                        2,600            108,056
                                      +  Central Freight Lines, Inc.                                      500              4,000
                                      +  Covenant Transport, Inc. (Class A)                               700             11,963
                                         Expeditors International of Washington, Inc.                   6,105            301,648
                                      +  Forward Air Corporation                                        1,800             67,320
                                      +  Frozen Food Express Industries, Inc.                             800              5,488
                                         Heartland Express, Inc.                                        3,054             83,557
                                         J.B. Hunt Transport Services, Inc.                             4,600            177,468
                                      +  Knight Transportation, Inc.                                    2,000             57,460
                                      +  Laidlaw International, Inc.                                    4,310             55,858
                                      +  Landstar System, Inc.                                          2,300            121,601
                                      +  Marten Transport, Ltd.                                           825             15,386
                                      +  Old Dominion Freight Line, Inc.                                1,375             40,535
                                      +  P.A.M. Transportation Services, Inc.                             400              7,640
                                         Pacer International, Inc.                                      3,600             66,600
                                      +  Sirva Inc.                                                       300              6,900
                                      +  Swift Transportation Co., Inc.                                 4,670             83,827
                                      +  U.S. Xpress Enterprises, Inc. (Class A)                          700             11,011
                                         USF Corporation                                                1,600             56,208
                                      +  United Road Services, Inc.                                       500                 50
                                      +  Wabash National Corporation                                    1,600             44,080
                                         Werner Enterprises, Inc.                                       4,400             92,840
                                      +  Yellow Roadway Corporation                                     3,593            143,217
                                                                                                                    ------------
                                                                                                                       1,837,366

--------------------------------------------------------------------------------------------------------------------------------
                                         Total Investments in Common Stocks
                                         (Cost - $150,944,714) - 93.9%                                               183,366,370
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                         Rights
--------------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine - 0.0%               +  Psychiatric Solutions, Inc. (d)                                  800                  0
                                                                                                                    ------------

--------------------------------------------------------------------------------------------------------------------------------
                                         Total Investments in Rights (Cost - $0) - 0.0%                                        0
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                         Warrants ( c )
--------------------------------------------------------------------------------------------------------------------------------
Business Services - 0.0%                 Magellan Health Services                                         104              1,222

Electronics - 0.0%                       APW Ltd.                                                           1                  0

Master Extended Market Index Series                                June 30, 2004

                                                                                                       Shares
Industry++                               Warrants (concluded) ( c )                                      Held              Value
--------------------------------------------------------------------------------------------------------------------------------
Material & Services - 0.0%               Polymer Group Inc. (Class A)                                     103       $          1
                                         Polymer Group Inc. (Class B)                                     103                  0
                                                                                                                    ------------
                                                                                                                               1

Technology - 0.0%                        Optical Cable                                                    121                 51

Telephone - 0.0%                         SpectraSite, Inc.                                                 46              2,544

--------------------------------------------------------------------------------------------------------------------------------
                                         Total Investments in Warrants (Cost - $1,453) - 0.0%                              3,818
--------------------------------------------------------------------------------------------------------------------------------

                                         Total Long-Term Investments (Cost - $150,946,167)                           183,370,188

--------------------------------------------------------------------------------------------------------------------------------
Short-Term Securities                                                                              Beneficial
                                                                                                     Interest
--------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (a)                                       $ 9,533,005          9,533,005
Merrill Lynch Liquidity Series, LLC Money Market Series (a) (b)                                   $ 3,073,100          3,073,100

--------------------------------------------------------------------------------------------------------------------------------
                                         Total Investments in Short-Term Investments
                                         (Cost - $12,606,105) - 6.5%                                                  12,606,105
--------------------------------------------------------------------------------------------------------------------------------

Total Investments (Cost - $163,552,272) - 100.4%                                                                     195,976,293

Liabilities in Excess of Other Assets - (0.4%)                                                                          (731,225)
                                                                                                                    ------------
Net Assets - 100.0%                                                                                                 $195,245,068
                                                                                                                    ============
--------------------------------------------------------------------------------------------------------------------------------

+     Non-income producing security.
++ For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
(a) Investments in companies considered to be an affiliate of the Series (such companies are defined as Affiliated Companies in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Net         Interest/Dividend
                    Affiliate                                                                  Activity             Income
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Liquidity Series, LLC Cash Sweep Series I                                      $(2,696,383)          $ 86,237
Merrill Lynch Liquidity Series, LLC Money Market Series                                      $   575,750           $ 13,430
Merrill Lynch Premier Institutional Fund                                                        (832,450)          $  3,764
-------------------------------------------------------------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.
(c) Warrants entitle the Series to purchase a predetermined number of shares of stock and are non-income producing. The purchase price and number of shares of stock are subject to adjustment under certain conditions until the expiration date.
(d)   The rights may be exercised until 8/16/04.
(e)   American Depositary Receipts (ADR).

Master Extended Market Index Series                                June 30, 2004

Schedule of Investments (concluded)

Financial futures contracts purchased as of June 30, 2004 were as follows:

------------------------------------------------------------------------------------------------------------------------------
           Number of                                                                              Face             Unrealized
           Contracts                   Issue               Expiration Date                        Value           Appreciation
------------------------------------------------------------------------------------------------------------------------------
              13               Russell 2000 Index          September 2004                      $ 3,680,059          $ 170,216
              25               S&P 400 Midcap Index        September 2004                      $ 7,423,603            179,522
------------------------------------------------------------------------------------------------------------------------------
Total Unrealized Appreciation - Net                                                                                 $ 349,738
                                                                                                                    =========
------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

                              Master Extended Market Index Series, June 30, 2004

STATEMENT OF ASSETS AND LIABILITIES

MASTER
EXTENDED MARKET
INDEX SERIES               As of June 30, 2004
========================================================================================================================
Assets:                    Investments in unaffiliated securities, at value (including
                           securities loaned of $2,894,796) (identified cost-$150,946,167)                 $ 183,370,188
                           Investments in affiliated securities, at value (identified
                           cost-$12,606,105) ..........................................                       12,606,105
                           Cash on deposit for financial futures contracts ............                          517,833
                           Cash .......................................................                        1,091,093
                           Receivables:
                                    Securities sold ...................................   $   1,083,038
                                    Contributions .....................................         463,716
                                    Dividends .........................................         147,238
                                    Variation margin ..................................          89,181
                                    Interest from affiliates ..........................          15,584
                                    Securities lending-net ............................           2,447        1,801,204
                                                                                          -------------
                           Prepaid expenses and other assets ..........................                            8,221
                                                                                                           -------------
                           Total assets ...............................................                      199,394,644
                                                                                                           -------------
========================================================================================================================
Liabilities:               Collateral on securities loaned, at value ..................                        3,073,100
                           Payables:
                                Securities purchased ..................................       1,042,023
                                Withdrawals ...........................................           2,169
                                Other affiliates ......................................           1,015
                                Investment adviser ....................................             265        1,045,472
                                                                                          -------------
                           Other liabilities ..........................................                           31,004
                                                                                                           -------------
                           Total liabilities ..........................................                        4,149,576
                                                                                                           -------------
========================================================================================================================
Net Assets:                Net assets .................................................                    $ 195,245,068
                                                                                                           =============
========================================================================================================================
Net Assets                 Investors' capital .........................................                    $ 162,471,309
Consist of:                Unrealized appreciation on investments-net .................                       32,773,759
                                                                                                           -------------
                           Net assets .................................................                    $ 195,245,068
                                                                                                           =============
========================================================================================================================

      See Notes to Financial Statements.

                              Master Extended Market Index Series, June 30, 2004

STATEMENT OF OPERATIONS

MASTER
EXTENDED MARKET
INDEX SERIES               For the Six Months Ended June 30, 2004
========================================================================================================================
Investment                 Dividends (net of $876 foreign withholding tax) ............                    $     827,339
Income:                    Interest from affiliates ...................................                           86,237
                           Securities lending-net .....................................                           17,194
                           Other ......................................................                            1,716
                                                                                                           -------------
                           Total income ...............................................                          932,486
                                                                                                           -------------

========================================================================================================================
Expenses:                  Professional fees ..........................................   $      33,988
                           Custodian fees .............................................          18,520
                           Accounting services ........................................          15,362
                           Investment advisory fees ...................................           9,591
                           Printing and shareholder reports ...........................           3,077
                           Trustees' fees and expenses ................................           1,109
                           Other ......................................................           2,687
                                                                                          -------------
                           Total expenses .............................................                           84,334
                                                                                                           -------------
                           Investment income-net ......................................                          848,152
                                                                                                           -------------

========================================================================================================================
Realized &                 Realized gain from investments-net .........................                        2,426,013
Unrealized Gain            Change in unrealized appreciation on investments-net .......                        6,700,956
on Investments-Net:                                                                                        -------------
                           Total realized and unrealized gain on investments-net ......                        9,126,969
                                                                                                           -------------
                           Net Increase in Net Assets Resulting from Operations .......                    $   9,975,121
                                                                                                           =============
========================================================================================================================

      See Notes to Financial Statements.

                              Master Extended Market Index Series, June 30, 2004

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           For the Six        For the
MASTER                                                                                     Months Ended      Year Ended
EXTENDED MARKET                                                                              June 30,       December 31,
INDEX SERIES               Increase in Net Assets:                                             2004             2003
========================================================================================================================
Operations:                Investment income-net ......................................   $     848,152    $   1,356,296
                           Realized gain (loss) on investments-net ....................       2,426,013         (936,686)
                           Change in unrealized appreciation on investments-net .......       6,700,956       45,815,708
                                                                                          -------------    -------------
                           Net increase in net assets resulting from operations .......       9,975,121       46,235,318
                                                                                          -------------    -------------
========================================================================================================================
Capital                    Proceeds from contributions ................................      47,523,918       72,933,076
Transactions:              Fair value of withdrawals ..................................     (34,735,670)     (40,449,340)
                                                                                          -------------    -------------

                           Net increase in net assets derived from capital transactions      12,788,248       32,483,736
                                                                                          -------------    -------------
========================================================================================================================
Net Assets:                Total increase in net assets ...............................      22,763,369       78,719,054
                           Beginning of period ........................................     172,481,699       93,762,645
                                                                                          -------------    -------------
                           End of period ..............................................   $ 195,245,068    $ 172,481,699
                                                                                          =============    =============
========================================================================================================================

      See Notes to Financial Statements.

                              Master Extended Market Index Series, June 30, 2004

FINANCIAL HIGHLIGHTS

                                                                                                                   For the Period
MASTER                The following ratios have                  For the Six     For the Year Ended December 31,  Oct. 27, 2000+ to
EXTENDED MARKET       been derived from information provided     Months Ended   ---------------------------------   December 31,
INDEX SERIES          in the financial statements.              June 30, 2004      2003         2002        2001        2000
===================================================================================================================================
Total Investment      Total investment return ................        5.89% ++     44.11%      (17.77%)     (9.03%)        --
Return:**                                                         ========      ========      =======    ========     =======
===================================================================================================================================
Ratios to             Expenses, net of reimbursement .........         .09% *        .12%         .08%        .08%        .08% *
Average Net                                                       ========      ========      =======    ========     =======
Assets:               Expenses ...............................         .09% *        .13%         .15%        .28%        .65% *
                                                                  ========      ========      =======    ========     =======
                      Investment income-net ..................         .88% *       1.09%        1.11%       1.33%       2.02% *
                                                                  ========      ========      =======    ========     =======

===================================================================================================================================
Supplemental          Net assets, end of period (in thousands)    $195,245      $172,482      $93,763    $104,838     $20,805
Data:                                                             ========      ========      =======    ========     =======
                      Portfolio turnover .....................       14.63%        14.53%       28.14%      97.51%       8.88%
                                                                  ========      ========      =======    ========     =======
===================================================================================================================================

*     Annualized.
** Total return is required to be disclosed for fiscal years beginning after December 15, 2000.
+     Commencement of operations.
++    Aggregate total investment return.

      See Notes to Financial Statements.

Master Extended Market Index Series

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Master Extended Market Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The financial statements of the Series are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments-- Equity securities held by the Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Trust employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Trust, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees of the Trust. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series' shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board of Trustees of the Trust or by the Investment Adviser using a pricing service and/or procedures approved by the Board of Trustees of the Trust.

(b) Derivative financial instruments - The Series may engage in various portfolio investment techniques to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Series may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or loss or gain to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts -- The Series may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures -- The Series may purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar-denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

(c) Income taxes - The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Securities lending - The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it receives a fee from the borrower. The Series typically receives the income on the loaned securities, but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series net assets. FAM has entered into a contractual arrangement with the Series under which other expenses incurred by the Series will not exceed .12%. This arrangement has a one-year term and is renewable.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Trust and the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. As of June 30, 2004, the Series lent securities with a value of $131,895 to MLPF&S or its affiliates. For the six months ended June 30, 2004, MLIM, LLC received $7,380 in securities lending agent fees from the Series.

For the six months ended June 30, 2004, the Series reimbursed FAM $2,226 for certain accounting services.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2004 were $40,833,177 and $24,639,639, respectively.

Net realized gains for the six months ended June 30, 2004 and net unrealized appreciation as of June 30, 2004 were as follows:

--------------------------------------------------------------------------------
                                                   Realized          Unrealized
                                                     Gains          Appreciation
--------------------------------------------------------------------------------
Long-term investments ....................        $ 2,149,419        $32,424,021
Financial futures contracts ..............            276,594        $   349,738
                                                  -----------        -----------
Total investments ........................        $ 2,426,013        $32,773,759
                                                  -----------        -----------
--------------------------------------------------------------------------------

As of June 30, 2004, net unrealized appreciation for federal income tax purposes aggregated $31,420,269, of which $43,186,244 related to appreciated securities and $11,765,975 related to depreciated securities. At June 30, 2004, the aggregate cost of investments for federal income tax purposes was $164,556,024.

4. Short-Term Borrowings:

The Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of ..09% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 28, 2003, the credit agreement was renewed for one year under the same terms. The Series did not borrow under the credit agreement during the six months ended June 30, 2004.

Officers and Trustees

Terry K. Glenn -- President and Trustee
Donald W. Burton -- Trustee
M. Colyer Crum -- Trustee
Laurie Simon Hodrick -- Trustee
David H. Walsh -- Trustee
Fred G. Weiss -- Trustee
Donald C. Burke -- Vice President and Treasurer
Robert C. Doll, Jr. -- Senior Vice President
Richard Vella -- Vice President
Brian D. Stewart -- Secretary

Custodian

J.P. Morgan Chase Bank
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Extended Market Index Series of Quantitative Master Series Trust


By: /s/ Terry K. Glenn
    ----------------------------
    Terry K. Glenn,
    President of
    Master Extended Market Index Series of Quantitative Master Series Trust

Date: August 13, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    ----------------------------
    Terry K. Glenn,
    President of
    Master Extended Market Index Series of Quantitative Master Series Trust

Date: August 13, 2004


By: /s/ Donald C. Burke
    ----------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Master Extended Market Index Series of Quantitative Master Series Trust

Date: August 13, 2004